UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee Guggenheim Variable Funds Trust 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2021

Guggenheim Variable Funds Trust Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(SMid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

GuggenheimInvestments.com	GVFT-SEMI-0621x1221

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
SERIES A (STYLEPLUS—LARGE CORE SERIES)	9
SERIES B (LARGE CAP VALUE SERIES)	16
SERIES D (WORLD EQUITY INCOME SERIES)	22
SERIES E (TOTAL RETURN BOND SERIES)	29
SERIES F (FLOATING RATE STRATEGIES SERIES)	50
SERIES J (STYLEPLUS—MID GROWTH SERIES)	62
SERIES N (MANAGED ASSET ALLOCATION SERIES)	70
SERIES O (ALL CAP VALUE SERIES)	76
SERIES P (HIGH YIELD SERIES)	83
SERIES Q (SMALL CAP VALUE SERIES)	98
SERIES V (SMID CAP VALUE SERIES)	105
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	112
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	120
SERIES Z (ALPHA OPPORTUNITY SERIES)	127
NOTES TO FINANCIAL STATEMENTS	144
OTHER INFORMATION	168
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	175
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	180
LIQUIDITY RISK MANAGEMENT PROGRAM	183

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2021

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for funds that are part of the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2021.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
Guggenheim Partners Investment Management, LLC

July 31, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19. The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of this uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

2 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

June 30, 2021

The Series StylePlus Funds may not be suitable for all investors. Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. ● Investments in small-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. ● The Funds may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile than if they had not been leveraged. ● The Funds’ investments in other investment vehicles subject the Funds to those risks and expenses affecting the investment vehicle. ● The Funds may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Funds may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Funds’ exposure to high yield securities may subject the Funds to greater volatility. ● The Funds may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Funds may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Value Funds may not be suitable for all investors. ● An investment in the Funds will fluctuate and is subject to investment risks, which means investors could lose money. The intrinsic value of the underlying stocks may never be realized or the stocks may decline in value. Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series D (World Equity Income Series) may not be suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. ●The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets are generally subject to an even greater level of risks). Additionally, the Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. ●The Fund’s use of leverage, through instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ●The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ●The Fund may have significant exposure to securities in a particular capitalization range e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-denominate capitalization range may underperform other segments of the equity market or the equity market as a whole. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series E (Total Return Bond Series) may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series F (Floating Rate Strategies Series) may not be suitable for all investors. ● Investments in floating rate senior secured syndicated bank loans and other floating rate securities involve special types of risks, including credit rate risk, interest rate risk, liquidity risk and prepayment risk. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements and synthetic instruments (such as synthetic collateralized debt obligations) expose the Fund to many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series N (Managed Asset Allocation Series) may not be suitable for all investors. ● The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

June 30, 2021

of the bond. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Fund’s other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. The Investment Manager may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series P (High Yield Series) may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Z (Alpha Opportunity Series) may not be suitable for all investors. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money. There can be no guarantee the Fund will achieve it investment objective. ● The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● Certain of the derivative instruments, such as swaps and structured notes, are also subject to the risks of counterparty default and adverse tax treatment. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs, including paying more for a security than it received from its sale and the risk of unlimited losses. ● In certain circumstances the fund may be subject to liquidity risk and it may be difficult for the fund to purchase and sell particular investments within a reasonable time at a fair price. ● In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ● The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● Please read the prospectus for more information on these and additional risks.

4 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	June 30, 2021

More states saw the end of COVID-19 related restrictions in the second quarter of 2021, including New York, California, and Illinois, marking a full reopening for almost all of the U.S. The U.S. has made solid vaccination progress, inoculating over 52% of the population. Those vaccinations have helped COVID-19 cases fall sharply from their peak, but the spread of the Delta variant is a worrying trend, particularly in areas with low vaccination rates. Though we expect cases will rise further as the Delta variant spreads, vaccination rates are high for the most vulnerable populations, which could limit hospitalizations and deaths, in turn reducing the need for a return to strict lockdowns.

Relaxed COVID-19 related measures and increased consumer comfort prompted a rapid reopening of the service sector and robust manufacturing activity. Both the ISM Manufacturing and Services Purchasing Managers Indexes cooled a bit in June but remain near the peaks of recent economic cycles.

Labor demand is also at record highs according to the National Federation of Independent Businesses (“NFIB”). The NFIB reported that nearly half of small-business owners in the U.S. could not fill job openings in June, making it the fifth consecutive month where the share of surveyed business owners citing jobs were hard to fill exceeded pre-COVID-19 historical highs. To attract more workers, business owners are raising or planning to raise compensation, especially in low-wage sectors where enhanced jobless benefits are competitive with wages. Corroborating this signal of strong labor demand is the consumer confidence data, which shows perceptions around job availability is above pre-COVID-19 highs.

Against this strong backdrop, the Federal Open Market Committee (“FOMC”) held its June meeting where, as expected, it kept rates unchanged. But the surprise came from the quarterly Summary of Economic Projections, which showed that FOMC participants now see upside risks to inflation at the highest levels in over a decade. This shift in the distribution of risk around inflation resulted in a surprise two-hike increase in their median fed funds rate forecast for 2023.

Our interpretation is that the U.S. Federal Reserve (“Fed”) is willing to be patient in reaching its dual mandate, but not irresponsible. Since the June meeting, 5-year forward Treasury Inflation-Protected Securities (“TIPS”) breakeven rates have fallen by about 0.25% as the market priced out a scenario in which the Fed lets inflation run too hot. This reassessment of the Fed’s reaction function led to a material decline in interest rates over the quarter. In the long run, keeping inflation expectations in check buys the central bank more time to keep policy accommodative.

Looking ahead, we are assessing the potential consequences of a slowdown in U.S. economic activity. Second quarter U.S. gross domestic product (“GDP”) is on track to show 8-9% annualized growth, after which we expect sequential growth could slow heading into 2022. Base effects from last year’s trough in activity could fade, as might the fiscal impulse over time. The impact of reopening businesses will also shrink. This natural slowdown in activity as we move through peak growth could present challenges if growth slows more than expected.

Inflation could fall given that much of the recent increase is coming from categories suffering temporary supply chain disruptions. Price pressures have materialized in sectors directly affected by the pandemic, such as hotels, airfares, and car rentals, where demand has bounced back faster than supply. Shortages in areas such as semiconductors and building materials are caused by factories and transportation abroad that have not returned to full capacity. As these factors are resolved and supply comes back online, a decline in inflation prints and inflation expectations over the next several quarters may prompt a rethink of the FOMC’s forecasted hikes.

The Fed may commence tapering asset purchases in 2022, but we continue to believe rate hikes will likely get pushed as far as 2025 as inflation cools and the Fed targets a historically tight labor market. This patience by the Fed would support credit conditions, which could mean low default volumes and positive risk-adjusted returns. Real U.S. interest rates could remain deeply negative, further supporting the credit sector as income-seeking investors search for yield.

For the six-month period ended June 30, 2021, the S&P 500® Index* returned 15.25%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 8.83%. The return of the MSCI Emerging Markets Index* was 7.45%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.60% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.62%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2021

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Morningstar Long/Short Equity Category Average represents long-short portfolios which hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. Some funds may simply hedge long stock positions through exchange traded funds or derivatives. At least 75% of the assets are in equity securities or derivatives.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth value.

Russell 1000® Value Index: A measure of the performance for the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500® Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

6 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2020 and ending June 30, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2020	Ending Account Value June 30, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus—Large Core Series)	0.85%	15.41%	$ 1,000.00	$ 1,154.10	$ 4.54
Series B (Large Cap Value Series)	0.79%	18.32%	1,000.00	1,183.20	4.28
Series D (World Equity Income Series)	0.89%	16.16%	1,000.00	1,161.60	4.77
Series E (Total Return Bond Series)	0.78%	(0.66%)	1,000.00	993.40	3.86
Series F (Floating Rate Strategies Series)	1.18%	1.43%	1,000.00	1,014.30	5.89
Series J (StylePlus—Mid Growth Series)	0.89%	11.05%	1,000.00	1,110.50	4.66
Series N (Managed Asset Allocation Series)	0.91%	7.60%	1,000.00	1,076.00	4.68
Series O (All Cap Value Series)	0.87%	19.90%	1,000.00	1,199.00	4.74
Series P (High Yield Series)	1.08%	3.49%	1,000.00	1,034.90	5.45
Series Q (Small Cap Value Series)	1.13%	23.30%	1,000.00	1,233.00	6.26
Series V (SMid Cap Value Series)	0.90%	20.26%	1,000.00	1,202.60	4.92
Series X (StylePlus—Small Growth Series)	0.99%	10.26%	1,000.00	1,102.60	5.16
Series Y (StylePlus—Large Growth Series)	0.87%	13.38%	1,000.00	1,133.80	4.60
Series Z (Alpha Opportunity Series)	2.01%	6.27%	1,000.00	1,062.70	10.28

Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	0.85%	5.00%	$ 1,000.00	$ 1,020.58	$ 4.26
Series B (Large Cap Value Series)	0.79%	5.00%	1,000.00	1,020.88	3.96
Series D (World Equity Income Series)	0.89%	5.00%	1,000.00	1,020.38	4.46
Series E (Total Return Bond Series)	0.78%	5.00%	1,000.00	1,020.93	3.91
Series F (Floating Rate Strategies Series)	1.18%	5.00%	1,000.00	1,018.94	5.91
Series J (StylePlus—Mid Growth Series)	0.89%	5.00%	1,000.00	1,020.38	4.46
Series N (Managed Asset Allocation Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series O (All Cap Value Series)	0.87%	5.00%	1,000.00	1,020.48	4.36
Series P (High Yield Series)	1.08%	5.00%	1,000.00	1,019.44	5.41
Series Q (Small Cap Value Series)	1.13%	5.00%	1,000.00	1,019.19	5.66
Series V (SMid Cap Value Series)	0.90%	5.00%	1,000.00	1,020.33	4.51
Series X (StylePlus—Small Growth Series)	0.99%	5.00%	1,000.00	1,019.89	4.96
Series Y (StylePlus—Large Growth Series)	0.87%	5.00%	1,000.00	1,020.48	4.36
Series Z (Alpha Opportunity Series)	2.01%	5.00%	1,000.00	1,014.83	10.04

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement and affiliated waivers. Excluding these expenses, the net expense ratios for the period would be:

Fund	06/30/21
Series A (StylePlus—Large Core Series)	0.84%
Series B (Large Cap Value Series)	0.79%
Series D (World Equity Income Series)	0.89%
Series E (Total Return Bond Series)	0.78%
Series F (Floating Rate Strategies Series)	1.14%
Series J (StylePlus—Mid Growth Series)	0.87%
Series O (All Cap Value Series)	0.87%
Series P (High Yield Series)	1.06%
Series Q (Small Cap Value Series)	1.13%
Series V (SMid Cap Value Series)	0.90%
Series X (StylePlus—Small Growth Series)	0.99%
Series Y (StylePlus—Large Growth Series)	0.87%
Series Z (Alpha Opportunity Series)	2.00%

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2020 to June 30, 2021.

8 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	25.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	24.1%
Guggenheim Variable Insurance Strategy Fund III	22.9%
Guggenheim Strategy Fund II	6.6%
Apple, Inc.	1.0%
Microsoft Corp.	1.0%
Amazon.com, Inc.	0.5%
Alphabet, Inc. — Class C	0.5%
Berkshire Hathaway, Inc. — Class B	0.4%
Facebook, Inc. — Class A	0.3%
Top Ten Total	82.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series A (StylePlus—Large Core Series)	15.41%	42.49%	17.23%	13.77%
S&P 500 Index	15.25%	40.79%	17.65%	14.84%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
COMMON STOCKS† - 16.4%

Technology - 4.8%
Apple, Inc.	19,387	$2,655,244
Microsoft Corp.	9,641	2,611,756
Intel Corp.	11,776	661,105
QUALCOMM, Inc.	4,041	577,580
Oracle Corp.	7,148	556,400
Broadcom, Inc.	1,162	554,088
Texas Instruments, Inc.	2,698	518,825
Cerner Corp.	5,396	421,752
Cadence Design Systems, Inc.*	3,039	415,796
NetApp, Inc.	5,030	411,555
HP, Inc.	12,405	374,507
KLA Corp.	996	322,913
Qorvo, Inc.*	1,533	299,931
Citrix Systems, Inc.	2,456	288,015
Lam Research Corp.	398	258,979
NVIDIA Corp.	296	236,830
Teradyne, Inc.	1,636	219,158
Cognizant Technology Solutions Corp. — Class A	3,035	210,204
Seagate Technology Holdings plc	2,086	183,422
Applied Materials, Inc.	932	132,717
International Business Machines Corp.	816	119,617
Adobe, Inc.*	153	89,603
Total Technology		12,119,997

Consumer, Non-cyclical - 3.1%
Merck & Company, Inc.	7,387	574,487
Bristol-Myers Squibb Co.	7,942	530,684
Amgen, Inc.	2,149	523,819
HCA Healthcare, Inc.	2,257	466,612
Laboratory Corporation of America Holdings*	1,683	464,256
Gilead Sciences, Inc.	6,725	463,083
Hologic, Inc.*	6,868	458,233
Quest Diagnostics, Inc.	3,352	442,363
Humana, Inc.	993	439,621
Regeneron Pharmaceuticals, Inc.*	605	337,917
Bio-Rad Laboratories, Inc. — Class A*	447	287,997
Vertex Pharmaceuticals, Inc.*	1,379	278,048
DaVita, Inc.*	2,098	252,662
United Rentals, Inc.*	762	243,086
Universal Health Services, Inc. — Class B	1,583	231,799
Incyte Corp.*	2,692	226,478
Philip Morris International, Inc.	2,178	215,861
McKesson Corp.	1,048	200,419
Molson Coors Beverage Co. — Class B*	3,375	181,204
PayPal Holdings, Inc.*	608	177,220
PerkinElmer, Inc.	1,102	170,160
Altria Group, Inc.	3,345	159,490
Anthem, Inc.	378	144,320
UnitedHealth Group, Inc.	306	122,535
Johnson & Johnson	736	121,249
Pfizer, Inc.	3,023	118,381
Biogen, Inc.*	330	114,269
Total Consumer, Non-cyclical		7,946,253

Financial - 2.9%
Berkshire Hathaway, Inc. — Class B*	3,547	985,782
Progressive Corp.	5,048	495,764
Allstate Corp.	3,474	453,149
Goldman Sachs Group, Inc.	1,188	450,882
Aflac, Inc.	8,043	431,587
Citigroup, Inc.	6,035	426,976
Raymond James Financial, Inc.	3,005	390,350
Cboe Global Markets, Inc.	3,275	389,889
Regions Financial Corp.	18,493	373,189
Capital One Financial Corp.	2,349	363,367
Synchrony Financial	7,334	355,846
Everest Re Group Ltd.	1,333	335,929
Zions Bancorp North America	6,151	325,142
Discover Financial Services	2,704	319,856
JPMorgan Chase & Co.	1,821	283,238
Western Union Co.	11,887	273,044
Cincinnati Financial Corp.	2,001	233,357
Mastercard, Inc. — Class A	604	220,514
Visa, Inc. — Class A	876	204,826
Bank of America Corp.	2,949	121,587
Total Financial		7,434,274

Communications - 2.7%
Amazon.com, Inc.*	405	1,393,265
Alphabet, Inc. — Class C*	537	1,345,894
Facebook, Inc. — Class A*	2,423	842,501
Cisco Systems, Inc.	12,188	645,964
Motorola Solutions, Inc.	2,117	459,071
VeriSign, Inc.*	1,968	448,094
Juniper Networks, Inc.	11,580	316,713
F5 Networks, Inc.*	1,461	272,710
NortonLifeLock, Inc.	9,014	245,361
AT&T, Inc.	8,142	234,327
Walt Disney Co.*	1,160	203,893
eBay, Inc.	2,251	158,043
Fox Corp. — Class A	3,915	145,364
Arista Networks, Inc.*	400	144,924
Total Communications		6,856,124

Consumer, Cyclical - 1.6%
Lowe’s Companies, Inc.	2,798	542,728
O’Reilly Automotive, Inc.*	856	484,676
AutoZone, Inc.*	323	481,987
Yum! Brands, Inc.	3,796	436,654
PulteGroup, Inc.	7,086	386,683
Whirlpool Corp.	1,703	371,288
Best Buy Company, Inc.	2,467	283,656
Tesla, Inc.*	410	278,677
Lennar Corp. — Class A	2,292	227,710
Home Depot, Inc.	531	169,330
Cummins, Inc.	688	167,741
LKQ Corp.*	2,775	136,586

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
Domino’s Pizza, Inc.	277	$129,218
Total Consumer, Cyclical		4,096,934

Industrial - 1.1%
3M Co.	2,491	494,787
Northrop Grumman Corp.	1,277	464,100
Masco Corp.	7,312	430,750
Sealed Air Corp.	5,828	345,309
Snap-on, Inc.	1,136	253,816
Parker-Hannifin Corp.	713	218,970
Huntington Ingalls Industries, Inc.	1,017	214,333
Keysight Technologies, Inc.*	1,183	182,667
Deere & Co.	488	172,123
Total Industrial		2,776,855

Energy - 0.2%
Williams Companies, Inc.	12,157	322,768
ONEOK, Inc.	2,244	124,856
Total Energy		447,624

Total Common Stocks
(Cost $35,555,141)		41,678,061

MUTUAL FUNDS† - 78.9%
Guggenheim Strategy Fund III[1]	2,548,677	64,124,704
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,120,505	61,021,440
Guggenheim Variable Insurance Strategy Fund III[1]	2,308,674	57,878,452
Guggenheim Strategy Fund II1	669,542	16,731,847
Total Mutual Funds
(Cost $198,531,757)		199,756,443

MONEY MARKET FUND† - 4.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	11,032,648	11,032,648
Total Money Market Fund
(Cost $11,032,648)		11,032,648

Total Investments - 99.7%
(Cost $245,119,546)		$252,467,152
Other Assets & Liabilities, net - 0.3%		683,404
Total Net Assets - 100.0%		$253,150,556

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	14	Sep 2021	$3,000,550	$34,883

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	0.43% (3 Month USD LIBOR + 0.23%)	At Maturity	10/05/21	23,352	$208,820,123	$11,322,988

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES A (STYLEPLUS—LARGE CORE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,678,061	$—	$—	$41,678,061
Mutual Funds	199,756,443	—	—	199,756,443
Money Market Fund	11,032,648	—	—	11,032,648
Equity Futures Contracts**	34,883	—	—	34,883
Equity Index Swap Agreements**	—	11,322,988	—	11,322,988
Total Assets	$252,502,035	$11,322,988	$—	$263,825,023

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$16,600,429	$111,492	$—	$—	$19,926	$16,731,847	669,542	$113,104
Guggenheim Strategy Fund III	57,516,275	6,471,019	—	—	137,410	64,124,704	2,548,677	477,627
Guggenheim Ultra Short Duration Fund — Institutional Class	47,177,063	15,268,109	(1,367,999)	43,946	(99,679)	61,021,440	6,120,505	266,632
Guggenheim Variable Insurance Strategy Fund III	57,356,264	453,632	—	—	68,556	57,878,452	2,308,674	459,793
	$178,650,031	$22,304,252	$(1,367,999)	$43,946	$126,213	$199,756,443		$1,317,156

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $46,587,789)	$52,710,709
Investments in affiliated issuers, at value (cost $198,531,757)	199,756,443
Segregated cash with broker	154,000
Unrealized appreciation on OTC swap agreements	11,322,988
Prepaid expenses	11,121
Receivables:
Fund shares sold	422,648
Dividends	254,306
Variation margin on futures contracts	4,270
Interest	31
Total assets	264,636,516

Liabilities:
Overdraft due to custodian bank	231
Segregated cash due to broker	10,780,000
Payable for:
Securities purchased	227,872
Swap settlement	200,043
Management fees	97,559
Distribution and service fees	51,405
Trustees’ fees*	15,634
Fund accounting/administration fees	15,290
Fund shares redeemed	13,813
Transfer agent/maintenance fees	2,268
Miscellaneous	81,845
Total liabilities	11,485,960
Commitments and contingent liabilities (Note 12)	—
Net assets	$253,150,556

Net assets consist of:
Paid in capital	$163,372,324
Total distributable earnings (loss)	89,778,232
Net assets	$253,150,556
Capital shares outstanding	4,441,207
Net asset value per share	$57.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$358,850
Dividends from securities of affiliated issuers	1,317,156
Interest	495
Total investment income	1,676,501

Expenses:
Management fees	898,367
Distribution and service fees	299,456
Transfer agent/maintenance fees	12,432
Fund accounting/administration fees	83,541
Professional fees	16,183
Interest expense	11,960
Custodian fees	9,629
Trustees’ fees*	8,573
Line of credit fees	5,004
Miscellaneous	8,955
Total expenses	1,354,100
Less:
Expenses waived by Adviser	(334,086)
Earnings credits applied	(100)
Total waived expenses	(334,186)
Net expenses	1,019,914
Net investment income	656,587

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,259,175
Investments in affiliated issuers	43,946
Swap agreements	38,031,706
Futures contracts	664,975
Net realized gain	43,999,802
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	219,534
Investments in affiliated issuers	126,213
Swap agreements	(10,366,704)
Futures contracts	3,543
Net change in unrealized appreciation (depreciation)	(10,017,414)
Net realized and unrealized gain	33,982,388
Net increase in net assets resulting from operations	$34,638,975

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$656,587	$1,804,148
Net realized gain on investments	43,999,802	27,369,160
Net change in unrealized appreciation (depreciation) on investments	(10,017,414)	6,844,741
Net increase in net assets resulting from operations	34,638,975	36,018,049

Distributions to shareholders	—	(12,350,787)

Capital share transactions:
Proceeds from sale of shares	1,689,383	4,825,074
Distributions reinvested	—	12,350,787
Cost of shares redeemed	(13,265,542)	(28,837,836)
Net decrease from capital share transactions	(11,576,159)	(11,661,975)
Net increase in net assets	23,062,816	12,005,287

Net assets:
Beginning of period	230,087,740	218,082,453
End of period	$253,150,556	$230,087,740

Capital share activity:
Shares sold	31,755	113,612
Shares issued from reinvestment of distributions	—	294,839
Shares redeemed	(249,580)	(678,666)
Net decrease in shares	(217,825)	(270,215)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$49.39	$44.24	$36.80	$45.50	$38.20	$34.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.38	.68	.83	.62	.46
Net gain (loss) on investments (realized and unrealized)	7.47	7.46	10.06	(3.10)	7.76	4.09
Total from investment operations	7.61	7.84	10.74	(2.27)	8.38	4.55
Less distributions from:
Net investment income	—	(.74)	(.91)	(.75)	(.50)	(.32)
Net realized gains	—	(1.95)	(2.39)	(5.68)	(.58)	(.37)
Total distributions	—	(2.69)	(3.30)	(6.43)	(1.08)	(.69)
Net asset value, end of period	$57.00	$49.39	$44.24	$36.80	$45.50	$38.20

Total Return[c]	15.41%	18.78%	29.97%	(6.56%)	22.22%	13.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253,151	$230,088	$218,082	$190,644	$251,795	$223,705
Ratios to average net assets:
Net investment income (loss)	0.55%	0.88%	1.65%	1.89%	1.48%	1.31%
Total expenses[d]	1.13%	1.22%	1.27%	1.26%	1.12%	0.93%
Net expenses[e,f,g]	0.85%	0.89%	0.95%	0.97%	0.91%	0.93%
Portfolio turnover rate	14%	63%	41%	45%	44%	43%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.84%	0.87%	0.89%	0.91%	0.90%	0.93%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.02%	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	2.6%
Micron Technology, Inc.	2.4%
Verizon Communications, Inc.	2.3%
Berkshire Hathaway, Inc. — Class B	2.2%
Tyson Foods, Inc. — Class A	2.1%
Johnson & Johnson	2.0%
Comcast Corp. — Class A	2.0%
Wells Fargo & Co.	2.0%
Bank of America Corp.	1.9%
Humana, Inc.	1.8%
Top Ten Total	21.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series B (Large Cap Value Series)	18.32%	47.13%	11.95%	10.55%
Russell 1000 Value Index	17.05%	43.68%	11.87%	11.61%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

16 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 98.3%

Financial - 23.4%
JPMorgan Chase & Co.	38,094	$5,925,141
Berkshire Hathaway, Inc. — Class B*	18,228	5,065,926
Wells Fargo & Co.	103,435	4,684,571
Bank of America Corp.	105,080	4,332,448
Morgan Stanley	34,665	3,178,434
Citigroup, Inc.	40,185	2,843,089
Allstate Corp.	21,352	2,785,155
Hartford Financial Services Group, Inc.	34,287	2,124,765
Charles Schwab Corp.	27,103	1,973,369
Voya Financial, Inc.	30,830	1,896,045
Medical Properties Trust, Inc. REIT	87,952	1,767,835
MetLife, Inc.	27,594	1,651,501
Prudential Financial, Inc.	14,614	1,497,496
Regions Financial Corp.	70,117	1,414,961
KeyCorp	64,668	1,335,394
Park Hotels & Resorts, Inc. REIT*	64,125	1,321,616
American Tower Corp. — Class A REIT	4,618	1,247,507
STAG Industrial, Inc. REIT	32,775	1,226,768
Mastercard, Inc. — Class A	3,197	1,167,193
Principal Financial Group, Inc.	18,209	1,150,627
Synovus Financial Corp.	25,902	1,136,580
Zions Bancorp North America	20,791	1,099,012
Jones Lang LaSalle, Inc.*	4,866	951,108
American International Group, Inc.	18,813	895,499
BOK Financial Corp.	9,366	811,096
Gaming and Leisure Properties, Inc. REIT	12,532	580,608
Total Financial		54,063,744

Consumer, Non-cyclical - 19.5%
Tyson Foods, Inc. — Class A	65,226	4,811,070
Johnson & Johnson	28,659	4,721,284
Humana, Inc.	9,178	4,063,284
HCA Healthcare, Inc.	18,846	3,896,222
Archer-Daniels-Midland Co.	52,046	3,153,988
McKesson Corp.	14,704	2,811,993
Medtronic plc	21,543	2,674,133
J M Smucker Co.	17,762	2,301,422
Quest Diagnostics, Inc.	17,401	2,296,410
Zimmer Biomet Holdings, Inc.	13,693	2,202,108
Bunge Ltd.	25,800	2,016,270
Encompass Health Corp.	25,501	1,989,843
Amgen, Inc.	6,861	1,672,369
Merck & Company, Inc.	20,657	1,606,495
Ingredion, Inc.	13,001	1,176,591
Pfizer, Inc.	29,771	1,165,832
Procter & Gamble Co.	8,583	1,158,104
Henry Schein, Inc.*	14,934	1,107,953
Organon & Co.*	2,065	62,487
Total Consumer, Non-cyclical		44,887,858

Consumer, Cyclical - 10.5%
Walmart, Inc.	25,244	3,559,909
Kohl’s Corp.	50,896	2,804,879
Southwest Airlines Co.*	47,188	2,505,211
LKQ Corp.*	49,954	2,458,736
Penske Automotive Group, Inc.	28,787	2,173,131
Lear Corp.	12,115	2,123,517
Home Depot, Inc.	5,978	1,906,324
DR Horton, Inc.	20,604	1,861,984
PACCAR, Inc.	20,253	1,807,580
PVH Corp.*	14,248	1,532,942
Ralph Lauren Corp. — Class A	11,569	1,362,944
Total Consumer, Cyclical		24,097,157

Communications - 9.1%
Verizon Communications, Inc.	94,596	5,300,214
Comcast Corp. — Class A	82,304	4,692,974
Cisco Systems, Inc.	46,985	2,490,205
T-Mobile US, Inc.*	15,182	2,198,809
Alphabet, Inc. — Class A*	859	2,097,498
FireEye, Inc.*	82,418	1,666,492
Walt Disney Co.*	8,284	1,456,079
Juniper Networks, Inc.	43,590	1,192,186
Total Communications		21,094,457

Industrial - 8.4%
Honeywell International, Inc.	15,835	3,473,407
Johnson Controls International plc	46,562	3,195,550
L3Harris Technologies, Inc.	10,969	2,370,949
Knight-Swift Transportation Holdings, Inc.	46,371	2,108,026
Valmont Industries, Inc.	7,628	1,800,589
FedEx Corp.	6,009	1,792,665
Owens Corning	17,203	1,684,174
Curtiss-Wright Corp.	14,040	1,667,390
General Electric Co.	97,873	1,317,371
Total Industrial		19,410,121

Technology - 8.4%
Micron Technology, Inc.*	64,631	5,492,342
DXC Technology Co.*	75,160	2,926,730
Skyworks Solutions, Inc.	14,527	2,785,552
Leidos Holdings, Inc.	23,089	2,334,298
Apple, Inc.	16,014	2,193,278
Qorvo, Inc.*	6,918	1,353,507
Amdocs Ltd.	15,609	1,207,512
Cerner Corp.	12,890	1,007,483
Total Technology		19,300,702

Energy - 7.5%
Chevron Corp.	36,592	3,832,646
ConocoPhillips	55,659	3,389,633
Marathon Oil Corp.	158,094	2,153,240
Range Resources Corp.*	107,163	1,796,052
Patterson-UTI Energy, Inc.	176,554	1,754,947
Exxon Mobil Corp.	26,250	1,655,850
Cabot Oil & Gas Corp. — Class A	91,049	1,589,715
Pioneer Natural Resources Co.	7,109	1,155,355
Total Energy		17,327,438

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
Utilities - 6.7%
Exelon Corp.	76,577	$3,393,127
Public Service Enterprise Group, Inc.	48,378	2,890,102
Edison International	48,175	2,785,478
Duke Energy Corp.	21,954	2,167,299
Pinnacle West Capital Corp.	23,291	1,909,163
NiSource, Inc.	51,045	1,250,603
PPL Corp.	33,862	947,120
Total Utilities		15,342,892

Basic Materials - 4.8%
Huntsman Corp.	123,085	3,264,214
Westlake Chemical Corp.	30,967	2,789,817
Reliance Steel & Aluminum Co.	10,519	1,587,317
Nucor Corp.	11,318	1,085,736
International Flavors & Fragrances, Inc.	6,793	1,014,874
DuPont de Nemours, Inc.	8,550	661,855
Dow, Inc.	9,877	625,017
Total Basic Materials		11,028,830

Total Common Stocks
(Cost $161,974,550)		226,553,199

MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	3,983,507	3,983,507
Total Money Market Fund
(Cost $3,983,507)		3,983,507

Total Investments - 100.0%
(Cost $165,958,057)		$230,536,706
Other Assets & Liabilities, net - 0.0%		230
Total Net Assets - 100.0%		$230,536,936

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2021.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$226,553,199	$—	$—	$226,553,199
Money Market Fund	3,983,507	—	—	3,983,507
Total Assets	$230,536,706	$—	$—	$230,536,706

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments, at value (cost $165,958,057)	$230,536,706
Prepaid expenses	1,690
Receivables:
Dividends	221,555
Fund shares sold	18,960
Interest	12
Total assets	230,778,923

Liabilities:
Payable for:
Management fees	80,658
Fund shares redeemed	69,537
Distribution and service fees	48,023
Fund accounting/administration fees	14,033
Trustees’ fees*	4,646
Transfer agent/maintenance fees	2,267
Miscellaneous	22,823
Total liabilities	241,987
Commitments and contingent liabilities (Note 12)	—
Net assets	$230,536,936

Net assets consist of:
Paid in capital	$149,226,933
Total distributable earnings (loss)	81,310,003
Net assets	$230,536,936
Capital shares outstanding	5,180,228
Net asset value per share	$44.50

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends	$2,196,752
Interest	182
Total investment income	2,196,934

Expenses:
Management fees	732,716
Distribution and service fees	281,814
Transfer agent/maintenance fees	12,417
Fund accounting/administration fees	78,982
Professional fees	15,425
Trustees’ fees*	9,613
Line of credit fees	4,593
Custodian fees	3,532
Miscellaneous	8,082
Total expenses	1,147,174
Less:
Expenses waived by Adviser	(256,261)
Net expenses	890,913
Net investment income	1,306,021

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,711,960
Net realized gain	10,711,960
Net change in unrealized appreciation (depreciation) on:
Investments	25,490,935
Net change in unrealized appreciation (depreciation)	25,490,935
Net realized and unrealized gain	36,202,895
Net increase in net assets resulting from operations	$37,508,916

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,306,021	$4,562,466
Net realized gain on investments	10,711,960	1,794,553
Net change in unrealized appreciation (depreciation) on investments	25,490,935	(5,308,681)
Net increase in net assets resulting from operations	37,508,916	1,048,338

Distributions to shareholders	—	(17,232,283)

Capital share transactions:
Proceeds from sale of shares	2,519,492	11,205,807
Distributions reinvested	—	17,232,283
Cost of shares redeemed	(18,039,169)	(30,674,259)
Net decrease from capital share transactions	(15,519,677)	(2,236,169)
Net increase (decrease) in net assets	21,989,239	(18,420,114)

Net assets:
Beginning of period	208,547,697	226,967,811
End of period	$230,536,936	$208,547,697

Capital share activity:
Shares sold	59,035	310,192
Shares issued from reinvestment of distributions	—	540,197
Shares redeemed	(423,154)	(902,732)
Net decrease in shares	(364,119)	(52,343)

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$37.61	$40.55	$36.14	$43.36	$39.08	$33.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.82	.72	.65	.48	.50
Net gain (loss) on investments (realized and unrealized)	6.65	(.51)	6.93	(4.42)	5.52	6.48
Total from investment operations	6.89	.31	7.65	(3.77)	6.00	6.98
Less distributions from:
Net investment income	—	(.74)	(.72)	(.58)	(.53)	(.61)
Net realized gains	—	(2.51)	(2.52)	(2.87)	(1.19)	(.49)
Total distributions	—	(3.25)	(3.24)	(3.45)	(1.72)	(1.10)
Net asset value, end of period	$44.50	$37.61	$40.55	$36.14	$43.36	$39.08

Total Return[c]	18.32%	2.21%	21.82%	(9.53%)	15.81%	21.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$230,537	$208,548	$226,968	$207,167	$269,258	$260,692
Ratios to average net assets:
Net investment income (loss)	1.16%	2.40%	1.86%	1.54%	1.17%	1.44%
Total expenses[d]	1.02%	1.09%	1.07%	1.07%	1.02%	0.82%
Net expenses[e,f]	0.79%	0.79%	0.80%	0.80%	0.81%	0.82%
Portfolio turnover rate	10%	19%	32%	21%	27%	44%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.79%	0.79%	0.80%	0.80%	0.79%	0.82%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At June 30, 2021, the investment diversification of the Fund by Country was as follows:

Country	% of Long-Term Investments
United States	63.6%
Japan	6.6%
Germany	4.9%
United Kingdom	3.4%
Ireland	3.0%
Australia	3.0%
Sweden	2.4%
Other	13.1%
Total Long-Term Investments	100.0%

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.2%
Microsoft Corp.	2.6%
Alphabet, Inc. — Class C	2.0%
Amazon.com, Inc.	1.9%
Verizon Communications, Inc.	1.1%
Philip Morris International, Inc.	1.1%
Citigroup, Inc.	1.1%
Accenture plc — Class A	1.0%
Bristol-Myers Squibb Co.	1.0%
AbbVie, Inc.	1.0%
Top Ten Total	16.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series D (World Equity Income Series)	16.16%	38.23%	10.39%	7.65%
MSCI World Index	13.05%	39.04%	14.83%	10.65%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

22 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
COMMON STOCKS† - 96.8%

Consumer, Non-cyclical - 20.3%
Philip Morris International, Inc.	15,200	$1,506,472
Bristol-Myers Squibb Co.	21,094	1,409,501
AbbVie, Inc.	12,408	1,397,637
PepsiCo, Inc.	8,995	1,332,789
Pfizer, Inc.	34,000	1,331,440
Merck & Company, Inc.	16,500	1,283,205
CVS Health Corp.	15,200	1,268,288
Anthem, Inc.	3,123	1,192,362
Square, Inc. — Class A*	4,700	1,145,860
Gilead Sciences, Inc.	16,600	1,143,076
Colgate-Palmolive Co.	14,039	1,142,073
Archer-Daniels-Midland Co.	18,325	1,110,495
Viatris, Inc.	72,800	1,040,312
Humana, Inc.	2,331	1,031,980
Kimberly-Clark Corp.	7,600	1,016,728
Kroger Co.	25,554	978,974
Cardinal Health, Inc.	16,700	953,403
Kellogg Co.	14,190	912,842
Tyson Foods, Inc. — Class A	12,300	907,248
Bunge Ltd.	9,113	712,181
WH Group Ltd.[1]	770,000	692,252
Boston Scientific Corp.*	15,900	679,884
Wilmar International Ltd.	182,200	609,886
Cigna Corp.	2,100	497,847
Mondelez International, Inc. — Class A	7,845	489,842
J M Smucker Co.	3,400	440,538
Japan Tobacco, Inc.	18,600	351,378
McKesson Corp.	1,800	344,232
AmerisourceBergen Corp. — Class A	2,877	329,388
Shionogi & Company Ltd.	5,100	265,874
Johnson & Johnson	1,600	263,584
Campbell Soup Co.	5,200	237,068
Total Consumer, Non-cyclical		28,018,639

Financial - 17.3%
Citigroup, Inc.	20,679	1,463,039
Wells Fargo & Co.	28,500	1,290,765
Oversea-Chinese Banking Corporation Ltd.	139,900	1,243,579
Australia & New Zealand Banking Group Ltd.	52,200	1,102,017
Allianz AG	4,400	1,097,651
National Australia Bank Ltd.	47,000	924,209
Synchrony Financial	18,700	907,324
BOC Hong Kong Holdings Ltd.	258,300	876,644
Annaly Capital Management, Inc. REIT	97,800	868,464
NN Group N.V.	18,300	863,552
Boston Properties, Inc. REIT	7,100	813,589
Admiral Group plc	18,400	799,978
Equity Residential REIT	9,700	746,900
Vornado Realty Trust REIT	15,972	745,413
Danske Bank A/S	41,500	730,360
Western Union Co.	31,500	723,555
Mitsubishi UFJ Financial Group, Inc.	123,800	668,801
AXA S.A.	26,000	659,561
MetLife, Inc.	11,000	658,350
BNP Paribas S.A.	10,400	652,252
Sumitomo Mitsui Financial Group, Inc.	18,500	637,856
Medical Properties Trust, Inc. REIT	28,900	580,890
United Overseas Bank Ltd.	29,500	566,586
Westpac Banking Corp.	28,800	557,468
KeyCorp	26,700	551,355
Aegon N.V.	130,700	542,490
Bank of New York Mellon Corp.	10,484	537,095
Kinnevik AB — Class B	12,700	508,551
Commonwealth Bank of Australia	6,000	449,393
Power Corporation of Canada	10,500	331,940
RenaissanceRe Holdings Ltd.	2,100	312,522
Aviva plc	41,800	234,641
Hang Seng Bank Ltd.	10,700	213,754
Total Financial		23,860,544

Technology - 15.0%
Apple, Inc.	31,777	4,352,178
Microsoft Corp.	13,365	3,620,579
Accenture plc — Class A	4,894	1,442,702
Intel Corp.	23,667	1,328,665
International Business Machines Corp.	8,524	1,249,533
Micron Technology, Inc.*	13,900	1,181,222
NetApp, Inc.	13,900	1,137,298
Advanced Micro Devices, Inc.*	11,800	1,108,374
VMware, Inc. — Class A*	6,259	1,001,252
Cognizant Technology Solutions Corp. — Class A	13,900	962,714
HP, Inc.	31,400	947,966
ASML Holding N.V.	1,300	893,500
NXP Semiconductor N.V.	2,600	534,872
Seagate Technology Holdings plc	6,000	527,580
Citrix Systems, Inc.	3,700	433,899
Total Technology		20,722,334

Communications - 11.8%
Alphabet, Inc. — Class C*	1,106	2,771,990
Amazon.com, Inc.*	779	2,679,885
Verizon Communications, Inc.	27,831	1,559,371
ViacomCBS, Inc. — Class B	26,100	1,179,720
KDDI Corp.	33,900	1,057,439
Facebook, Inc. — Class A*	2,944	1,023,658
Discovery, Inc. — Class C*	34,000	985,320
Nippon Telegraph & Telephone Corp.	36,400	948,478
Comcast Corp. — Class A	13,800	786,876
Juniper Networks, Inc.	26,200	716,570
HKT Trust & HKT Ltd.	489,400	666,911
Cisco Systems, Inc.	10,500	556,500
eBay, Inc.	7,900	554,659
Interpublic Group of Companies, Inc.	13,100	425,619
DISH Network Corp. — Class A*	7,800	326,040
Total Communications		16,239,036

Consumer, Cyclical - 9.7%
Walgreens Boots Alliance, Inc.	20,400	1,073,244
Mitsubishi Corp.	38,900	1,060,371
Wesfarmers Ltd.	23,600	1,046,018
Costco Wholesale Corp.	2,600	1,028,742

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
Best Buy Company, Inc.	8,600	$988,828
Subaru Corp.	48,000	946,968
BorgWarner, Inc.	18,300	888,282
Volvo AB — Class B	36,400	875,994
Bunzl plc	26,000	858,862
Persimmon plc	20,900	855,185
Whirlpool Corp.	3,686	803,622
Lawson, Inc.	13,100	606,159
Electrolux AB	21,200	587,999
General Motors Co.*	9,400	556,198
PACCAR, Inc.	4,700	419,475
Tesla, Inc.*	534	362,960
Daimler AG — Class D	3,100	276,904
Autoliv, Inc.	2,300	224,848
Total Consumer, Cyclical		13,460,659

Industrial - 8.6%
3M Co.	6,790	1,348,698
Deutsche Post AG	19,100	1,299,615
Lockheed Martin Corp.	2,622	992,033
CRH plc ADR	18,600	937,722
AP Moller - Maersk A/S — Class B	250	718,674
Taisei Corp.	20,500	671,750
Obayashi Corp.	80,200	637,511
Knight-Swift Transportation Holdings, Inc.	13,100	595,526
General Dynamics Corp.	3,149	592,831
Skanska AB — Class B	21,000	557,171
Northrop Grumman Corp.	1,519	552,050
Huntington Ingalls Industries, Inc.	2,400	505,800
Venture Corporation Ltd.	34,300	490,128
Arrow Electronics, Inc.*	4,200	478,086
BAE Systems plc	54,900	396,271
Mitsubishi Heavy Industries Ltd.	13,100	385,513
FedEx Corp.	1,063	317,125
ACS Actividades de Construccion y Servicios S.A.	10,500	281,370
Bouygues S.A.	5,200	192,394
Total Industrial		11,950,268

Basic Materials - 5.6%
Steel Dynamics, Inc.	18,300	1,090,680
BASF SE	11,400	898,477
Rio Tinto plc	10,700	880,381
UPM-Kymmene Oyj	22,600	855,208
Boliden AB	20,900	803,684
Covestro AG1	12,300	794,612
Smurfit Kappa Group plc	13,100	710,943
Johnson Matthey plc	15,500	658,886
voestalpine AG	15,800	643,620
LANXESS AG	5,200	356,659
Total Basic Materials		7,693,150

Utilities - 5.4%
Edison International	18,000	1,040,760
Exelon Corp.	23,000	1,019,130
CLP Holdings Ltd.	93,200	921,925
PPL Corp.	31,800	889,446
FirstEnergy Corp.	22,300	829,783
UGI Corp.	16,000	740,960
Southern Co.	12,000	726,120
NRG Energy, Inc.	16,000	644,800
Vistra Corp.	33,700	625,135
Total Utilities		7,438,059

Energy - 2.4%
TC Energy Corp.	22,600	1,118,557
ENEOS Holdings, Inc.	183,500	767,977
Suncor Energy, Inc.	23,300	558,177
DCC plc	6,300	515,741
Exxon Mobil Corp.	6,500	410,020
Total Energy		3,370,472

Diversified - 0.7%
CK Hutchison Holdings Ltd.	129,200	1,006,784

Total Common Stocks
(Cost $115,535,778)		133,759,945

PREFERRED STOCKS† - 1.4%
Consumer, Cyclical - 1.4%
Porsche Automobil Holding SE	9,200	986,135
Volkswagen AG	3,900	977,082
Total Consumer, Cyclical		1,963,217

Total Preferred Stocks
(Cost $1,309,803)		1,963,217

EXCHANGE-TRADED FUNDS† - 0.7%
SPDR S&P 500 ETF Trust	1,126	481,996
iShares MSCI EAFE ETF	6,108	481,799
Total Exchange-Traded Funds
(Cost $958,447)		963,795

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	629,033	629,033
Total Money Market Fund
(Cost $629,033)		629,033

Total Investments - 99.4%
(Cost $118,433,061)		$137,315,990
Other Assets & Liabilities, net - 0.6%		797,267
Total Net Assets - 100.0%		$138,113,257

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES D (WORLD EQUITY INCOME SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	81	Sep 2021	$9,120,094	$102,321
Euro FX Futures Contracts	48	Sep 2021	7,125,900	44,031
Australian Dollar Futures Contracts	54	Sep 2021	4,050,540	13,036
			$20,296,534	$159,388

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,486,864 (cost $1,514,324), or 1.1% of total net assets.

[2]	Rate indicated is the 7-day yield as of June 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$133,759,945	$—	$—	$133,759,945
Preferred Stocks	1,963,217	—	—	1,963,217
Exchange-Traded Funds	963,795	—	—	963,795
Money Market Fund	629,033	—	—	629,033
Currency Futures Contracts**	159,388	—	—	159,388
Total Assets	$137,475,378	$—	$—	$137,475,378

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments, at value (cost $118,433,061)	$137,315,990
Foreign currency, at value (cost $52,691)	52,694
Cash	1,186
Segregated cash with broker	322,050
Prepaid expenses	988
Receivables:
Dividends	288,156
Foreign tax reclaims	208,227
Variation margin on futures contracts	77,423
Total assets	138,266,714

Liabilities:
Payable for:
Management fees	54,460
Distribution and service fees	28,788
Fund shares redeemed	19,283
Printing fees	10,984
Professional fees	10,621
Fund accounting/administration fees	8,991
Pricing fees	8,374
Trustees’ fees*	3,693
Transfer agent/maintenance fees	2,441
Miscellaneous	5,822
Total liabilities	153,457
Commitments and contingent liabilities (Note 12)	—
Net assets	$138,113,257

Net assets consist of:
Paid in capital	$98,568,892
Total distributable earnings (loss)	39,544,365
Net assets	$138,113,257
Capital shares outstanding	8,038,593
Net asset value per share	$17.18

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $124,156)	$2,053,758
Total investment income	2,053,758

Expenses:
Management fees	467,825
Distribution and service fees	167,080
Transfer agent/maintenance fees	12,477
Fund accounting/administration fees	48,540
Professional fees	18,296
Custodian fees	11,972
Trustees’ fees*	9,953
Line of credit fees	2,818
Interest expense	25
Miscellaneous	6,136
Total expenses	745,122
Less:
Expenses waived by Adviser	(149,807)
Net expenses	595,315
Net investment income	1,458,443

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	20,888,347
Futures contracts	40,379
Foreign currency transactions	2,543
Net realized gain	20,931,269
Net change in unrealized appreciation (depreciation) on:
Investments	(2,610,942)
Futures contracts	159,388
Foreign currency translations	(15,661)
Net change in unrealized appreciation (depreciation)	(2,467,215)
Net realized and unrealized gain	18,464,054
Net increase in net assets resulting from operations	$19,922,497

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,458,443	$1,985,000
Net realized gain (loss) on investments	20,931,269	(3,566,875)
Net change in unrealized appreciation (depreciation) on investments	(2,467,215)	8,231,802
Net increase in net assets resulting from operations	19,922,497	6,649,927

Distributions to shareholders	—	(4,694,939)

Capital share transactions:
Proceeds from sale of shares	3,055,405	2,006,847
Distributions reinvested	—	4,694,939
Cost of shares redeemed	(10,871,328)	(16,408,213)
Net decrease from capital share transactions	(7,815,923)	(9,706,427)
Net increase (decrease) in net assets	12,106,574	(7,751,439)

Net assets:
Beginning of period	126,006,683	133,758,122
End of period	$138,113,257	$126,006,683

Capital share activity:
Shares sold	186,146	149,287
Shares issued from reinvestment of distributions	—	362,544
Shares redeemed	(668,469)	(1,246,184)
Net decrease in shares	(482,323)	(734,353)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$14.79	$14.45	$12.96	$14.52	$12.98	$12.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.22	.33	.33	.33	.37
Net gain (loss) on investments (realized and unrealized)	2.21	.66	2.36	(1.47)	1.60	.88
Total from investment operations	2.39	.88	2.69	(1.14)	1.93	1.25
Less distributions from:
Net investment income	—	(.40)	(.40)	(.42)	(.39)	(.39)
Net realized gains	—	(.14)	(.80)	—	—	—
Total distributions	—	(.54)	(1.20)	(.42)	(.39)	(.39)
Net asset value, end of period	$17.18	$14.79	$14.45	$12.96	$14.52	$12.98

Total Return[c]	16.16%	6.65%	21.40%	(8.17%)	15.06%	10.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138,113	$126,007	$133,758	$125,312	$161,111	$159,978
Ratios to average net assets:
Net investment income (loss)	2.18%	1.70%	2.37%	2.29%	2.38%	2.92%
Total expenses[d]	1.11%	1.20%	1.19%	1.17%	1.12%	0.91%
Net expenses[e,f]	0.89%	0.89%	0.90%	0.90%	0.90%	0.91%
Portfolio turnover rate	85%	196%	139%	134%	112%	43%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17
0.89%	0.89%	0.90%	0.90%	0.88%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: April 26, 1985

Ten Largest Holdings (% of Total Net Assets)
Uniform MBS 30 Year	8.1%
U.S. Treasury Notes, 1.63%	4.3%
Guggenheim Total Return Bond Fund — R6-Class	4.0%
U.S. Treasury Strips, due 2/15/50	1.6%
Pershing Square Tontine Holdings, Ltd. — Class A	1.0%
Octagon Investment Partners 49 Ltd., 1.76%	1.0%
Station Place Securitization Trust 2021-7, 0.89%	0.9%
Station Place Securitization Trust 2020-16, 1.09%	0.9%
SBA Tower Trust, 2.33%	0.7%
Delta Air Lines, Inc., 7.00%	0.7%
Top Ten Total	23.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2021

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series E (Total Return Bond Series)	(0.66%)	4.81%	5.46%	5.09%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60%)	(0.33%)	3.03%	3.39%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	21.2%
AA	9.0%
A	11.8%
BBB	28.6%
BB	8.7%
B	5.8%
CCC	0.4%
CC	1.2%
C	0.2%
NR2	3.1%
Other Instruments	10.0%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

30 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value
COMMON STOCKS† - 1.4%

Financial - 1.3%
Pershing Square Tontine Holdings, Ltd. — Class A*,15	76,590	$1,743,188
KKR Acquisition Holdings I Corp. — Class A*,15	33,829	332,201
RXR Acquisition Corp. — Class A*,15	6,570	63,795
MSD Acquisition Corp. — Class A*,15	4,876	48,028
Soaring Eagle Acquisition Corp. — Class A*,15	3,427	34,133
TPG Pace Beneficial II Corp.*,15	3,901	39,322
TPG Pace Solutions Corp.*,15	2,801	27,898
Colicity, Inc. — Class A*,15	1,453	14,167
Colicity, Inc.*,15	266	2,679
RXR Acquisition Corp.*,15	263	2,619
Total Financial		2,308,030

Communications - 0.1%
Figs, Inc. — Class A*	1,346	67,435

Total Common Stocks
(Cost $2,076,029)		2,375,465

PREFERRED STOCKS†† - 2.5%
Financial - 2.5%
First Republic Bank, 4.25%	24,000	641,520
Bank of America Corp., 4.13%	16,000	418,560
Wells Fargo & Co., 4.70%	16,000	418,400
Public Storage, 4.63%	14,400	396,576
W R Berkley Corp., 4.13% due 03/30/61	12,000	321,120
Bank of America Corp., 4.38%	12,000	314,400
Equitable Holdings, Inc., 4.30%	12,000	303,720
American Financial Group, Inc., 4.50% due 09/15/60	10,000	277,100
Arch Capital Group Ltd., 4.55%*	10,000	258,100
JPMorgan Chase & Co., 4.63%*	8,000	213,040
CNO Financial Group, Inc., 5.13% due 11/25/60	6,000	161,700
First Republic Bank, 4.13%	6,000	153,900
Assurant, Inc., 5.25% due 01/15/61	4,000	108,160
W R Berkley Corp., 4.25% due 09/30/60	4,000	106,680
Selective Insurance Group, Inc., 4.60%	4,000	101,720
Public Storage, 4.13%	3,200	83,360
Total Financial		4,278,056

Total Preferred Stocks
(Cost $4,040,000)		4,278,056

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,15	8,510	53,613
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,15	8,457	9,979
Soaring Eagle Acquisition Corp. - Class A
Expiring 12/31/27*,15	684	2,257
RXR Acquisition Corp.
Expiring 03/08/26*,15	1,312	1,352
MSD Acquisition Corp.
Expiring 05/13/23*,15	974	1,266
Colicity, Inc.
Expiring 12/31/27*,15	290	447
Total Warrants
(Cost $58,977)		68,914

MUTUAL FUNDS† - 4.0%
Guggenheim Total Return Bond Fund — R6-Class[1]	238,230	6,930,119
Total Mutual Funds
(Cost $6,330,870)		6,930,119

MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	3,302,439	3,302,439
Total Money Market Fund
(Cost $3,302,439)		3,302,439

	Face Amount~
CORPORATE BONDS†† - 43.6%
Financial - 18.7%
Wells Fargo & Co.
3.07% due 04/30/41[3]	1,100,000	1,125,910
3.90%[3,4]	350,000	362,355
Citigroup, Inc.
3.88%[3,4]	600,000	612,750
2.57% due 06/03/31[3]	590,000	607,186
4.00%[3,4]	200,000	206,200
American International Group, Inc.
3.40% due 06/30/30	660,000	724,503
4.38% due 06/30/50	550,000	669,096
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[5]	950,000	1,065,398
Pershing Square Holdings, Ltd.
3.25% due 11/15/30[5]	1,000,000	1,016,770
Citizens Financial Group, Inc.
3.25% due 04/30/30	867,000	940,313
Bank of America Corp.
2.59% due 04/29/31[3]	890,000	918,554
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	800,000	841,951
Reinsurance Group of America, Inc.
3.15% due 06/15/30	750,000	802,843
Charles Schwab Corp.
4.00%[3,4]	500,000	511,500
5.38%[3,4]	239,000	264,167
Wilton RE Ltd.
6.00%†††,3,4,5	700,000	757,813
Macquarie Bank Ltd.
3.05% due 03/03/36[3,5]	450,000	447,706
3.62% due 06/03/30[5]	290,000	306,945

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Arch Capital Group Ltd.
3.64% due 06/30/50	700,000	$753,612
Markel Corp.
6.00%[3,4]	660,000	737,550
JPMorgan Chase & Co.
3.65%[3,4]	250,000	250,350
2.96% due 05/13/31[3]	230,000	241,864
4.49% due 03/24/31[3]	200,000	237,091
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	349,500
4.00% due 01/15/31	290,000	312,469
Liberty Mutual Group, Inc.
4.30% due 02/01/61†††,5	700,000	641,729
Equitable Holdings, Inc.
4.95%[3,4]	550,000	598,125
Lincoln National Corp.
3.40% due 01/15/31	370,000	404,478
4.38% due 06/15/50	150,000	181,001
Intercontinental Exchange, Inc.
2.65% due 09/15/40	600,000	575,537
Fidelity National Financial, Inc.
3.40% due 06/15/30	300,000	323,272
2.45% due 03/15/31	230,000	229,284
Deloitte LLP
3.56% due 05/07/30†††	500,000	522,705
Iron Mountain, Inc.
5.25% due 07/15/30[5]	250,000	264,645
5.63% due 07/15/32[5]	125,000	133,790
4.50% due 02/15/31[5]	100,000	101,250
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31[5]	450,000	469,479
Crown Castle International Corp.
2.90% due 04/01/41	250,000	243,418
3.30% due 07/01/30	201,000	215,491
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	456,951
Global Atlantic Finance Co.
4.70% due 10/15/51[3,5]	250,000	250,738
3.13% due 06/15/31[5]	200,000	201,344
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	410,000	425,426
Ares Finance Company II LLC
3.25% due 06/15/30[5]	410,000	423,883
MetLife, Inc.
3.85%[3,4]	400,000	419,424
Standard Chartered plc
4.64% due 04/01/31[3,5]	350,000	409,715
Alleghany Corp.
3.63% due 05/15/30	370,000	408,594
National Australia Bank Ltd.
2.99% due 05/21/31[5]	400,000	406,586
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	300,000	299,931
5.50% due 11/15/25[5]	100,000	103,553
First American Financial Corp.
4.00% due 05/15/30	360,000	400,724
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	292,144
4.70% due 09/20/47	50,000	60,618
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[5]	350,000	350,721
Nippon Life Insurance Co.
2.75% due 01/21/51[3,5]	350,000	343,000
Belrose Funding Trust
2.33% due 08/15/30[5]	320,000	313,935
Liberty Mutual Group, Inc.
3.95% due 05/15/60[5]	280,000	307,924
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[5]	290,000	303,669
Jefferies Group LLC
2.75% due 10/15/32	300,000	301,650
LPL Holdings, Inc.
4.00% due 03/15/29[5]	300,000	301,500
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	280,000	298,821
UBS Group AG
2.10% due 02/11/32[3,5]	300,000	294,233
SBA Communications Corp.
3.13% due 02/01/29[5]	250,000	241,017
3.88% due 02/15/27	50,000	51,345
Societe Generale S.A.
2.89% due 06/09/32[3,5]	250,000	252,980
Assurant, Inc.
2.65% due 01/15/32	250,000	249,598
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	247,757
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	225,000	242,654
NFP Corp.
6.88% due 08/15/28[5]	200,000	210,542
Allianz SE
3.50%[3,4,5]	200,000	206,750
AmFam Holdings, Inc.
2.81% due 03/11/31[5]	200,000	204,982
Americo Life, Inc.
3.45% due 04/15/31[5]	200,000	203,763
Macquarie Group Ltd.
2.69% due 06/23/32[3,5]	200,000	200,759
Safehold Operating Partnership, LP
2.80% due 06/15/31	200,000	200,159
Hunt Companies, Inc.
5.25% due 04/15/29[5]	200,000	194,000
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	150,000	182,926
Kemper Corp.
2.40% due 09/30/30	170,000	170,345
Raymond James Financial, Inc.
3.75% due 04/01/51	150,000	164,674

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	150,000	$155,804
Kennedy-Wilson, Inc.
4.75% due 03/01/29	150,000	154,500
Bank of New York Mellon Corp.
4.70% [3,4]	140,000	152,775
Goldman Sachs Group, Inc.
3.80% [3,4]	150,000	152,670
Prudential Financial, Inc.
3.70% due 10/01/50[3]	130,000	135,525
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	110,000	114,950
Nasdaq, Inc.
3.25% due 04/28/50	110,000	110,377
Western & Southern Life Insurance Co.
3.75% due 04/28/61[5]	100,000	106,272
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[5]	100,000	103,564
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3,5]	100,000	103,379
Westpac Banking Corp.
2.96% due 11/16/40	100,000	98,345
Home Point Capital, Inc.
5.00% due 02/01/26[5]	100,000	93,250
Apollo Management Holdings, LP
2.65% due 06/05/30[5]	90,000	91,492
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	90,028
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	78,102
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	59,476
Brookfield Finance LLC
3.45% due 04/15/50	50,000	51,571
Weyerhaeuser Co.
4.00% due 04/15/30	43,000	48,978
Total Financial		32,468,993

Consumer, Non-cyclical - 6.2%
Sysco Corp.
5.95% due 04/01/30	610,000	783,096
Altria Group, Inc.
3.70% due 02/04/51	550,000	523,021
3.40% due 05/06/30	170,000	179,473
4.45% due 05/06/50	50,000	53,333
CoStar Group, Inc.
2.80% due 07/15/30[5]	740,000	752,526
DaVita, Inc.
4.63% due 06/01/30[5]	377,000	386,975
3.75% due 02/15/31[5]	303,000	290,880
Centene Corp.
3.00% due 10/15/30	300,000	308,184
2.50% due 03/01/31	300,000	295,875
BAT Capital Corp.
3.98% due 09/25/50	300,000	292,399
4.70% due 04/02/27	190,000	214,803
Johns Hopkins University
2.81% due 01/01/60	500,000	501,486
Quanta Services, Inc.
2.90% due 10/01/30	467,000	484,715
Children’s Hospital Corp.
2.59% due 02/01/50	500,000	477,862
Royalty Pharma plc
3.55% due 09/02/50[5]	310,000	308,584
2.20% due 09/02/30[5]	160,000	157,049
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	203,859
4.88% due 10/01/49	75,000	90,992
5.50% due 06/01/50	50,000	64,933
5.00% due 06/04/42	50,000	61,024
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[5]	300,000	317,010
4.50% due 07/15/29[5]	100,000	100,375
US Foods, Inc.
6.25% due 04/15/25[5]	200,000	212,250
4.75% due 02/15/29[5]	150,000	153,000
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	283,000	310,056
California Institute of Technology
3.65% due 09/01/19	225,000	253,584
Post Holdings, Inc.
4.50% due 09/15/31[5]	250,000	249,450
Global Payments, Inc.
2.90% due 05/15/30	210,000	219,017
Triton Container International Ltd.
3.15% due 06/15/31[5]	200,000	201,400
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[5]	200,000	199,000
TriNet Group, Inc.
3.50% due 03/01/29[5]	200,000	197,200
Central Garden & Pet Co.
4.13% due 04/30/31[5]	100,000	101,125
4.13% due 10/15/30	75,000	76,594
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	153,712
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[5]	150,000	151,025
Universal Health Services, Inc.
2.65% due 10/15/30[5]	150,000	150,830
Hologic, Inc.
3.25% due 02/15/29[5]	150,000	148,688
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	150,000	147,000
Avantor Funding, Inc.
4.63% due 07/15/28[5]	125,000	131,971
Smithfield Foods, Inc.
3.00% due 10/15/30[5]	110,000	111,023
Gartner, Inc.
3.75% due 10/01/30[5]	100,000	102,311
Square, Inc.
2.75% due 06/01/26[5]	100,000	101,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Syneos Health, Inc.
3.63% due 01/15/29[5]	100,000	$99,000
Service Corporation International
3.38% due 08/15/30	100,000	97,980
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	100,000	97,000
Tenet Healthcare Corp.
4.63% due 06/15/28[5]	75,000	77,190
Charles River Laboratories International, Inc.
3.75% due 03/15/29[5]	57,000	57,784
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[5]	50,000	52,500
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[5]	50,000	50,750
Total Consumer, Non-cyclical		10,751,644

Industrial - 4.7%
Boeing Co.
5.15% due 05/01/30	970,000	1,149,732
5.81% due 05/01/50	490,000	660,307
5.71% due 05/01/40	490,000	631,568
2.20% due 02/04/26	200,000	202,090
Amsted Industries, Inc.
4.63% due 05/15/30[5]	470,000	481,750
BAE Systems plc
3.40% due 04/15/30[5]	400,000	435,200
WRKCo, Inc.
3.00% due 06/15/33	400,000	419,291
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	415,088
Howmet Aerospace, Inc.
6.75% due 01/15/28	300,000	361,500
Owens Corning
3.88% due 06/01/30	320,000	357,459
Vontier Corp.
2.95% due 04/01/31[5]	350,000	351,330
Textron, Inc.
2.45% due 03/15/31	350,000	350,692
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	350,000	348,743
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	350,000	347,140
Flowserve Corp.
3.50% due 10/01/30	270,000	285,084
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]	250,000	258,125
Standard Industries, Inc.
4.38% due 07/15/30[5]	125,000	128,906
3.38% due 01/15/31[5]	125,000	119,651
GATX Corp.
4.00% due 06/30/30	140,000	157,921
3.50% due 03/15/28	50,000	54,578
Weir Group plc
2.20% due 05/13/26[5]	200,000	200,905
Graphic Packaging International LLC
3.50% due 03/01/29[5]	125,000	123,837
GXO Logistics, Inc.
2.65% due 07/15/31[5]	100,000	99,197
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	54,860
Oshkosh Corp.
3.10% due 03/01/30	50,000	53,067
Berry Global, Inc.
1.57% due 01/15/26[5]	50,000	50,015
Total Industrial		8,098,036

Communications - 4.1%
ViacomCBS, Inc.
4.95% due 01/15/31	617,000	744,484
4.95% due 05/19/50	320,000	405,884
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	350,000	355,166
3.63% due 01/15/29[5]	350,000	337,750
3.75% due 07/15/29[5]	100,000	97,250
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	625,000	637,699
3.90% due 06/01/52	50,000	50,950
AT&T, Inc.
2.75% due 06/01/31	410,000	426,473
T-Mobile USA, Inc.
3.88% due 04/15/30	335,000	374,041
2.88% due 02/15/31	50,000	49,625
Booking Holdings, Inc.
4.63% due 04/13/30	350,000	418,637
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	198,750
3.38% due 02/15/31[5]	200,000	188,982
Altice France S.A.
5.13% due 07/15/29[5]	200,000	200,980
7.38% due 05/01/26[5]	100,000	103,993
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	300,000	302,250
Cable One, Inc.
4.00% due 11/15/30[5]	300,000	301,125
UPC Broadband Finco BV
4.88% due 07/15/31[5]	250,000	250,575
Vodafone Group plc
4.13% due 06/04/81[3]	250,000	248,925
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	200,000	204,000
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	180,000	182,250
Verizon Communications, Inc.
3.15% due 03/22/30	150,000	161,880
Qualitytech, LP / QTS Finance Corp.
3.88% due 10/01/28[5]	150,000	160,410

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[5]	150,000	$155,250
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	100,000	103,625
4.25% due 02/01/31[5]	50,000	50,938
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	150,000	149,025
Lamar Media Corp.
3.63% due 01/15/31[5]	100,000	97,750
Fox Corp.
3.50% due 04/08/30	50,000	55,161
Switch Ltd.
3.75% due 09/15/28[5]	50,000	50,625
Total Communications		7,064,453

Consumer, Cyclical - 3.7%
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	1,070,000	1,249,156
Marriott International, Inc.
4.63% due 06/15/30	340,000	391,964
3.50% due 10/15/32	330,000	350,995
5.75% due 05/01/25	250,000	288,670
2.85% due 04/15/31	170,000	172,828
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	248,473
5.75% due 04/23/30	190,000	230,854
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[5]	400,000	403,080
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	389,570
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	350,000	385,350
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]	300,000	290,250
3.88% due 01/15/28[5]	75,000	75,937
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	300,000	322,486
Lowe’s Companies, Inc.
4.50% due 04/15/30	250,000	296,023
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[5]	250,000	259,688
Aramark Services, Inc.
6.38% due 05/01/25[5]	200,000	212,500
5.00% due 02/01/28[5]	10,000	10,450
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	198,000	216,839
United Airlines, Inc.
4.38% due 04/15/26[5]	150,000	155,250
Scotts Miracle-Gro Co.
4.00% due 04/01/31[5]	150,000	149,828
Allison Transmission, Inc.
3.75% due 01/30/31[5]	100,000	98,287
WMG Acquisition Corp.
3.00% due 02/15/31[5]	75,000	71,060
Hanesbrands, Inc.
5.38% due 05/15/25[5]	55,000	58,231
Performance Food Group, Inc.
6.88% due 05/01/25[5]	50,000	53,256
Total Consumer, Cyclical		6,381,025

Energy - 2.3%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[5]	700,000	695,167
2.94% due 09/30/40[5]	350,000	347,414
BP Capital Markets plc
4.88% [3,4]	880,000	964,093
Qatar Petroleum
3.30% due 07/12/51[5]	250,000	250,000
3.13% due 07/12/41[5]	250,000	249,078
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	400,000	461,162
Occidental Petroleum Corp.
4.63% due 06/15/45	200,000	195,000
3.00% due 02/15/27	70,000	69,475
ITT Holdings LLC
6.50% due 08/01/29[5]	250,000	255,402
Magellan Midstream Partners, LP
3.25% due 06/01/30	190,000	204,790
Valero Energy Corp.
2.15% due 09/15/27	140,000	142,293
NuStar Logistics, LP
5.63% due 04/28/27	100,000	107,088
Midwest Connector Capital Company LLC
4.63% due 04/01/29[5]	100,000	106,380
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	50,000	59,029
Total Energy		4,106,371

Technology - 1.9%
NetApp, Inc.
2.70% due 06/22/30	950,000	992,352
Broadcom, Inc.
4.15% due 11/15/30	510,000	572,516
2.45% due 02/15/31[5]	300,000	295,280
MSCI, Inc.
3.88% due 02/15/31[5]	260,000	269,818
3.63% due 09/01/30[5]	75,000	76,576
Qorvo, Inc.
4.38% due 10/15/29	170,000	185,252
3.38% due 04/01/31[5]	100,000	104,222
Oracle Corp.
3.95% due 03/25/51	250,000	273,650
Leidos, Inc.
2.30% due 02/15/31	250,000	243,905
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	100,000	107,000
Crowdstrike Holdings, Inc.
3.00% due 02/15/29	100,000	100,095
NCR Corp.
5.00% due 10/01/28[5]	60,000	62,044

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Twilio, Inc.
3.63% due 03/15/29	38,000	$38,760
Entegris, Inc.
3.63% due 05/01/29[5]	29,000	29,363
Total Technology		3,350,833

Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[5]	460,000	494,833
4.20% due 05/13/50[5]	220,000	251,783
Anglo American Capital plc
5.63% due 04/01/30[5]	200,000	244,935
2.63% due 09/10/30[5]	200,000	200,972
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]	200,000	216,960
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	200,000	207,940
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[5]	150,000	151,985
Ingevity Corp.
3.88% due 11/01/28[5]	150,000	148,875
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	98,629
Valvoline, Inc.
4.25% due 02/15/30[5]	50,000	51,624
Total Basic Materials		2,068,536

Utilities - 0.8%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	800,000	815,384
AES Corp.
3.95% due 07/15/30[5]	220,000	240,570
NRG Energy, Inc.
2.45% due 12/02/27[5]	200,000	201,445
Clearway Energy Operating LLC
3.75% due 02/15/31[5]	100,000	99,500
Total Utilities		1,356,899

Total Corporate Bonds
(Cost $71,948,526)		75,646,790

ASSET-BACKED SECURITIES†† - 21.8%
Collateralized Loan Obligations - 13.5%
Octagon Investment Partners 49 Ltd.
2021-5A, 1.76% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[5,6]	1,750,000	1,739,823
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[5,6]	1,000,000	998,653
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[5,6]	500,000	498,490
BXMT Ltd.
2020-FL2, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/15/38[5,6]	1,000,000	1,002,650
2020-FL3, 2.68% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 03/15/37[5,6]	250,000	253,958
LoanCore Issuer Ltd.
2019-CRE2, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,6]	550,000	551,044
2018-CRE1, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[5,6]	500,000	500,120
Woodmont Trust
2020-7A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[5,6]	1,000,000	1,006,522
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[5,6]	1,000,000	1,004,482
Parliament Funding II Ltd.
2020-1A, 2.64% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[5,6]	1,000,000	1,002,867
Whitebox CLO II Ltd.
2020-2A, 1.93% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/24/31[5,6]	1,000,000	1,002,691
MidOcean Credit CLO VII
2020-7A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[5,6]	1,000,000	1,000,304
Anchorage Credit Funding Ltd.
due 07/27/39[5]	1,000,000	1,000,000
Golub Capital Partners CLO Ltd.
2018-36A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	850,000	848,234
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,7]	1,000,000	843,843
Marathon CLO VII Ltd.
2017-7A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	787,230	787,011
STWD Ltd.
2019-FL1, 1.73% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[5,6]	750,000	752,527
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[5,6]	750,000	750,000

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Dryden 33 Senior Loan Fund
2020-33A, 1.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[5,6]	750,000	$745,860
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	750,000	743,542
CHCP Ltd.
2021-FL1, 2.23% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 02/15/38[5,6]	500,000	504,092
HERA Commercial Mortgage Ltd.
2021-FL1, 1.68% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[5,6]	500,000	501,782
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.14% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[5,6]	500,000	500,402
GPMT Ltd.
2019-FL2, 1.99% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[5,6]	500,000	500,261
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[5,6]	500,000	500,000
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[5,6]	500,000	500,000
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[5,6]	500,000	500,000
Cerberus Loan Funding XXXIII, LP
due 07/23/33[5,6]	500,000	500,000
Wellfleet CLO Ltd.
2020-2A, 1.25% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[5,6]	500,000	499,502
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[5,6]	500,000	498,600
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,7]	500,000	392,684
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,6]	305,605	305,567
Diamond CLO Ltd.
2021-1A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29[5,6]	250,000	249,711
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[5,6]	250,000	249,592
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	109,000	108,775
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,6]	65,668	65,651
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	600,000	17,622
Total Collateralized Loan Obligations		23,426,862

Financial - 2.3%
Station Place Securitization Trust
2021-7, 0.89% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21†††,5,6	1,550,000	1,550,000
2020-16, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,5,6	1,500,000	1,500,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[5]	500,000	514,616
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,5,6	250,000	250,000
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	203,487	205,942
Total Financial		4,020,558

Transport-Aircraft - 1.6%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	501,785	501,412
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[5]	445,246	452,875
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	454,486	451,711
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	433,078	430,817
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	447,860	377,273
Raspro Trust
2005-1A, 1.11% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	333,911	333,505
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	174,965	174,127
Total Transport-Aircraft		2,721,720

Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	1,139,317	1,204,340

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[5]	249,583	$265,626
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[5]	238,595	242,608
Total Net Lease		1,712,574

Whole Business - 0.9%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	992,500	1,037,331
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[5]	249,375	261,380
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	250,000	252,773
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	96,000	103,651
Total Whole Business		1,655,135

Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[5]	1,000,000	997,453
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[5]	500,000	498,735
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[6,8]	3,583	3,577
Total Collateralized Debt Obligations		1,499,765

Infrastructure - 0.7%
SBA Tower Trust
2.33% due 01/15/28[5]	1,250,000	1,296,356

Transport-Container - 0.7%
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	468,125	472,571
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[5]	464,910	468,327
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[5]	228,324	232,140
Total Transport-Container		1,173,038

Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	297,000	307,389
Total Asset-Backed Securities
(Cost $37,584,709)		37,813,397

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.7%
Government Agency - 9.0%
Uniform MBS 30 Year
due 08/12/22[6]	13,500,000	13,945,082
Fannie Mae
3.83% due 05/01/49	1,000,000	1,164,094
Fannie Mae-Aces
2020-M23, 1.59% (WAC) due 03/25/35[6,9]	3,669,788	474,938
Total Government Agency		15,584,114

Residential Mortgage Backed Securities - 5.3%
Ameriquest Mortgage Securities Trust
2006-M3, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[6]	2,270,158	1,000,489
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50[5,6]	924,890	934,347
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.21% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	1,388,931	880,899
FKRT
2020-C2A, 3.25% due 12/30/23†††,8	717,304	718,165
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	739,706	697,957
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60[5,6]	673,402	683,645
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[6,8]	391,573	392,492
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[6,8]	271,669	271,554
NovaStar Mortgage Funding Trust Series
2007-2, 0.29% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	614,969	603,659
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[5,10]	550,000	550,248
PRPM LLC
2021-5, 1.79% due 06/25/26[5,10]	500,000	499,523
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[5,10]	494,765	493,536
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,6]	452,713	425,607
HarborView Mortgage Loan Trust
2006-14, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	443,775	416,851
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	2,105,858	342,340
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	263,194	226,461
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	65,395	66,549
Morgan Stanley Re-REMIC Trust
2010-R5, 1.20% due 06/26/36[5]	52,349	48,208
Total Residential Mortgage Backed Securities		9,252,530

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~		Value
Military Housing - 1.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[5,6]		936,707	$1,113,178
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[5]		938,990	1,089,356
Total Military Housing			2,202,534

Commercial Mortgage Backed Securities - 1.1%
GS Mortgage Securities Trust
2020-GC45, 0.79% (WAC) due 02/13/53[6,9]		9,983,055	472,028
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.60% (WAC) due 01/15/59[6,9]		3,802,741	201,743
2015-NXS1, 2.63% due 05/15/48		61,601	61,585
Life Mortgage Trust
2021-BMR, 2.42% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38[5,6]		250,000	250,777
Extended Stay America Trust
due 07/15/38[5,6]		250,000	250,720
CFCRE Commercial Mortgage Trust
2016-C3, 1.15% (WAC) due 01/10/48[6,9]		5,637,289	217,768
Citigroup Commercial Mortgage Trust
2016-GC37, 1.85% (WAC) due 04/10/49[6,9]		3,249,817	214,535
COMM Mortgage Trust
2015-CR26, 1.07% (WAC) due 10/10/48[6,9]		6,194,536	202,444
Total Commercial Mortgage Backed Securities			1,871,600

Total Collateralized Mortgage Obligations
(Cost $28,616,617)			28,910,778

U.S. GOVERNMENT SECURITIES†† - 6.6%
U.S. Treasury Notes
1.63% due 05/15/31		7,350,000	7,471,735
U.S. Treasury Strips
due 02/15/50[11,12,13]		5,120,000	2,787,808
due 08/15/50[12,13]		2,050,000	1,104,587
U.S. Treasury Bonds
1.88% due 02/15/51		100,000	95,531
Total U.S. Government Securities
(Cost $12,007,892)			11,459,661

SENIOR FLOATING RATE INTERESTS††,6 - 6.1%
Industrial - 1.3%
Berlin Packaging LLC
3.10% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25		475,508	470,900
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27		399,000	399,499
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		250,000	266,790
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27		259,350	258,512
Vertical (TK Elevator)
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27		199,001	199,085
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		134,041	132,937
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25		128,693	126,694
Anchor Packaging LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26		99,241	99,365
American Residential Services LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27		99,500	99,251
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25		99,233	98,334
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		80,299	80,499
Total Industrial			2,231,866

Consumer, Cyclical - 1.2%
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		331,934	325,759
7.58% (3 Month USD LIBOR + 6.00% and Commercial Prime Lending Rate + 5.00%, Rate Floor: 6.00%) due 01/29/27†††		26,989	26,487
BGIS (BIFM CA Buyer, Inc.)
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		297,102	295,433
Zephyr Bidco Ltd.
4.80% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	200,000	272,482
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23		272,705	272,365
Mavis Tire Express Services TopCo Corp.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28		200,000	200,500
CNT Holdings I Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27		200,000	200,000
Intrawest Resorts Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24		198,458	195,800
SP PF Buyer LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		149,618	147,075

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
New Trojan Parent, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	100,000	$99,458
Total Consumer, Cyclical		2,035,359

Consumer, Non-cyclical - 1.0%
B&G Foods, Inc.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/12/26	250,000	249,822
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	249,375	248,565
Packaging Coordinators Midco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/30/27	199,500	199,600
Mission Veterinary Partners
4.75% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	150,000	150,187
Avantor Funding, Inc.
3.25% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.25%) due 11/08/27	149,625	149,562
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	131,159	131,734
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	129,675	129,919
PPD, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 01/13/28	99,750	99,578
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	99,495	99,474
Sunshine Investments B.V.
3.16% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	98,990	98,330
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	95,308	95,414
Elanco Animal Health, Inc.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	96,840	95,307
Total Consumer, Non-cyclical		1,747,492

Technology - 0.9%
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	397,000	397,000
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	249,375	249,894
Nielsen Finance LLC
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23	249,932	249,620
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	248,750	248,984
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	100,000	100,425
Imprivata, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/01/27	100,000	100,094
E2open LLC
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 02/04/28	100,000	100,000
Sabre GLBL, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	99,500	99,997
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	99,250	98,738
Total Technology		1,644,752

Financial - 0.9%
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	448,875	443,919
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	298,500	296,900
Higginbotham
6.50% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 11/25/26†††	155,679	153,582
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	148,872	148,081
USI, Inc.
3.40% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	148,871	147,409
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	120,000	120,150
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	99,499	99,872
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/19/28	99,500	98,836
Total Financial		1,508,749

Communications - 0.3%
Syndigo LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	199,500	198,004
Xplornet Communications, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	148,500	148,447
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	147,820	147,650

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Alchemy Copyrights LLC
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 03/10/28†††	99,501	$99,376
Total Communications		593,477

Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	387,068	382,810

Basic Materials - 0.2%
Illuminate Buyer LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	248,752	247,107
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	112,648	112,592
Total Basic Materials		359,699

Energy - 0.1%
ITT Holdings LLC
due 06/21/28	150,000	149,625
Total Senior Floating Rate Interests
(Cost $10,567,345)		10,653,829

FEDERAL AGENCY BONDS†† - 2.8%
Fannie Mae Principal Strips
due 07/15/37[12,13]	2,500,000	1,766,590
Freddie Mac Principal Strips
due 07/15/32[12,13]	1,950,000	1,597,518
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,208,271
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]	500,000	241,139
Total Federal Agency Bonds
(Cost $3,926,756)		4,813,518

MUNICIPAL BONDS†† - 1.2%
California - 0.4%
Cypress School District General Obligation Unlimited
due 08/01/48[12]	1,000,000	414,222
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[12]	700,000	294,597
Total California		708,819

Texas - 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	500,000	495,400

Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	494,016

New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	315,185
Total Municipal Bonds
(Cost $1,786,100)		2,013,420

	Notional Value~
OTC OPTIONS PURCHASED†† - 0.2%
Call options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	40,900,000	203,682
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	21,400,000	106,358
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	15,700,000	53,537
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	4,500,000	15,345
Total OTC Options Purchased
(Cost $175,770)		378,922

Total Investments - 108.8%
(Cost $182,422,030)		$188,645,308

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS SOLD SHORT†† - (8.2)%
Government Agency - (8.2)%
Uniform MBS 30 Year
3.50% due 08/12/22	13,500,000	(14,221,670)

Total Securities Sold Short - (8.2)%
(Proceeds $14,234,614)		$(14,221,670)
Other Assets & Liabilities, net - (0.6)%		(1,076,799)
Total Net Assets - 100.0%		$173,346,839

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.76%	Annually	01/05/31	$1,600,000	$(66,722)	$139	$(66,861)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.14%	Annually	05/28/25	5,000,000	(90,768)	252	(91,020)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.77%	Annually	11/12/30	3,000,000	(117,994)	210	(118,204)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.68%	Annually	12/02/30	3,200,000	(154,275)	307	(154,582)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.78%	Annually	12/23/30	4,000,000	(156,494)	315	(156,809)
								$(586,253)	$1,223	$(587,476)

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	4,780,000	BRL	07/01/21	$1,134,050	$961,403	$172,647
Bank of America, N.A.	176,088,000	JPY	08/02/21	1,737,683	1,585,621	152,062
Morgan Stanley Capital Services LLC	88,044,000	JPY	08/02/21	864,108	792,810	71,298
Goldman Sachs International	1,300,000	BRL	07/01/21	304,556	261,469	43,087
Goldman Sachs International	45,222,600	JPY	12/20/21	446,819	407,924	38,895
JPMorgan Chase Bank, N.A.	900,000	BRL	07/01/21	213,802	181,017	32,785
Barclays Bank plc	200,000	GBP	07/16/21	281,671	276,671	5,000
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	198,368	(7,573)
Goldman Sachs International	1,107,750	ILS	01/31/22	327,441	341,453	(14,012)
Goldman Sachs International	1,148,550	EUR	07/30/21	1,334,185	1,363,268	(29,083)
						$465,106

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	1,751,300	ILS	01/31/22	$477,074	$539,820	$62,746
Goldman Sachs International	1,148,550	EUR	07/30/21	1,317,962	1,363,268	45,306
Citibank, N.A.	4,641,000	BRL	07/01/21	890,026	933,446	43,420
JPMorgan Chase Bank, N.A.	2,339,000	BRL	07/01/21	453,295	470,444	17,149
Barclays Bank plc	45,222,600	JPY	12/20/21	431,061	407,924	(23,137)
JPMorgan Chase Bank, N.A.	264,132,000	JPY	08/02/21	2,500,540	2,378,431	(122,109)
						$23,375

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Perpetual maturity.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $77,113,318 (cost $75,866,923), or 44.5% of total net assets.

[6]

Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,403,410 (cost $1,401,735), or 0.8% of total net assets — See Note 9.

[9]	Security is an interest-only strip.
[10]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.

[11]	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2021.
[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]	Rate indicated is the effective yield at the time of purchase.
[15]	Special Purpose Acquisition Company (SPAC)
BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,375,465	$—	$—	$2,375,465
Preferred Stocks	—	4,278,056	—	4,278,056
Warrants	68,914	—	—	68,914
Mutual Funds	6,930,119	—	—	6,930,119
Money Market Fund	3,302,439	—	—	3,302,439
Corporate Bonds	—	72,909,159	2,737,631	75,646,790
Asset-Backed Securities	—	34,513,397	3,300,000	37,813,397
Collateralized Mortgage Obligations	—	28,192,613	718,165	28,910,778
U.S. Government Securities	—	11,459,661	—	11,459,661
Senior Floating Rate Interests	—	9,850,621	803,208	10,653,829
Federal Agency Bonds	—	4,813,518	—	4,813,518
Municipal Bonds	—	2,013,420	—	2,013,420
Options Purchased	—	378,922	—	378,922
Forward Foreign Currency Exchange Contracts**	—	684,395	—	684,395
Total Assets	$12,676,937	$169,093,762	$7,559,004	$189,329,703

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$14,221,670	$—	$14,221,670
Interest Rate Swap Agreements**	—	587,476	—	587,476
Forward Foreign Currency Exchange Contracts**	—	195,914	—	195,914
Unfunded Loan Commitments (Note 8)	—	—	2,555	2,555
Total Liabilities	$—	$15,005,060	$2,555	$15,007,615

**	This derivative is reported as unrealized appreciation/depreciation at period end.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$3,300,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	718,165	Model Price	Purchase Price	—	—
Corporate Bonds	1,399,542	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	1,338,089	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	505,828	Yield Analysis	Yield	6.8%-7.4%	7.2%
Senior Floating Rate Interests	297,380	Third Party Pricing	Broker Quote	—	—
Total Assets	$7,559,004
Liabilities:
Unfunded Loan Commitments	$2,555	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had assets with a total value of $2,569,751 transfer into Level 3 from Level 2 due to a lack of observable inputs and had assets with a total value of $131,734 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$250,000	$—	$2,044,938	$763,890	$3,058,828	$(1,282)
Purchases/(Receipts)	1,550,000	—	700,000	352,082	2,602,082	(1,531)
(Sales, maturities and paydowns)/Fundings	—	—	—	(542,788)	(542,788)	613
Amortization of premiums/discounts	—	—	—	29,070	29,070	—
Total realized gains (losses) included in earnings	—	—	—	—	—	300
Total change in unrealized appreciation (depreciation) included in earnings	—	—	(7,307)	(18,898)	(26,205)	(655)
Transfers into Level 3	1,500,000	718,165	—	351,586	2,569,751	—
Transfers out of Level 3	—	—	—	(131,734)	(131,734)	—
Ending Balance	$3,300,000	$718,165	$2,737,631	$803,208	$7,559,004	$(2,555)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$—	$—	$(7,307)	$(662)	$(7,969)	$(655)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES E (TOTAL RETURN BOND SERIES)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,097,370	$4,240	$(5,111,985)	$56,945	$(46,570)	$—	—	$4,735
Guggenheim Total Return Bond Fund — R6-Class	6,977,737	99,452	—	—	(147,070)	6,930,119	238,230	100,846
Guggenheim Ultra Short Duration Fund — Institutional Class	2,084,004	933	(2,087,025)	9,224	(7,136)	—	—	1,043
	$14,159,111	$104,625	$(7,199,010)	$66,169	$(200,776)	$6,930,119		$106,624

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $176,091,160)	$181,715,189
Investments in affiliated issuers, at value (cost $6,330,870)	6,930,119
Cash	1,490,995
Unamortized upfront premiums paid on interest rate swap agreements	1,223
Unrealized appreciation on forward foreign currency exchange contracts	684,395
Prepaid expenses	2,754
Receivables:
Securities sold	42,571,964
Interest	854,496
Variation margin on interest rate swap agreements	83,631
Fund shares sold	47,014
Dividends	17,818
Total assets	234,399,598

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $1,941)	2,555
Securities sold short, at value (proceeds $14,234,614)	14,221,670
Segregated cash due to broker	846,310
Unrealized depreciation on forward foreign currency exchange contracts	195,914
Payable for:
Securities purchased	45,529,325
Management fees	48,771
Distribution and service fees	35,234
Fund shares redeemed	30,538
Fund accounting/administration fees	11,991
Transfer agent/maintenance fees	2,283
Trustees’ fees*	961
Miscellaneous	127,207
Total liabilities	61,052,759
Commitments and contingent liabilities (Note 12)	—
Net assets	$173,346,839

Net assets consist of:
Paid in capital	$156,492,866
Total distributable earnings (loss)	16,853,973
Net assets	$173,346,839
Capital shares outstanding	9,645,918
Net asset value per share	$17.97

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$85,793
Dividends from securities of affiliated issuers	106,624
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $1,027)	2,598,243
Total investment income	2,790,660

Expenses:
Management fees	325,561
Distribution and service fees	208,693
Transfer agent/maintenance fees	12,543
Fund accounting/administration fees	59,162
Professional fees	42,635
Custodian fees	12,489
Trustees’ fees*	9,828
Line of credit fees	7,648
Miscellaneous	15,799
Total expenses	694,358
Less:
Expenses waived by Adviser	(38,955)
Earnings credits applied	(233)
Total waived expenses	(39,188)
Net expenses	655,170
Net investment income	2,135,490

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,792,450
Investments in affiliated issuers	66,169
Investments sold short	53,841
Swap agreements	57,015
Options purchased	313,201
Forward foreign currency exchange contracts	121,010
Foreign currency transactions	302
Net realized gain	2,403,988
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,790,522)
Investments in affiliated issuers	(200,776)
Investments sold short	12,944
Swap agreements	(583,317)
Options purchased	(141,757)
Forward foreign currency exchange contracts	(119,720)
Foreign currency translations	(1)
Net change in unrealized appreciation (depreciation)	(5,823,149)
Net realized and unrealized loss	(3,419,161)
Net decrease in net assets resulting from operations	$(1,283,671)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,135,490	$3,308,697
Net realized gain on investments	2,403,988	5,727,546
Net change in unrealized appreciation (depreciation) on investments	(5,823,149)	9,930,125
Net increase (decrease) in net assets resulting from operations	(1,283,671)	18,966,368

Distributions to shareholders	—	(2,739,180)

Capital share transactions:
Proceeds from sale of shares	26,333,236	76,319,538
Distributions reinvested	—	2,739,180
Cost of shares redeemed	(28,806,143)	(46,391,432)
Net increase (decrease) from capital share transactions	(2,472,907)	32,667,286
Net increase (decrease) in net assets	(3,756,578)	48,894,474

Net assets:
Beginning of period	177,103,417	128,208,943
End of period	$173,346,839	$177,103,417

Capital share activity:
Shares sold	1,482,791	4,405,043
Shares issued from reinvestment of distributions	—	156,346
Shares redeemed	(1,625,562)	(2,723,087)
Net increase (decrease) in shares	(142,771)	1,838,302

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$18.09	$16.13	$15.85	$16.40	$16.05	$15.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.39	.38	.46	.61	.66
Net gain (loss) on investments (realized and unrealized)	(.35)	1.88	.34	(.29)	.45	.41
Total from investment operations	(.12)	2.27	.72	.17	1.06	1.07
Less distributions from:
Net investment income	—	(.31)	(.44)	(.72)	(.71)	(.70)
Total distributions	—	(.31)	(.44)	(.72)	(.71)	(.70)
Net asset value, end of period	$17.97	$18.09	$16.13	$15.85	$16.40	$16.05

Total Return[c]	(0.66%)	14.21%	4.49%	1.14%	6.72%	6.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,347	$177,103	$128,209	$122,850	$130,499	$114,043
Ratios to average net assets:
Net investment income (loss)	2.56%	2.27%	2.33%	2.85%	3.76%	4.13%
Total expenses[d]	0.83%	0.88%	0.94%	0.92%	0.99%	1.02%
Net expenses[e,f,g]	0.78%	0.78%	0.78%	0.78%	0.81%	0.83%
Portfolio turnover rate	42%	123%	54%	30%	76%	88%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.78%	0.77%	0.77%	0.77%	0.77%	0.78%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.00%*	—	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
Power Solutions (Panther), 3.35%	1.2%
American Tire Distributors, Inc., 8.50%	1.2%
CSC Holdings LLC, 2.32%	1.1%
Beacon Roofing Supply, Inc., 2.60%	1.1%
Quikrete Holdings, Inc.	1.1%
GTT Communications, Inc., 2.90%	1.1%
Asplundh Tree Expert LLC, 1.85%	1.1%
Aramark Services, Inc., 1.85%	1.1%
Reynolds Group Holdings, Inc., 3.35%	1.1%
DaVita, Inc., 1.85%	1.1%
Top Ten Total	11.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

50 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2021

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	Since Inception (04/24/13)
Series F (Floating Rate Strategies Series)	1.43%	7.36%	3.29%	3.11%
Credit Suisse Leveraged Loan Index	3.48%	11.67%	5.04%	4.17%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
BBB	13.5%
BB	37.9%
B	38.4%
CCC	3.0%
Other Instruments	7.2%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value
COMMON STOCKS††† - 0.0%

Industrial - 0.0%
Vector Phoenix Holdings, LP*	11,609	$22,974
BP Holdco LLC*,1	11,609	4,093
API Heat Transfer Parent LLC*	278,849	—
Total Industrial		27,067

Total Common Stocks
(Cost $89,392)		27,067

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	—
Total Preferred Stocks
(Cost $28,949)		—

MONEY MARKET FUND† - 7.3%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	3,240,742	3,240,742
Total Money Market Fund
(Cost $3,240,742)		3,240,742

	Face Amount
SENIOR FLOATING RATE INTERESTS††,3 - 94.6%
Industrial - 22.7%
Beacon Roofing Supply, Inc.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/19/28	$500,000	496,945
Quikrete Holdings, Inc.
due 05/12/28	500,000	495,780
Reynolds Group Holdings, Inc.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	497,500	493,948
Gardner Denver, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	493,750	487,716
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	491,250	483,970
Altra Industrial Motion Corp.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	475,373	472,255
Gates Global LLC
3.50% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 03/31/27	448,872	447,705
Core & Main, LP
due 06/09/28	450,000	446,908
Cushman & Wakefield US Borrower LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	447,739	443,342
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	442,929	443,274

	Face Amount	Value
American Builders & Contractors Supply Co., Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/15/27	442,125	438,698
Reece Ltd.
2.15% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27†††	412,945	411,396
Genesee & Wyoming, Inc.
2.15% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	395,990	393,131
LTI Holdings, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	392,969	387,295
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	372,879	369,810
WP CPP Holdings LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	375,288	367,407
Hillman Group, Inc.
due 02/24/28	249,367	248,629
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	91,694	91,465
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	284,375	284,730
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	254,769	248,441
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	210,853	210,590
CPG International LLC
3.25% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 05/06/24	199,652	199,366
Brown Group Holding LLC
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 06/07/28	200,000	198,900
DG Investment Intermediate Holdings 2, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28	191,688	192,248
Titan Acquisition Ltd. (Husky)
3.17% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	193,999	190,467
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	184,521	182,867
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	164,499	163,205
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	150,500	160,608

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value
Ravago Holdings America, Inc.
2.65% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/04/28	$149,625	$148,597
Berlin Packaging LLC
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	148,473	147,035
API Heat Transfer
12.00% (in-kind rate was 12.00%) due 01/01/24†††,4	183,980	78,191
12.00% (in-kind rate was 12.00%) due 10/02/23†††,4	32,824	24,618
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	100,000	99,750
Vertical (TK Elevator)
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	99,501	99,542
United Airlines Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	81,235	82,228
Total Industrial		10,131,057

Consumer, Non-cyclical - 20.0%
Aramark Services, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	500,000	494,165
DaVita, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	493,734	490,515
Froneri US, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	495,000	487,204
Bombardier Recreational Products, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	484,379	478,387
Elanco Animal Health, Inc.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	484,200	476,535
JBS USA Lux SA
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26	467,386	465,680
Hayward Industries, Inc.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 05/28/28	450,000	448,735
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	447,750	448,592
SRAM LLC
3.25% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 05/18/28	445,909	443,680
US Foods, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	442,125	435,139
Triton Water Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	400,000	399,444
Catalent Pharma Solutions, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28	399,000	399,251
Grifols Worldwide Operations USA, Inc.
2.09% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	395,117	391,067
Hearthside Group Holdings LLC
3.79% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	384,269	381,629
Valeant Pharmaceuticals International, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	375,000	372,011
Diamond (BC) BV
3.19% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	290,250	288,497
Sigma Holding BV (Flora Food)
3.26% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	242,500	236,983
Reynolds Consumer Products LLC
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/04/27	224,353	222,446
Springs Window Fashions
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	107,120	107,120
8.60% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	100,063
Icon Luxembourg SARL
due 06/16/28	200,000	200,282
BCPE Eagle Buyer LLC
5.34% (1 Month USD LIBOR + 4.34%, Rate Floor: 5.34%) due 03/18/24	192,462	192,414
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	190,640	190,851
Aveanna Healthcare LLC
due 06/29/28	162,264	161,453
MajorDrive Holdings IV LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/01/28	150,000	150,047
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	149,625	149,139
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	149,625	148,440
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	99,750	96,103
Osmosis Holdings Australia II Pty Ltd.
due 06/17/28	88,889	89,111
Total Consumer, Non-cyclical		8,944,983

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value
Communications - 14.3%
Cengage Learning Acquisitions, Inc.
5.25% (1 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	$430,636	$430,868
due 06/28/26	150,000	150,094
CSC Holdings LLC
2.32% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	507,000	499,395
GTT Communications, Inc.
2.90% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	630,500	495,258
SFR Group S.A.
3.87% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	478,881	474,452
Virgin Media Bristol LLC
2.57% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	415,406	411,484
McGraw Hill LLC
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	403,459	403,773
Radiate Holdco LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26	399,000	399,148
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	397,042
Ziggo Financing Partnership
2.57% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	395,556
Telenet Financing USD LLC
2.07% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	394,200
ProQuest LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	278,969	278,649
Xplornet Communications, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	247,500	247,411
WMG Acquisition Corp.
2.23% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/12/28	247,365	245,245
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	246,053	244,753
UPC Broadband Holding BV
3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	200,000	198,600
Altice US Finance I Corp.
2.32% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	195,500	192,497
Market Track LLC
6.50% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.25%) due 06/05/24	192,500	192,019
GTT Communications BV
9.50% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.50%) due 12/28/21[4]	162,411	163,745
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	160,683	160,482
Total Communications		6,374,671

Consumer, Cyclical - 12.6%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	509,959	509,704
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	56,900
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	522,476	517,251
Whatabrands LLC
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	460,866	458,668
First Brands Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	399,000	403,158
Go Daddy Operating Company LLC
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	397,246	393,921
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	384,073	383,593
Navistar, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	383,365	383,365
Intrawest Resorts Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	356,766	351,989
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	350,000	350,087
1011778 BC Unlimited Liability Co.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	344,750	339,741
IBC Capital Ltd.
3.87% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	337,658	334,282
Burlington Stores, Inc.
due 06/24/28	250,000	248,957
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	249,375	247,869
Mavis Tire Express Services TopCo Corp.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	150,000	150,375

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value
Wyndham Hotels & Resorts, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	$145,875	$144,599
Prime Security Services Borrower LLC
3.50% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 09/23/26	133,695	133,550
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	100,000	100,250
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28	99,750	99,750
EG Finco Ltd.
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	37,867	37,556
Total Consumer, Cyclical		5,645,565

Financial - 12.4%
Delos Finance SARL (International Lease Finance)
1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	490,000	489,388
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	491,162	485,459
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	450,000	448,713
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	448,875	446,819
Trans Union LLC
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/13/26	446,893	443,604
Virtu Financial, Inc.
3.09% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	417,000	415,178
Ryan Specialty Group LLC
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 09/01/27	397,751	397,377
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/19/28	398,000	395,345
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	396,931	392,731
NFP Corp.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	387,658	381,789
LPL Holdings, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/12/26	350,438	346,605
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	249,375	250,467
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	249,375	246,622
Aretec Group, Inc.
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	243,750	242,760
AqGen Island Holdings, Inc.
due 05/20/28	100,000	99,688
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	79,989	79,560
Total Financial		5,562,105

Technology - 7.1%
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	447,750	445,440
WEX, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28	399,000	395,760
Informatica LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	355,500	353,036
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	299,250	299,872
Nielsen Finance LLC
2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23	270,654	270,316
Project Ruby Ultimate Parent Corp.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	199,500	198,814
Tech Data Corp.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/25	198,500	198,677
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	170,708	169,641
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	150,000	150,375
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	150,000	150,357
Conair Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	150,000	150,300
Emerald TopCo, Inc. (Press Ganey)
3.69% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	147,375	146,454
TIBCO Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	136,620	136,142
Brave Parent Holdings, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	94,514	94,317
Total Technology		3,159,501

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value
Basic Materials - 3.2%
Asplundh Tree Expert LLC
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 09/04/27	$496,250	$494,320
Messer Industries USA, Inc.
2.65% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	360,452	357,737
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	200,599	200,498
INEOS Ltd.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	150,000	149,484
PQ Corp.
2.44% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	113,991	113,493
Alpha 3 BV (Atotech)
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/18/28	100,000	99,438
Total Basic Materials		1,414,970

Energy - 1.9%
DT Midstream, Inc.
2.50% (3 Month USD LIBOR + 2.00% and 6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/12/28	450,000	450,400
Buckeye Partners, LP
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/01/26	396,005	393,035
Total Energy		843,435

Utilities - 0.4%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	178,200	176,240
Total Senior Floating Rate Interests
(Cost $42,459,840)		42,252,527

Total Investments - 101.9%%
(Cost $45,818,923)		$45,520,336
Other Assets & Liabilities, net - (1.9)%		(841,318)
Total Net Assets - 100.0%		$44,679,018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
[3]

Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	Payment-in-kind security.
LIBOR — London Interbank Offered Rate
SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$27,067		$27,067
Preferred Stocks	—	—	—	*	—
Money Market Fund	3,240,742	—	—		3,240,742
Senior Floating Rate Interests	—	41,527,732	724,795		42,252,527
Total Assets	$3,240,742	$41,527,732	$751,862		$45,520,336

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 8)	$—	$—	$442	$442

*	Security has a market value of $0.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$27,067	Enterprise Value	Valuation Multiple	2.3x-11.9x	10.4x
Senior Floating Rate Interests	724,795	Third Party Pricing	Broker Quote	—	—
Total Assets	$751,862
Liabilities:
Unfunded Loan Commitments	$442	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had securities with a total value of $411,396 transfer into Level 3 from Level 2 due to a lack of observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES F (FLOATING RATE STRATEGIES SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$432,181	$20,114	$18,500	$470,795	$(383)
Purchases/(Receipts)	6,313	966	—	7,279	(637)
(Sales, maturities and paydowns)/Fundings	(31,918)	(21,491)	—	(53,409)	299
Amortization of premiums/discounts	11	—	—	11	—
Total realized gains (losses) included in earnings	(2,251)	18,974	—	16,723	604
Total change in unrealized appreciation (depreciation) included in earnings	(90,937)	8,504	(18,500)	(100,933)	(325)
Transfers into Level 3	411,396	—	—	411,396	—
Ending Balance	$724,795	$27,067	$—	$751,862	$(442)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$(91,614)	$7,679	$(18,500)	$(102,435)	$(38)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21
Common Stock
BP Holdco LLC*	$4,093	$—	$—	$—	$—	$4,093	11,609

*	Non-income producing security.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $45,814,824)	$45,516,243
Investments in affiliated issuers, at value (cost $4,099)	4,093
Cash	409,711
Prepaid expenses	2,870
Receivables:
Securities sold	906,053
Interest	69,705
Fund shares sold	30,846
Total assets	46,939,521

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $404)	442
Payable for:
Securities purchased	2,175,344
Management fees	17,241
Fund shares redeemed	15,429
Distribution and service fees	9,064
Fund accounting/administration fees	4,851
Transfer agent/maintenance fees	2,273
Trustees’ fees*	1,489
Miscellaneous	34,370
Total liabilities	2,260,503
Commitments and contingent liabilities (Note 12)	—
Net assets	$44,679,018

Net assets consist of:
Paid in capital	$47,085,664
Total distributable earnings (loss)	(2,406,646)
Net assets	$44,679,018
Capital shares outstanding	1,804,690
Net asset value per share	$24.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Interest from securities of unaffiliated issuers	$749,845
Total investment income	749,845

Expenses:
Management fees	137,524
Distribution and service fees	52,894
Transfer agent/maintenance fees	12,544
Professional fees	27,941
Fund accounting/administration fees	17,898
Custodian fees	11,014
Trustees’ fees*	9,189
Line of credit fees	8,051
Miscellaneous	5,117
Total expenses	282,172
Less:
Expenses waived by Adviser	(32,919)
Earnings credits applied	(25)
Total waived expenses	(32,944)
Net expenses	249,228
Net investment income	500,617

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	18,704
Net realized gain	18,704
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	86,664
Net change in unrealized appreciation (depreciation)	86,664
Net realized and unrealized gain	105,368
Net increase in net assets resulting from operations	$605,985

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$500,617	$1,106,221
Net realized gain (loss) on investments	18,704	(2,206,068)
Net change in unrealized appreciation (depreciation) on investments	86,664	396,917
Net increase (decrease) in net assets resulting from operations	605,985	(702,930)

Distributions to shareholders	—	(2,229,065)

Capital share transactions:
Proceeds from sale of shares	7,905,872	25,343,213
Distributions reinvested	—	2,229,065
Cost of shares redeemed	(4,836,550)	(29,683,817)
Net increase (decrease) from capital share transactions	3,069,322	(2,111,539)
Net increase (decrease) in net assets	3,675,307	(5,043,534)

Net assets:
Beginning of period	41,003,711	46,047,245
End of period	$44,679,018	$41,003,711

Capital share activity:
Shares sold	321,239	1,049,495
Shares issued from reinvestment of distributions	—	94,854
Shares redeemed	(196,641)	(1,237,868)
Net increase (decrease) in shares	124,598	(93,519)

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$24.41	$25.96	$25.30	$26.26	$26.22	$25.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.68	1.06	1.01	.91	1.05
Net gain (loss) on investments (realized and unrealized)	.06	(.74)	.85	(1.21)	(.02)	1.09
Total from investment operations	.35	(.06)	1.91	(.20)	.89	2.14
Less distributions from:
Net investment income	—	(1.49)	(1.25)	(.76)	(.85)	(1.56)
Net realized gains	—	—	—	—	—	(.08)
Total distributions	—	(1.49)	(1.25)	(.76)	(.85)	(1.64)
Net asset value, end of period	$24.76	$24.41	$25.96	$25.30	$26.26	$26.22

Total Return[c]	1.43%	0.01%	7.60%	(0.84%)	3.46%	8.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,679	$41,004	$46,047	$58,798	$51,038	$53,245
Ratios to average net assets:
Net investment income (loss)	2.37%	2.81%	4.10%	3.85%	3.44%	4.06%
Total expenses	1.33%	1.47%	1.38%	1.26%	1.28%	1.22%
Net expenses[d,e,f]	1.18%	1.23%	1.21%	1.16%	1.18%	1.18%
Portfolio turnover rate	22%	60%	28%	80%	57%	71%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
1.14%	1.15%	1.15%	1.15%	1.15%	1.15%

[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.00%*	0.01%	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	26.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	22.2%
Guggenheim Variable Insurance Strategy Fund III	20.2%
Guggenheim Strategy Fund II	12.7%
Fair Isaac Corp.	0.3%
Toro Co.	0.3%
Chemed Corp.	0.3%
Molina Healthcare, Inc.	0.2%
Interactive Brokers Group, Inc. — Class A	0.2%
Lumentum Holdings, Inc.	0.2%
Top Ten Total	82.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series J (StylePlus—Mid Growth Series)	11.05%	45.93%	19.03%	14.30%
Russell Midcap Growth Index	10.44%	43.77%	20.52%	15.13%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

62 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 16.1%

Consumer, Non-cyclical - 3.4%
Chemed Corp.	1,150	$545,675
Molina Healthcare, Inc.*	1,986	502,577
United Therapeutics Corp.*	2,044	366,714
Hologic, Inc.*	5,190	346,277
Neurocrine Biosciences, Inc.*	3,483	338,966
Bio-Techne Corp.	708	318,784
Jazz Pharmaceuticals plc*	1,718	305,185
Encompass Health Corp.	3,904	304,629
Exelixis, Inc.*	16,176	294,727
Bio-Rad Laboratories, Inc. — Class A*	431	277,689
Halozyme Therapeutics, Inc.*	5,845	265,421
Quidel Corp.*	1,938	248,296
Arrowhead Pharmaceuticals, Inc.*	2,995	248,046
DaVita, Inc.*	2,039	245,557
Hill-Rom Holdings, Inc.	1,961	222,750
PerkinElmer, Inc.	1,436	221,733
STAAR Surgical Co.*	1,370	208,925
Boston Beer Company, Inc. — Class A*	202	206,202
Emergent BioSolutions, Inc.*	2,852	179,647
Humana, Inc.	361	159,822
McKesson Corp.	831	158,920
Incyte Corp.*	1,823	153,369
Darling Ingredients, Inc.*	2,252	152,010
Regeneron Pharmaceuticals, Inc.*	265	148,013
Select Medical Holdings Corp.	3,061	129,358
Vertex Pharmaceuticals, Inc.*	576	116,139
United Rentals, Inc.*	353	112,611
Alarm.com Holdings, Inc.*	1,253	106,129
Total Consumer, Non-cyclical		6,884,171

Technology - 3.2%
Fair Isaac Corp.*	1,106	555,964
Lumentum Holdings, Inc.*	5,657	464,044
Synaptics, Inc.*	2,658	413,532
MAXIMUS, Inc.	4,296	377,919
Cirrus Logic, Inc.*	4,429	376,997
CDK Global, Inc.	7,491	372,228
Manhattan Associates, Inc.*	2,309	334,436
Cadence Design Systems, Inc.*	2,189	299,499
MKS Instruments, Inc.	1,679	298,778
Genpact Ltd.	6,394	290,479
Lattice Semiconductor Corp.*	5,091	286,012
Cerner Corp.	3,639	284,424
Aspen Technology, Inc.*	1,701	233,955
ACI Worldwide, Inc.*	5,917	219,757
Qualys, Inc.*	2,167	218,195
Qorvo, Inc.*	1,095	214,237
Teradyne, Inc.	1,271	170,263
Power Integrations, Inc.	2,004	164,448
KLA Corp.	426	138,113
Teradata Corp.*	2,659	132,870
Citrix Systems, Inc.	1,106	129,701
Silicon Laboratories, Inc.*	763	116,930
Cree, Inc.*	1,190	116,537
Amkor Technology, Inc.	4,903	116,054
J2 Global, Inc.*	809	111,278
Total Technology		6,436,650

Industrial - 3.0%
Toro Co.	4,998	549,180
Eagle Materials, Inc.	2,970	422,067
Timken Co.	5,117	412,379
Universal Display Corp.	1,596	354,839
Louisiana-Pacific Corp.	5,338	321,828
Cognex Corp.	3,405	286,191
Lennox International, Inc.	751	263,451
UFP Industries, Inc.	3,478	258,554
Carlisle Companies, Inc.	1,301	248,985
Curtiss-Wright Corp.	2,083	247,377
Axon Enterprise, Inc.*	1,352	239,034
AGCO Corp.	1,769	230,642
II-VI, Inc.*	3,117	226,263
Advanced Energy Industries, Inc.	1,966	221,588
TopBuild Corp.*	1,104	218,349
Masco Corp.	3,317	195,404
Middleby Corp.*	1,046	181,230
Simpson Manufacturing Company, Inc.	1,580	174,495
Terex Corp.	3,477	165,575
Trex Company, Inc.*	1,593	162,821
Sealed Air Corp.	2,546	150,850
Worthington Industries, Inc.	2,269	138,817
Keysight Technologies, Inc.*	832	128,469
Builders FirstSource, Inc.*	2,994	127,724
Woodward, Inc.	942	115,753
Graco, Inc.	1,327	100,454
Total Industrial		6,142,319

Consumer, Cyclical - 2.8%
Williams-Sonoma, Inc.	2,814	449,255
Brunswick Corp.	4,196	418,006
Deckers Outdoor Corp.*	951	365,250
Tempur Sealy International, Inc.	9,224	361,489
Gentex Corp.	10,921	361,376
AutoZone, Inc.*	236	352,164
Lithia Motors, Inc. — Class A	1,000	343,640
Polaris, Inc.	2,109	288,849
Crocs, Inc.*	2,330	271,492
RH*	359	243,761
Mattel, Inc.*	11,479	230,728
Scotts Miracle-Gro Co. — Class A	1,143	219,364
MSC Industrial Direct Company, Inc. — Class A	2,320	208,174
YETI Holdings, Inc.*	2,192	201,269
Jack in the Box, Inc.	1,801	200,703
PulteGroup, Inc.	3,473	189,522
Meritage Homes Corp.*	1,864	175,365
Ollie’s Bargain Outlet Holdings, Inc.*	1,819	153,032
Toll Brothers, Inc.	2,384	137,819
Papa John’s International, Inc.	1,271	132,743
LGI Homes, Inc.*	670	108,500
Wingstop, Inc.	668	105,297

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
Yum! Brands, Inc.	821	$94,440
Total Consumer, Cyclical		5,612,238

Financial - 1.8%
Interactive Brokers Group, Inc. — Class A	7,444	489,281
Brighthouse Financial, Inc.*	8,487	386,498
Evercore, Inc. — Class A	2,557	359,949
Umpqua Holdings Corp.	18,480	340,956
PacWest Bancorp	7,727	318,043
Stifel Financial Corp.	4,864	315,447
RenaissanceRe Holdings Ltd.	2,080	309,546
Essent Group Ltd.	6,818	306,469
Primerica, Inc.	1,429	218,837
Federated Hermes, Inc. — Class B	5,539	187,827
SLM Corp.	8,046	168,483
Cboe Global Markets, Inc.	975	116,074
Brown & Brown, Inc.	1,882	100,009
Total Financial		3,617,419

Communications - 1.0%
Viavi Solutions, Inc.*	18,584	328,194
TEGNA, Inc.	16,150	302,974
VeriSign, Inc.*	1,326	301,917
Ciena Corp.*	5,293	301,119
Motorola Solutions, Inc.	958	207,742
F5 Networks, Inc.*	1,024	191,140
Cable One, Inc.	99	189,368
FactSet Research Systems, Inc.	512	171,832
Total Communications		1,994,286

Energy - 0.5%
SolarEdge Technologies, Inc.*	1,410	389,682
First Solar, Inc.*	2,401	217,314
Antero Midstream Corp.	19,864	206,387
Equitrans Midstream Corp.	17,513	149,036
Total Energy		962,419

Basic Materials - 0.4%
Ingevity Corp.*	3,871	314,945
NewMarket Corp.	681	219,268
Valvoline, Inc.	6,244	202,680
Chemours Co.	4,011	139,583
Total Basic Materials		876,476

Total Common Stocks
(Cost $29,278,681)		32,525,978

MUTUAL FUNDS† - 81.1%
Guggenheim Strategy Fund III[1]	2,088,442	52,545,206
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,511,901	44,983,650
Guggenheim Variable Insurance Strategy Fund III[1]	1,627,059	40,790,376
Guggenheim Strategy Fund II1	1,029,734	25,733,051
Total Mutual Funds
(Cost $163,357,223)		164,052,283

MONEY MARKET FUND† - 3.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	6,528,510	6,528,510
Total Money Market Fund
(Cost $6,528,510)		6,528,510

Total Investments - 100.4%
(Cost $199,164,414)		$203,106,771
Other Assets & Liabilities, net - (0.4)%		(852,351)
Total Net Assets - 100.0%		$202,254,420

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2021	$290,870	$10,435
S&P 500 Index Mini Futures Contracts	2	Sep 2021	428,650	4,983
S&P MidCap 400 Index Mini Futures Contracts	5	Sep 2021	1,345,350	(14,542)
			$2,064,870	$876

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	Russell MidCap Growth Index Total Return	0.29% (3 Month USD LIBOR + 0.09%)	At Maturity	10/05/21	30,849	$168,884,393	$12,986,072

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES J (STYLEPLUS—MID GROWTH SERIES)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,525,978	$—	$—	$32,525,978
Mutual Funds	164,052,283	—	—	164,052,283
Money Market Fund	6,528,510	—	—	6,528,510
Equity Futures Contracts**	15,418	—	—	15,418
Equity Index Swap Agreements**	—	12,986,072	—	12,986,072
Total Assets	$203,122,189	$12,986,072	$—	$216,108,261

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$14,542	$—	$—	$14,542

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES J (STYLEPLUS—MID GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,620,773	$6,090,395	$—	$—	$21,883	$25,733,051	1,029,734	$168,333
Guggenheim Strategy Fund III	40,513,796	11,934,621	—	—	96,789	52,545,206	2,088,442	339,275
Guggenheim Ultra Short Duration Fund — Institutional Class	53,557,922	13,573,579	(22,105,988)	387,980	(429,843)	44,983,650	4,511,901	212,435
Guggenheim Variable Insurance Strategy Fund III	40,422,360	319,702	—	—	48,314	40,790,376	1,627,059	324,043
	$154,114,851	$31,918,297	$(22,105,988)	$387,980	$(262,857)	$164,052,283		$1,044,086

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $35,807,191)	$39,054,488
Investments in affiliated issuers, at value (cost $163,357,223)	164,052,283
Segregated cash with broker	105,500
Unrealized appreciation on OTC swap agreements	12,986,072
Prepaid expenses	1,367
Receivables:
Dividends	186,881
Variation margin on futures contracts	1,680
Interest	37
Total assets	216,388,308

Liabilities:
Overdraft due to custodian bank	421
Segregated cash due to broker	13,650,000
Payable for:
Securities purchased	176,874
Swap settlement	106,656
Management fees	77,934
Distribution and service fees	40,199
Fund accounting/administration fees	11,982
Fund shares redeemed	7,023
Transfer agent/maintenance fees	2,283
Trustees’ fees*	1,668
Miscellaneous	58,848
Total liabilities	14,133,888
Commitments and contingent liabilities (Note 12)	—
Net assets	$202,254,420

Net assets consist of:
Paid in capital	$123,260,405
Total distributable earnings (loss)	78,994,015
Net assets	$202,254,420
Capital shares outstanding	2,513,352
Net asset value per share	$80.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$106,282
Dividends from securities of affiliated issuers	1,044,086
Interest	343
Total investment income	1,150,711

Expenses:
Management fees	719,391
Distribution and service fees	239,797
Transfer agent/maintenance fees	12,602
Fund accounting/administration fees	67,851
Professional fees	17,519
Interest expense	14,280
Custodian fees	10,818
Trustees’ fees*	10,181
Line of credit fees	3,894
Miscellaneous	8,175
Total expenses	1,104,508
Less:
Expenses waived by Adviser	(254,523)
Net expenses	849,985
Net investment income	300,726

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,235,679
Investments in affiliated issuers	387,980
Swap agreements	28,403,681
Futures contracts	349,194
Net realized gain	34,376,534
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,811,304)
Investments in affiliated issuers	(262,857)
Swap agreements	(12,127,944)
Futures contracts	(15,797)
Net change in unrealized appreciation (depreciation)	(14,217,902)
Net realized and unrealized gain	20,158,632
Net increase in net assets resulting from operations	$20,459,358

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$300,726	$1,028,980
Net realized gain on investments	34,376,534	28,212,196
Net change in unrealized appreciation (depreciation) on investments	(14,217,902)	17,383,447
Net increase in net assets resulting from operations	20,459,358	46,624,623

Distributions to shareholders	—	(9,832,328)

Capital share transactions:
Proceeds from sale of shares	2,223,067	4,851,242
Distributions reinvested	—	9,832,328
Cost of shares redeemed	(11,348,005)	(18,230,591)
Net decrease from capital share transactions	(9,124,938)	(3,547,021)
Net increase in net assets	11,334,420	33,245,274

Net assets:
Beginning of period	190,920,000	157,674,726
End of period	$202,254,420	$190,920,000

Capital share activity:
Shares sold	29,597	80,991
Shares issued from reinvestment of distributions	—	169,086
Shares redeemed	(150,934)	(311,264)
Net decrease in shares	(121,337)	(61,187)

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$72.46	$58.49	$48.75	$59.82	$48.43	$45.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.39	.79	.97	.67	.52
Net gain (loss) on investments (realized and unrealized)	7.89	17.43	14.90	(4.08)	11.22	3.37
Total from investment operations	8.01	17.82	15.69	(3.11)	11.89	3.89
Less distributions from:
Net investment income	—	(.84)	(.49)	(.83)	(.50)	(.33)
Net realized gains	—	(3.01)	(5.46)	(7.13)	—	(.28)
Total distributions	—	(3.85)	(5.95)	(7.96)	(.50)	(.61)
Net asset value, end of period	$80.47	$72.46	$58.49	$48.75	$59.82	$48.43

Total Return[c]	11.05%	32.10%	32.70%	(7.10%)	24.67%	8.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$202,254	$190,920	$157,675	$137,116	$187,897	$166,814
Ratios to average net assets:
Net investment income (loss)	0.31%	0.66%	1.39%	1.64%	1.25%	1.14%
Total expenses[d]	1.15%	1.22%	1.30%	1.28%	1.14%	0.95%
Net expenses[e,f]	0.89%	0.89%	1.00%	1.01%	0.94%	0.95%
Portfolio turnover rate	29%	71%	57%	66%	49%	57%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.87%	0.88%	0.92%	0.94%	0.92%	0.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks to provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	19.7%
Vanguard S&P 500 ETF	17.6%
Schwab U.S. Aggregate Bond ETF	15.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.6%
iShares Core S&P Mid-Cap ETF	5.8%
iShares MSCI EAFE ETF	5.7%
Guggenheim Strategy Fund III	4.8%
iShares 7-10 Year Treasury Bond ETF	4.6%
Guggenheim Variable Insurance Strategy Fund III	4.4%
iShares 1-3 Year Treasury Bond ETF	4.3%
Top Ten Total	88.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series N (Managed Asset Allocation Series)	7.60%	23.85%	10.22%	8.51%
Blended Index**	8.28%	23.02%	11.89%	10.39%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.60%)	(0.33%)	3.03%	3.39%
S&P 500 Index	15.25%	40.79%	17.65%	14.84%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Blended index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

70 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value
EXCHANGE-TRADED FUNDS† - 83.3%
SPDR S&P 500 ETF Trust	21,641	$9,263,646
Vanguard S&P 500 ETF	21,086	8,297,763
Schwab U.S. Aggregate Bond ETF	132,248	7,220,741
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,033	3,094,714
iShares Core S&P Mid-Cap ETF	10,147	2,726,803
iShares MSCI EAFE ETF	33,919	2,675,531
iShares 7-10 Year Treasury Bond ETF	18,601	2,148,230
iShares 1-3 Year Treasury Bond ETF	23,731	2,044,663
iShares Russell 1000 Value ETF	4,533	719,024
iShares TIPS Bond ETF	3,987	510,376
iShares iBoxx High Yield Corporate Bond ETF	5,736	504,997
iShares Core S&P 500 ETF	2	860
Total Exchange-Traded Funds
(Cost $25,934,422)		39,207,348

MUTUAL FUNDS† - 15.4%
Guggenheim Strategy Fund III[1]	90,611	2,279,774
Guggenheim Variable Insurance Strategy Fund III[1]	81,703	2,048,307
Guggenheim Strategy Fund II1	75,483	1,886,319
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	104,727	1,044,128
Total Mutual Funds
(Cost $7,228,992)		7,258,528

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
0.04% due 08/03/21[2,3]	$467,000	466,980
0.01% due 08/03/21[2,3]	1,000	1,000
Total U.S. Treasury Bills
(Cost $467,996)		467,980

Total Investments - 99.7%
(Cost $33,631,410)		$46,933,856
Other Assets & Liabilities, net - 0.3%		131,757
Total Net Assets - 100.0%		$47,065,613

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	21	Sep 2021	$2,780,859	$16,613
U.S. Treasury 2 Year Note Futures Contracts	5	Sep 2021	1,101,641	(1,328)
			$3,882,500	$15,285
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	12	Sep 2021	1,383,480	3,740
Dow Jones Industrial Average Index Mini Futures Contracts	1	Sep 2021	171,910	136
S&P MidCap 400 Index Mini Futures Contracts	2	Sep 2021	538,140	(7,025)
MSCI EAFE Index Futures Contracts	41	Sep 2021	4,724,020	(118,929)
			$6,817,550	$(122,078)
Equity Futures Contracts Sold Short†
FTSE 100 Index Futures Contracts	1	Sep 2021	96,699	888
Nikkei 225 (CME) Index Futures Contracts	1	Sep 2021	143,900	(229)
			$240,599	$659

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES N (MANAGED ASSET ALLOCATION SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$39,207,348	$—	$—	$39,207,348
Mutual Funds	7,258,528	—	—	7,258,528
U.S. Treasury Bills	—	467,980	—	467,980
Interest Rate Futures Contracts**	16,613	—	—	16,613
Equity Futures Contracts**	4,764	—	—	4,764
Total Assets	$46,487,253	$467,980	$—	$46,955,233

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$126,183	$—	$—	$126,183
Interest Rate Futures Contracts**	1,328	—	—	1,328
Total Liabilities	$127,511	$—	$—	$127,511

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,871,503	$12,570	$—	$—	$2,246	$1,886,319	75,483	$12,751
Guggenheim Strategy Fund III	2,256,685	17,697	—	—	5,392	2,279,774	90,611	17,957
Guggenheim Ultra Short Duration Fund — Institutional Class	1,040,355	4,818	—	—	(1,045)	1,044,128	104,727	4,873
Guggenheim Variable Insurance Strategy Fund III	2,327,726	17,799	(300,000)	1,077	1,705	2,048,307	81,703	18,049
	$7,496,269	$52,884	$(300,000)	$1,077	$8,298	$7,258,528		$53,630

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $26,402,418)	$39,675,328
Investments in affiliated issuers, at value (cost $7,228,992)	7,258,528
Prepaid expenses	381
Receivables:
Securities sold	200,442
Dividends	67,007
Fund shares sold	60
Total assets	47,201,746

Liabilities:
Overdraft due to custodian bank	8,145
Payable for:
Fund shares redeemed	35,038
Variation margin on futures contracts	30,833
Management fees	15,269
Professional fees	14,311
Distribution and service fees	9,677
Securities purchased	8,805
Fund accounting/administration fees	3,982
Transfer agent/maintenance fees	2,273
Trustees’ fees*	840
Miscellaneous	6,960
Total liabilities	136,133
Commitments and contingent liabilities (Note 12)	—
Net assets	$47,065,613

Net assets consist of:
Paid in capital	$27,991,167
Total distributable earnings (loss)	19,074,446
Net assets	$47,065,613
Capital shares outstanding	1,309,024
Net asset value per share	$35.95

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$286,878
Dividends from securities of affiliated issuers	53,630
Interest	138
Total investment income	340,646

Expenses:
Management fees	91,902
Distribution and service fees	57,438
Transfer agent/maintenance fees	12,492
Fund accounting/administration fees	19,452
Professional fees	13,603
Trustees’ fees*	8,961
Custodian fees	2,585
Line of credit fees	1,020
Miscellaneous	1,973
Total expenses	209,426
Less:
Expenses waived by Adviser	(1,292)
Earnings credits applied	(18)
Total waived expenses	(1,310)
Net expenses	208,116
Net investment income	132,530

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,430,173
Investments in affiliated issuers	1,077
Futures contracts	1,068,675
Foreign currency transactions	221
Net realized gain	2,500,146
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,061,720
Investments in affiliated issuers	8,298
Futures contracts	(301,405)
Foreign currency translations	(9)
Net change in unrealized appreciation (depreciation)	768,604
Net realized and unrealized gain	3,268,750
Net increase in net assets resulting from operations	$3,401,280

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$132,530	$332,700
Net realized gain on investments	2,500,146	3,324,169
Net change in unrealized appreciation (depreciation) on investments	768,604	1,388,054
Net increase in net assets resulting from operations	3,401,280	5,044,923

Distributions to shareholders	—	(3,200,030)

Capital share transactions:
Proceeds from sale of shares	604,462	1,360,017
Distributions reinvested	—	3,200,030
Cost of shares redeemed	(2,613,014)	(6,950,594)
Net decrease from capital share transactions	(2,008,552)	(2,390,547)
Net increase (decrease) in net assets	1,392,728	(545,654)

Net assets:
Beginning of period	45,672,885	46,218,539
End of period	$47,065,613	$45,672,885

Capital share activity:
Shares sold	17,469	43,430
Shares issued from reinvestment of distributions	—	106,597
Shares redeemed	(75,371)	(225,315)
Net decrease in shares	(57,902)	(75,288)

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$33.41	$32.05	$27.34	$31.68	$28.74	$27.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.24	.44	.47	.39	.40
Net gain (loss) on investments (realized and unrealized)	2.44	3.52	5.02	(2.08)	3.68	1.78
Total from investment operations	2.54	3.76	5.46	(1.61)	4.07	2.18
Less distributions from:
Net investment income	—	(.49)	(.51)	(.44)	(.46)	(.33)
Net realized gains	—	(1.91)	(.24)	(2.29)	(.67)	(.54)
Total distributions	—	(2.40)	(.75)	(2.73)	(1.13)	(.87)
Net asset value, end of period	$35.95	$33.41	$32.05	$27.34	$31.68	$28.74

Total Return[c]	7.60%	12.59%	20.11%	(5.73%)	14.39%	8.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,066	$45,673	$46,219	$42,636	$51,080	$52,840
Ratios to average net assets:
Net investment income (loss)	0.58%	0.77%	1.45%	1.53%	1.29%	1.42%
Total expenses[d]	0.91%	1.01%	1.01%	0.99%	0.98%	0.92%
Net expenses[e]	0.91%	1.00%	1.00%	0.99%	0.98%	0.92%
Portfolio turnover rate	21%	6%	14%	4%	1%	6%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	1.8%
Chevron Corp.	1.7%
Berkshire Hathaway, Inc. — Class B	1.6%
Tyson Foods, Inc. — Class A	1.6%
Micron Technology, Inc.	1.6%
Verizon Communications, Inc.	1.5%
Huntsman Corp.	1.4%
Wells Fargo & Co.	1.4%
Comcast Corp. — Class A	1.3%
Johnson & Johnson	1.3%
Top Ten Total	15.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series O (All Cap Value Series)	19.90%	50.30%	12.26%	10.64%
Russell 3000 Value Index	17.67%	45.40%	11.99%	11.54%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 3000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

76 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 96.9%

Financial - 23.5%
JPMorgan Chase & Co.	11,885	$1,848,593
Berkshire Hathaway, Inc. — Class B*	6,100	1,695,312
Wells Fargo & Co.	31,201	1,413,093
Bank of America Corp.	33,505	1,381,411
Voya Financial, Inc.	19,595	1,205,093
Morgan Stanley	10,629	974,573
Allstate Corp.	6,837	891,818
Citigroup, Inc.	11,730	829,898
Medical Properties Trust, Inc. REIT	39,458	793,106
First Horizon Corp.	44,618	770,999
Alleghany Corp.*	1,079	719,769
BOK Financial Corp.	7,672	664,395
KeyCorp	30,753	635,049
Hartford Financial Services Group, Inc.	9,818	608,421
Park Hotels & Resorts, Inc. REIT*	28,247	582,170
STAG Industrial, Inc. REIT	14,703	550,333
Physicians Realty Trust REIT	29,711	548,762
Charles Schwab Corp.	7,419	540,178
Zions Bancorp North America	9,860	521,200
Prudential Financial, Inc.	5,043	516,756
MetLife, Inc.	8,252	493,882
Alexandria Real Estate Equities, Inc. REIT	2,480	451,211
Regions Financial Corp.	22,189	447,774
VICI Properties, Inc. REIT	13,634	422,927
Principal Financial Group, Inc.	6,535	412,947
Axis Capital Holdings Ltd.	8,236	403,646
American Tower Corp. — Class A REIT	1,450	391,703
Sun Communities, Inc. REIT	2,052	351,713
Synovus Financial Corp.	7,986	350,426
Prosperity Bancshares, Inc.	4,649	333,798
Gaming and Leisure Properties, Inc. REIT	7,190	333,113
Radian Group, Inc.	14,675	326,519
Hilltop Holdings, Inc.	8,902	324,033
Stifel Financial Corp.	4,680	303,545
American International Group, Inc.	5,605	266,798
Mastercard, Inc. — Class A	715	261,039
Apple Hospitality REIT, Inc.	15,426	235,401
Old Republic International Corp.	9,140	227,677
Heartland Financial USA, Inc.	3,967	186,409
Heritage Insurance Holdings, Inc.	20,639	177,083
Unum Group	6,038	171,479
Total Financial		24,564,052

Consumer, Non-cyclical - 15.5%
Tyson Foods, Inc. — Class A	22,928	1,691,169
Johnson & Johnson	8,556	1,409,516
Bunge Ltd.	17,942	1,402,167
HCA Healthcare, Inc.	5,922	1,224,314
Archer-Daniels-Midland Co.	16,063	973,418
Humana, Inc.	1,823	807,079
Medtronic plc	6,276	779,040
J M Smucker Co.	5,869	760,446
Quest Diagnostics, Inc.	5,569	734,941
Encompass Health Corp.	8,850	690,565
Zimmer Biomet Holdings, Inc.	4,163	669,494
Ingredion, Inc.	7,045	637,573
McKesson Corp.	3,206	613,115
Merck & Company, Inc.	6,587	512,271
Henry Schein, Inc.*	6,656	493,809
Amgen, Inc.	1,636	398,775
Central Garden & Pet Co. — Class A*	7,922	382,633
Sabre Corp.*	27,673	345,359
US Foods Holding Corp.*	8,453	324,257
Pfizer, Inc.	7,912	309,834
Integer Holdings Corp.*	3,227	303,983
Emergent BioSolutions, Inc.*	4,318	271,991
Procter & Gamble Co.	1,893	255,422
Pacira BioSciences, Inc.*	2,997	181,858
Organon & Co.*	658	19,911
Total Consumer, Non-cyclical		16,192,940

Consumer, Cyclical - 12.3%
Kohl’s Corp.	22,521	1,241,132
Walmart, Inc.	8,159	1,150,582
Penske Automotive Group, Inc.	12,738	961,592
DR Horton, Inc.	10,096	912,376
Lear Corp.	4,829	846,427
PVH Corp.*	7,568	814,241
Southwest Airlines Co.*	14,749	783,025
LKQ Corp.*	13,820	680,220
Ralph Lauren Corp. — Class A	5,600	659,736
Home Depot, Inc.	1,752	558,695
PACCAR, Inc.	5,968	532,644
MSC Industrial Direct Company, Inc. — Class A	4,351	390,415
Alaska Air Group, Inc.*	5,933	357,819
KAR Auction Services, Inc.*	19,503	342,278
Abercrombie & Fitch Co. — Class A*	6,687	310,477
Dick’s Sporting Goods, Inc.	3,056	306,181
Urban Outfitters, Inc.*	6,291	259,315
Methode Electronics, Inc.	5,202	255,991
Avient Corp.	4,732	232,625
Skechers USA, Inc. — Class A*	4,308	214,668
Movado Group, Inc.	6,583	207,167
Zumiez, Inc.*	4,142	202,917
Big Lots, Inc.	2,792	184,300
Dana, Inc.	7,474	177,582
Lakeland Industries, Inc.*	6,577	146,864
La-Z-Boy, Inc.	2,400	88,896
Total Consumer, Cyclical		12,818,165

Industrial - 11.2%
Johnson Controls International plc	19,318	1,325,794
Honeywell International, Inc.	4,964	1,088,853
Knight-Swift Transportation Holdings, Inc.	21,358	970,935
Valmont Industries, Inc.	3,681	868,900
Owens Corning	7,635	747,467
L3Harris Technologies, Inc.	2,536	548,156
FedEx Corp.	1,764	526,254
Jacobs Engineering Group, Inc.	3,679	490,852
Kirby Corp.*	6,945	421,145

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
General Electric Co.	30,573	$411,513
Altra Industrial Motion Corp.	5,805	377,441
Graphic Packaging Holding Co.	20,768	376,731
Rexnord Corp.	7,322	366,393
Plexus Corp.*	3,908	357,230
Colfax Corp.*	7,300	334,413
EnerSys	3,421	334,334
PGT Innovations, Inc.*	14,325	332,770
Energizer Holdings, Inc.	7,171	308,210
Terex Corp.	5,590	266,196
Curtiss-Wright Corp.	2,055	244,052
GATX Corp.	2,150	190,210
Littelfuse, Inc.	746	190,073
II-VI, Inc.*	2,538	184,234
Kennametal, Inc.	4,942	177,517
Park Aerospace Corp.	11,271	167,938
Howmet Aerospace, Inc.*	2,557	88,140
Total Industrial		11,695,751

Technology - 8.0%
Micron Technology, Inc.*	19,418	1,650,142
DXC Technology Co.*	31,741	1,235,995
Leidos Holdings, Inc.	10,336	1,044,970
Skyworks Solutions, Inc.	5,189	994,991
Parsons Corp.*	17,420	685,651
Apple, Inc.	4,767	652,888
Qorvo, Inc.*	3,090	604,558
Evolent Health, Inc. — Class A*	22,593	477,164
Amdocs Ltd.	4,891	378,368
Science Applications International Corp.	4,099	359,605
Cerner Corp.	2,940	229,790
Total Technology		8,314,122

Energy - 7.8%
Chevron Corp.	16,722	1,751,462
Pioneer Natural Resources Co.	8,092	1,315,112
ConocoPhillips	20,031	1,219,888
Range Resources Corp.*	70,480	1,181,245
Patterson-UTI Energy, Inc.	108,168	1,075,190
Marathon Oil Corp.	51,739	704,685
Cabot Oil & Gas Corp. — Class A	29,092	507,946
Exxon Mobil Corp.	6,914	436,135
Total Energy		8,191,663

Communications - 7.4%
Verizon Communications, Inc.	27,789	1,557,017
Comcast Corp. — Class A	24,742	1,410,789
FireEye, Inc.*	37,417	756,572
Cisco Systems, Inc.	14,121	748,413
T-Mobile US, Inc.*	4,919	712,419
Alphabet, Inc. — Class A*	257	627,540
Infinera Corp.*	52,464	535,133
Viavi Solutions, Inc.*	22,862	403,743
Juniper Networks, Inc.	13,304	363,864
TEGNA, Inc.	18,288	343,083
Ciena Corp.*	4,620	262,832
Total Communications		7,721,405

Basic Materials - 5.6%
Huntsman Corp.	54,063	1,433,751
Westlake Chemical Corp.	13,907	1,252,882
Reliance Steel & Aluminum Co.	5,239	790,565
Nucor Corp.	5,050	484,447
Ashland Global Holdings, Inc.	4,903	429,012
Commercial Metals Co.	10,724	329,441
International Flavors & Fragrances, Inc.	1,983	296,260
Element Solutions, Inc.	11,935	279,040
Dow, Inc.	3,272	207,052
DuPont de Nemours, Inc.	2,496	193,215
Kraton Corp.*	5,854	189,026
Total Basic Materials		5,884,691

Utilities - 5.6%
Exelon Corp.	23,741	1,051,964
Public Service Enterprise Group, Inc.	16,529	987,442
Pinnacle West Capital Corp.	10,663	874,046
Edison International	14,568	842,322
Duke Energy Corp.	6,639	655,402
NiSource, Inc.	14,452	354,074
PPL Corp.	9,865	275,924
Avista Corp.	6,144	262,164
Southwest Gas Holdings, Inc.	3,787	250,662
Spire, Inc.	3,327	240,442
Total Utilities		5,794,442

Total Common Stocks
(Cost $73,637,475)		101,177,231

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	34,124
Total Rights
(Cost $—)		34,124

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	3,225,025	3,225,025
Total Money Market Fund
(Cost $3,225,025)		3,225,025

Total Investments - 100.0%
(Cost $76,862,500)		$104,436,380
Other Assets & Liabilities, net - 0.0%		32,191
Total Net Assets - 100.0%		$104,468,571

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES O (ALL CAP VALUE SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2021.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$101,177,231	$—	$—	$101,177,231
Rights	34,124	—	—	34,124
Money Market Fund	3,225,025	—	—	3,225,025
Total Assets	$104,436,380	$—	$—	$104,436,380

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments, at value (cost $76,862,500)	$104,436,380
Prepaid expenses	681
Receivables:
Securities sold	241,488
Dividends	110,808
Interest	11
Total assets	104,789,368

Liabilities:
Payable for:
Securities purchased	182,123
Management fees	37,409
Fund shares redeemed	35,539
Distribution and service fees	21,687
Printing fees	18,618
Fund accounting/administration fees	7,128
Transfer agent/maintenance fees	2,269
Trustees’ fees*	2,092
Miscellaneous	13,932
Total liabilities	320,797
Commitments and contingent liabilities (Note 12)	—
Net assets	$104,468,571

Net assets consist of:
Paid in capital	$67,347,336
Total distributable earnings (loss)	37,121,235
Net assets	$104,468,571
Capital shares outstanding	2,805,636
Net asset value per share	$37.24

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends	$939,553
Interest	63
Total investment income	939,616

Expenses:
Management fees	351,830
Distribution and service fees	125,653
Transfer agent/maintenance fees	12,485
Fund accounting/administration fees	37,545
Professional fees	17,568
Trustees’ fees*	9,678
Custodian fees	3,342
Line of credit fees	2,020
Miscellaneous	3,380
Total expenses	563,501
Less:
Expenses waived by Adviser	(126,090)
Net expenses	437,411
Net investment income	502,205

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,715,908
Net realized gain	6,715,908
Net change in unrealized appreciation (depreciation) on:
Investments	10,621,795
Net change in unrealized appreciation (depreciation)	10,621,795
Net realized and unrealized gain	17,337,703
Net increase in net assets resulting from operations	$17,839,908

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$502,205	$1,749,986
Net realized gain on investments	6,715,908	1,258,735
Net change in unrealized appreciation (depreciation) on investments	10,621,795	(3,137,740)
Net increase (decrease) in net assets resulting from operations	17,839,908	(129,019)

Distributions to shareholders	—	(6,300,999)

Capital share transactions:
Proceeds from sale of shares	2,538,063	2,686,231
Distributions reinvested	—	6,300,999
Cost of shares redeemed	(7,570,454)	(18,530,135)
Net decrease from capital share transactions	(5,032,391)	(9,542,905)
Net increase (decrease) in net assets	12,807,517	(15,972,923)

Net assets:
Beginning of period	91,661,054	107,633,977
End of period	$104,468,571	$91,661,054

Capital share activity:
Shares sold	68,063	103,876
Shares issued from reinvestment of distributions	—	241,418
Shares redeemed	(213,608)	(666,704)
Net decrease in shares	(145,545)	(321,410)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$31.06	$32.89	$29.31	$35.97	$34.05	$29.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.56	.51	.43	.24	.45
Net gain (loss) on investments (realized and unrealized)	6.00	(.33)	6.19	(3.83)	4.51	6.01
Total from investment operations	6.18	.23	6.70	(3.40)	4.75	6.46
Less distributions from:
Net investment income	—	(.52)	(.49)	(.40)	(.38)	(.48)
Net realized gains	—	(1.54)	(2.63)	(2.86)	(2.45)	(1.23)
Total distributions	—	(2.06)	(3.12)	(3.26)	(2.83)	(1.71)
Net asset value, end of period	$37.24	$31.06	$32.89	$29.31	$35.97	$34.05

Total Return[c]	19.90%	1.88%	23.74%	(10.62%)	14.77%	22.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$104,469	$91,661	$107,634	$100,916	$132,771	$128,367
Ratios to average net assets:
Net investment income (loss)	1.00%	2.03%	1.62%	1.23%	0.69%	1.48%
Total expenses[d]	1.12%	1.21%	1.18%	1.17%	1.11%	0.90%
Net expenses[e,f,g]	0.87%	0.87%	0.88%	0.88%	0.89%	0.90%
Portfolio turnover rate	14%	22%	33%	36%	33%	47%

[a]	Unaudited figures for the period ended June 30, 2021.Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.87%	0.87%	0.88%	0.88%	0.88%	0.90%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	—	0.00%*	—

*	Less than 0.01%.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Ten Largest Holdings (% of Total Net Assets)
Terraform Global Operating LLC, 6.13%	1.6%
LBC Tank Terminals Holding Netherlands BV, 6.88%	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50% due 05/01/32	1.2%
Hunt Companies, Inc., 5.25%	1.2%
NFP Corp., 6.88%	1.1%
Iron Mountain, Inc., 5.63%	1.1%
Cleaver-Brooks, Inc., 7.88%	1.0%
PowerTeam Services LLC, 9.03%	0.9%
Carpenter Technology Corp., 6.38%	0.9%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%	0.9%
Top Ten Total	11.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2021

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series P (High Yield Series)	3.49%	14.97%	6.07%	5.45%
Bloomberg Barclays U.S. Corporate High Yield Index	3.62%	15.37%	7.48%	6.66%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
A	0.3%
BBB	8.2%
BB	47.8%
B	29.5%
CCC	5.4%
C	0.1%
NR2	0.6%
Other Instruments	8.1%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

84 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

	Shares	Value
COMMON STOCKS† - 2.4%

Utilities - 0.7%
TexGen Power LLC††	7,929	$309,231

Consumer, Non-cyclical - 0.5%
ATD New Holdings, Inc.*,†††	3,166	169,381
Cengage Learning Holdings II, Inc.*,††	2,107	46,354
Spectrum Brands Holdings, Inc.	6	510
Crimson Wine Group Ltd.*	24	220
MEDIQ, Inc.*,†††	92	—
Total Consumer, Non-cyclical		216,465

Financial - 0.4%
TPG Pace Solutions Corp.* ,11	14,071	140,147
TPG Pace Beneficial II Corp.* ,11	5,300	53,424
Jefferies Financial Group, Inc.	247	8,447
Total Financial		202,018

Energy - 0.4%
Unit Corp.*	10,560	177,936
Permian Production Partners LLC†††	9,124	11,588
Legacy Reserves, Inc.*,†††	1,969	9,845
Bruin E&P Partnership Units*,†††	6,071	364
Total Energy		199,733

Diversified - 0.4%
KKR Acquisition Holdings I Corp. — Class A* ,11	16,530	162,324
MSD Acquisition Corp. — Class A* ,11	84	827
RXR Acquisition Corp. — Class A* ,11	84	816
Colicity, Inc.* ,11	30	302
RXR Acquisition Corp.* ,11	28	279
Colicity, Inc. — Class A* ,11	28	273
Soaring Eagle Acquisition Corp. — Class A* ,11	3	30
Total Diversified		164,851

Industrial - 0.0%
Vector Phoenix Holdings, LP*,†††	523	1,035
BP Holdco LLC*,†††,1	523	184
Total Industrial		1,219

Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.*	1	43
Chorus Aviation, Inc.*	3	11
Total Consumer, Cyclical		54

Total Common Stocks
(Cost $990,389)		1,093,571

PREFERRED STOCKS†† - 2.9%
Financial - 2.9%
Wells Fargo & Co., 4.38%	9,000	228,510
JPMorgan Chase & Co., 4.55%	8,000	212,960
American Equity Investment Life Holding Co., 5.95%	6,000	168,480
Bank of America Corp., 4.38%	6,000	157,200
Arch Capital Group Ltd., 4.55%*	6,000	154,860
First Republic Bank, 4.13%	6,000	153,900
JPMorgan Chase & Co., 4.63%*	5,000	133,150
Bank of America Corp., 4.13%	4,000	104,640
Globe Life, Inc., 4.25% due 06/15/61	2,000	52,220
Total Financial		1,365,920

Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	—
Total Preferred Stocks
(Cost $1,925,000)		1,365,920

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27* ,11	4,132	4,876
MSD Acquisition Corp.
Expiring 05/13/23* ,11	16	21
RXR Acquisition Corp.
Expiring 03/08/26* ,11	15	15
Colicity, Inc. - Class A
Expiring 12/31/27* ,11	4	6
Total Warrants
(Cost $4,374)		4,918

MONEY MARKET FUND† - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	1,538,057	1,538,057
Total Money Market Fund
(Cost $1,538,057)		1,538,057

	Face Amount~
CORPORATE BONDS†† - 86.9%
Consumer, Non-cyclical - 17.7%
Kraft Heinz Foods Co.
5.00% due 06/04/42[4]	350,000	427,165
4.88% due 10/01/49	200,000	242,644
4.38% due 06/01/46	125,000	141,569
5.20% due 07/15/45	25,000	31,002
Nielsen Finance LLC / Nielsen Finance Co.
5.88% due 10/01/30[5]	275,000	299,316
4.75% due 07/15/31[5]	250,000	250,625
US Foods, Inc.
6.25% due 04/15/25[5]	275,000	291,844
4.75% due 02/15/29[5]	150,000	153,000
Tenet Healthcare Corp.
7.50% due 04/01/25[5]	200,000	215,750
4.25% due 06/01/29[5]	125,000	126,563
5.13% due 11/01/27[5]	75,000	78,656
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4,5]	385,000	396,550
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	375,000	382,969

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
CPI CG, Inc.
8.63% due 03/15/26[5]	350,000	$371,875
Sabre GLBL, Inc.
9.25% due 04/15/25[5]	175,000	208,045
7.38% due 09/01/25[5]	150,000	163,125
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	325,000	333,125
Post Holdings, Inc.
4.50% due 09/15/31[5]	325,000	324,285
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	200,000	207,840
4.00% due 04/15/29[5]	100,000	100,707
DaVita, Inc.
3.75% due 02/15/31[5]	300,000	288,000
Rent-A-Center, Inc.
6.38% due 02/15/29[5]	250,000	268,438
Centene Corp.
4.25% due 12/15/27	125,000	131,719
3.00% due 10/15/30	100,000	102,728
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]	225,000	230,062
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	201,000	219,655
Service Corporation International
4.00% due 05/15/31	200,000	204,135
Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	200,000	203,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	200,000	194,000
Sotheby’s
7.38% due 10/15/27[5]	175,000	188,781
Nathan’s Famous, Inc.
6.63% due 11/01/25[5]	175,000	179,594
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	107,000	107,410
5.00% due 12/31/26[5]	50,000	50,750
WW International, Inc.
4.50% due 04/15/29[5]	150,000	151,125
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	125,000	130,312
Carriage Services, Inc.
4.25% due 05/15/29[5]	125,000	124,810
Syneos Health, Inc.
3.63% due 01/15/29[5]	125,000	123,750
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	125,000	122,500
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	100,000	104,250
Spectrum Brands, Inc.
3.88% due 03/15/31[5]	100,000	98,263
Gartner, Inc.
3.63% due 06/15/29[5]	75,000	76,125
Central Garden & Pet Co.
4.13% due 04/30/31[5]	75,000	75,844
Prestige Brands, Inc.
3.75% due 04/01/31[5]	50,000	48,206
Total Consumer, Non-cyclical		8,170,112

Communications - 14.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[4]	525,000	544,031
4.50% due 06/01/33[5]	250,000	255,815
4.25% due 02/01/31[5]	100,000	101,875
CSC Holdings LLC
4.13% due 12/01/30[5]	225,000	223,594
4.63% due 12/01/30[5]	200,000	196,222
3.38% due 02/15/31[5]	200,000	188,982
6.50% due 02/01/29[5]	150,000	166,140
Altice France S.A.
5.13% due 07/15/29[5]	225,000	226,102
8.13% due 02/01/27[5]	200,000	217,900
5.13% due 01/15/29[5]	200,000	201,000
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	300,000	304,428
3.63% due 01/15/29[5]	300,000	289,500
Sirius XM Radio, Inc.
4.00% due 07/15/28[5]	175,000	180,436
5.50% due 07/01/29[5]	125,000	136,212
4.13% due 07/01/30[5]	100,000	101,250
UPC Broadband Finco BV
4.88% due 07/15/31[5]	350,000	350,805
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.00% due 11/30/24[5]	318,000	325,155
Cengage Learning, Inc.
9.50% due 06/15/24[5]	290,000	296,887
Virgin Media Finance plc
5.00% due 07/15/30[5]	275,000	276,375
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	225,000	223,538
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[5]	200,000	214,000
Telenet Finance Lux Note
5.50% due 03/01/28	200,000	210,400
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	200,000	201,500
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	200,000	196,476
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	175,000	188,560
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[5]	150,000	155,250
T-Mobile USA, Inc.
3.30% due 02/15/51	150,000	149,753
Switch Ltd.
4.13% due 06/15/29[5]	125,000	128,281

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
AMC Networks, Inc.
4.25% due 02/15/29	125,000	$126,094
Match Group Holdings II LLC
4.63% due 06/01/28[5]	100,000	103,625
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	100,000	99,312
TripAdvisor, Inc.
7.00% due 07/15/25[5]	50,000	53,800
Cogent Communications Group, Inc.
3.50% due 05/01/26[5]	50,000	51,125
Total Communications		6,684,423

Consumer, Cyclical - 13.3%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	675,000	673,313
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]	225,000	217,687
3.88% due 01/15/28[5]	150,000	151,875
3.50% due 02/15/29[5]	125,000	123,437
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	250,000	246,875
4.00% due 05/01/31[5]	150,000	151,331
5.75% due 05/01/28[5]	50,000	54,103
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	275,000	288,724
5.00% due 06/01/31[5]	150,000	153,563
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	350,000	370,125
Boyd Gaming Corp.
8.63% due 06/01/25[5]	250,000	275,593
Wabash National Corp.
5.50% due 10/01/25[5]	255,000	260,100
Clarios Global, LP
6.75% due 05/15/25[5]	201,000	214,061
Wolverine World Wide, Inc.
6.38% due 05/15/25[5]	200,000	212,774
Yum! Brands, Inc.
4.63% due 01/31/32	100,000	105,000
3.63% due 03/15/31	100,000	99,500
Allison Transmission, Inc.
3.75% due 01/30/31[5]	200,000	196,574
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]	175,000	180,253
Tempur Sealy International, Inc.
4.00% due 04/15/29[5]	175,000	177,179
Live Nation Entertainment, Inc.
6.50% due 05/15/27[5]	150,000	166,470
Crocs, Inc.
4.25% due 03/15/29[5]	150,000	153,000
Scotts Miracle-Gro Co.
4.00% due 04/01/31[5]	150,000	149,827
Murphy Oil USA, Inc.
3.75% due 02/15/31[5]	150,000	148,313
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	125,000	133,985
Powdr Corp.
6.00% due 08/01/25[5]	125,000	131,250
Cedar Fair, LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[5]	125,000	130,469
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[5]	125,000	124,681
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	115,000	123,625
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	100,000	110,100
Aramark Services, Inc.
6.38% due 05/01/25[5]	100,000	106,250
Penn National Gaming, Inc.
4.13% due 07/01/29[5]	100,000	99,500
American Builders & Contractors Supply Company, Inc.
3.88% due 11/15/29[5]	100,000	99,375
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	75,000	80,827
Boyne USA, Inc.
4.75% due 05/15/29[5]	75,000	77,380
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 75,000	62,104
Hanesbrands, Inc.
5.38% due 05/15/25[5]	50,000	52,937
Williams Scotsman International, Inc.
4.63% due 08/15/28[5]	50,000	51,635
Total Consumer, Cyclical		6,153,795

Financial - 13.2%
Iron Mountain, Inc.
5.63% due 07/15/32[4,5]	475,000	508,402
4.88% due 09/15/29[5]	120,000	123,864
5.25% due 07/15/30[5]	75,000	79,394
Hunt Companies, Inc.
5.25% due 04/15/29[4,5]	550,000	533,500
NFP Corp.
6.88% due 08/15/28[5]	500,000	526,355
LPL Holdings, Inc.
4.00% due 03/15/29[5]	351,000	352,755
4.38% due 05/15/31[5]	100,000	101,125
OneMain Finance Corp.
3.50% due 01/15/27	125,000	125,938
7.13% due 03/15/26	75,000	87,353
4.00% due 09/15/30	75,000	74,226
6.63% due 01/15/28	50,000	57,318
8.88% due 06/01/25	50,000	55,434
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	225,000	224,948
5.50% due 11/15/25[5]	120,000	124,264

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

	Face Amount~		Value
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.25% due 06/03/26[5]		325,000	$339,625
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]		250,000	269,615
SBA Communications Corp.
3.13% due 02/01/29[5]		275,000	265,118
Assurant, Inc.
7.00% due 03/27/48[2]		200,000	230,974
AmWINS Group, Inc.
7.75% due 07/01/26[5]		200,000	212,130
Kennedy-Wilson, Inc.
5.00% due 03/01/31		150,000	154,312
4.75% due 03/01/29		50,000	51,500
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[5]		200,000	200,412
Home Point Capital, Inc.
5.00% due 02/01/26[5]		200,000	186,500
USI, Inc.
6.88% due 05/01/25[5]		175,000	177,193
Wilton Re Finance LLC
5.88% due 03/30/33[2,5]		150,000	154,392
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]		150,000	154,200
Charles Schwab Corp.
4.00%[2,6]		150,000	153,450
PHM Group Holding Oy
4.75% due 06/18/26	EUR	100,000	119,440
Goldman Sachs Group, Inc.
5.30%[2,6]		100,000	112,110
HUB International Ltd.
7.00% due 05/01/26[5]		100,000	103,709
Liberty Mutual Group, Inc.
4.30% due 02/01/61†††,5		100,000	91,676
Quicken Loans LLC
5.25% due 01/15/28[5]		75,000	78,750
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[5]		75,000	76,124
Total Financial			6,106,106

Industrial - 12.0%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]		250,000	280,000
6.25% due 03/15/26[5]		200,000	205,500
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4,5]		450,000	445,536
PowerTeam Services LLC
9.03% due 12/04/25[4,5]		400,000	440,000
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.38% due 12/15/23[5]		425,000	434,580
TransDigm, Inc.
6.25% due 03/15/26[5]		275,000	290,125
8.00% due 12/15/25[5]		100,000	108,050
Harsco Corp.
5.75% due 07/31/27[5]		377,000	396,321
Masonite International Corp.
5.38% due 02/01/28[5]		175,000	185,444
5.75% due 09/15/26[5]		150,000	155,250
Howmet Aerospace, Inc.
5.95% due 02/01/37		275,000	332,791
Standard Industries, Inc.
3.38% due 01/15/31[5]		175,000	167,512
4.38% due 07/15/30[5]		100,000	103,125
5.00% due 02/15/27[5]		50,000	51,781
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]		275,000	289,493
GrafTech Finance, Inc.
4.63% due 12/15/28[5]		255,000	261,694
EnerSys
4.38% due 12/15/27[5]		250,000	260,172
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]		225,000	231,773
Amsted Industries, Inc.
4.63% due 05/15/30[5]		200,000	205,000
JELD-WEN, Inc.
6.25% due 05/15/25[5]		175,000	186,639
Intertape Polymer Group, Inc.
4.38% due 06/15/29[5]		100,000	101,501
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]		75,000	79,386
Arcosa, Inc.
4.38% due 04/15/29[5]		75,000	76,312
Mueller Water Products, Inc.
4.00% due 06/15/29[5]		50,000	51,381
Atkore, Inc.
4.25% due 06/01/31[5]		50,000	50,640
Hillenbrand, Inc.
3.75% due 03/01/31		50,000	49,578
TopBuild Corp.
3.63% due 03/15/29[5]		50,000	49,500
PGT Innovations, Inc.
6.75% due 08/01/26[5]		35,000	36,945
Total Industrial			5,526,029

Energy - 6.4%
NuStar Logistics, LP
5.63% due 04/28/27		200,000	214,176
6.38% due 10/01/30		100,000	110,490
6.00% due 06/01/26		75,000	81,375
ITT Holdings LLC
6.50% due 08/01/29[5]		325,000	332,023
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25		325,000	287,625
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27		200,000	212,000
6.88% due 01/15/29		50,000	53,625

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Rattler Midstream, LP
5.63% due 07/15/25[5]	250,000	$262,813
Indigo Natural Resources LLC
5.38% due 02/01/29[5]	250,000	261,250
PDC Energy, Inc.
6.13% due 09/15/24	250,000	255,675
Parkland Corp.
4.50% due 10/01/29[5]	200,000	203,238
CVR Energy, Inc.
5.75% due 02/15/28[5]	200,000	201,540
Occidental Petroleum Corp.
4.63% due 06/15/45	125,000	121,875
4.10% due 02/15/47	50,000	46,556
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	150,000	153,937
DT Midstream, Inc.
4.13% due 06/15/29[5]	75,000	76,150
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	50,000	51,125
Basic Energy Services, Inc.
10.75% due 10/15/23[7]	175,000	33,250
Total Energy		2,958,723

Basic Materials - 5.0%
Carpenter Technology Corp.
6.38% due 07/15/28[4]	400,000	439,254
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	325,000	337,903
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	235,000	242,785
4.50% due 06/01/31[5]	75,000	76,915
Valvoline, Inc.
3.63% due 06/15/31[5]	250,000	250,000
4.25% due 02/15/30[5]	25,000	25,812
Arconic Corp.
6.00% due 05/15/25[5]	200,000	213,154
Alcoa Nederland Holding BV
7.00% due 09/30/26[5]	200,000	209,000
Ingevity Corp.
4.50% due 02/01/26[5]	100,000	101,763
3.88% due 11/01/28[5]	100,000	99,250
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	125,000	134,375
WR Grace & Company-Conn
4.88% due 06/15/27[5]	125,000	132,537
Clearwater Paper Corp.
4.75% due 08/15/28[5]	50,000	49,813
Mirabela Nickel Ltd.
due 06/24/19[7,8]	390,085	15,603
Total Basic Materials		2,328,164

Technology - 3.0%
NCR Corp.
8.13% due 04/15/25[5]	300,000	328,050
6.13% due 09/01/29[5]	200,000	218,000
5.13% due 04/15/29[5]	75,000	77,344
Entegris, Inc.
3.63% due 05/01/29[5]	125,000	126,562
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	100,000	107,000
Qorvo, Inc.
3.38% due 04/01/31[5]	100,000	104,222
MSCI, Inc.
3.88% due 02/15/31[5]	100,000	103,776
Open Text Holdings, Inc.
4.13% due 02/15/30[5]	100,000	101,980
CDK Global, Inc.
5.25% due 05/15/29[5]	50,000	54,570
PTC, Inc.
4.00% due 02/15/28[5]	50,000	51,650
Twilio, Inc.
3.63% due 03/15/29	50,000	51,000
Playtika Holding Corp.
4.25% due 03/15/29[5]	50,000	49,966
Total Technology		1,374,120

Utilities - 1.8%
Terraform Global Operating LLC
6.13% due 03/01/26[5]	695,000	716,719
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27	100,000	111,500
Total Utilities		828,219

Total Corporate Bonds
(Cost $39,474,442)		40,129,691

SENIOR FLOATING RATE INTERESTS††,9 - 11.2%
Consumer, Cyclical - 3.1%
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	300,000	300,075
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	191,280	183,868
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	182,813	170,016
First Brands Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	99,750	100,789
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/14/26	99,750	99,501
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	98,500	96,776
BBB Industries LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	89,561	88,688

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Mavis Tire Express Services TopCo Corp.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	75,000	$75,187
CCRR Parent, Inc.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/06/28	74,813	75,187
Holding SOCOTEC
due 05/07/28†††	75,000	75,000
BidFair MergeRight, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 01/15/27	52,405	52,645
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28	49,875	49,875
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221	28,953
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	18,996	18,986
Total Consumer, Cyclical		1,415,546

Communications - 2.5%
Cengage Learning Acquisitions, Inc.
5.25% (1 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	345,277	345,464
due 06/28/26	75,000	75,047
Resource Label Group LLC
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/27/23†††	250,000	240,000
McGraw Hill LLC
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	202,847	203,005
GTT Communications, Inc.
2.90% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	194,000	152,387
Playtika Holding Corp.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	99,750	99,240
GTT Communications BV
9.50% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.50%) due 12/28/21[10]	49,884	50,293
Total Communications		1,165,436

Consumer, Non-cyclical - 2.4%
Springs Window Fashions
8.60% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000	150,095
Diamond (BC) BV
3.19% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	146,591	145,705
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	129,675	129,919
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††	127,841	127,681
Women’s Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	100,000	99,938
Quirch Foods Holdings LLC
5.75% (3 Month USD LIBOR + 4.75% and 3 Month USD LIBOR + 5.25%, Rate Floor: 5.75%) due 10/27/27	99,500	99,749
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	99,375	97,934
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	95,308	95,414
Gibson Brands, Inc.
due 06/23/28	75,000	74,625
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	74,813	74,220
Total Consumer, Non-cyclical		1,095,280

Industrial - 1.4%
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	200,000	200,500
YAK MAT (YAK ACCESS LLC)
10.13% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	150,000	122,250
Arcline FM Holdings LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/14/28	100,000	100,063
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	100,000	99,813
Aegion Corp.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	75,000	75,656
United Airlines Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	50,000	50,611
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	1,250	1,275
Total Industrial		650,168

Technology - 1.0%
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	149,625	149,936
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	130,000	130,309
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	75,000	75,319

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	75,000	$75,188
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	49,750	49,797
Total Technology		480,549

Financial - 0.4%
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	124,688	125,233
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	74,436	74,041
Total Financial		199,274

Utilities - 0.2%
RS Ivy Holdco, Inc.
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27	74,625	74,625

Basic Materials - 0.1%
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	50,000	49,859

Energy - 0.1%
Permian Production Partners LLC
10.00% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) (in-kind rate was 2.00%) due 11/24/25†††,10	36,330	32,697
Total Senior Floating Rate Interests
(Cost $5,188,025)		5,163,434

Total Investments - 106.7%
(Cost $49,120,287)		$49,295,591
Other Assets & Liabilities, net - (6.7)%		(3,103,855)
Total Net Assets - 100.0%		$46,191,736

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.39% (1 Month USD LIBOR + 0.30%)	At Maturity	11/19/21	22,100	$727,090	$17,680
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.32% (1 Month USD LIBOR + 0.25%)	At Maturity	11/17/21	22,100	727,090	16,796
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.32% (1 Month USD LIBOR + 0.25%)	At Maturity	11/15/21	22,300	733,670	15,833
						$2,187,850	$50,309

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	100,000	EUR	07/16/21	$121,255	$118,660	$2,595
Goldman Sachs International	77,000	CAD	07/16/21	63,166	62,129	1,037
						$3,632

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Rate indicated is the 7-day yield as of June 30, 2021.
[4]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2021, the total market value of segregated or earmarked security was $3,734,438 — See Note 11.

[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $33,635,674 (cost $32,820,895), or 72.8% of total net assets.

[6]	Perpetual maturity.
[7]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $48,853 (cost $528,034), or 0.1% of total net assets — See Note 9.

[8]	Security is in default of interest and/or principal obligations.
[9]

Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[10]	Payment-in-kind security.
[11]	Special Purpose Acquisition Company (SPAC)
CAD — Canadian Dollar
EUR — Euro
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$545,589	$355,585	$192,397		$1,093,571
Preferred Stocks	—	1,365,920	—	*	1,365,920
Warrants	4,918	—	—		4,918
Money Market Fund	1,538,057	—	—		1,538,057
Corporate Bonds	—	40,038,015	91,676		40,129,691
Senior Floating Rate Interests	—	4,390,780	772,654		5,163,434
Credit Index Swap Agreements**	—	50,309	—		50,309
Forward Foreign Currency Exchange Contracts**	—	3,632	—		3,632
Total Assets	$2,088,564	$46,204,241	$1,056,727		$49,349,532

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 8)	$—	$—	$541	$541

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $2,983,439 are categorized as Level 2 within the disclosure hierarchy — See Note 11.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$169,381	Third Party Pricing	Broker Quote	—	—
Common Stocks	11,588	Yield Analysis	Yield	11.9%	—
Common Stocks	11,064	Enterprise Value	Valuation Multiple	2.3x-11.9x	4.7x
Common Stocks	364	Model Price	Liquidation Value	—	—
Corporate Bonds	91,676	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	772,654	Third Party Pricing	Broker Quote	—	—
Total Assets	$1,056,727
Liabilities:
Unfunded Loan Commitments	$541	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had securities with a total value of $266,157 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total market value of $177,936 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$70	$466,283	$108,858	$575,211	$(408)
Purchases/(Receipts)	100,000	202,709	3,476	306,185	(169)
(Sales, maturities and paydowns)/Fundings	(3,475)	(58,199)	(7,266)	(68,940)	128
Amortization of premiums/discounts	(1,594)	14,694	—	13,100	—
Total realized gains (losses) included in earnings	(130,304)	(8,440)	(2,172)	(140,916)	85
Total change in unrealized appreciation (depreciation) included in earnings	126,979	58,831	98,056	283,866	(177)
Transfers into Level 3	—	96,776	169,381	266,157	—
Transfers out of Level 3	—	—	(177,936)	(177,936)	—
Ending Balance	$91,676	$772,654	$192,397	$1,056,727	$(541)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$(8,324)	$56,292	$17,336	$65,304	$(164)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES P (HIGH YIELD SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21
Common Stocks
BP Holdco LLC*	$184	$—	$—	$—	$—	$184	523

*	Non-income producing security.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $49,120,102)	$49,295,407
Investments in affiliated issuers, at value (cost $185)	184
Cash	9,634
Unrealized appreciation on OTC swap agreements	50,309
Unrealized appreciation on forward foreign currency exchange contracts	3,632
Prepaid expenses	702
Receivables:
Interest	588,623
Securities sold	188,879
Fund shares sold	996
Total assets	50,138,366

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $386)	541
Reverse repurchase agreements	2,983,439
Payable for:
Securities purchased	877,875
Management fees	15,865
Distribution and service fees	9,673
Fund shares redeemed	8,343
Fund accounting/administration fees	3,981
Transfer agent/maintenance fees	2,274
Trustees’ fees*	1,272
Swap settlement	992
Miscellaneous	42,375
Total liabilities	3,946,630
Commitments and contingent liabilities (Note 12)	—
Net assets	$46,191,736

Net assets consist of:
Paid in capital	$51,121,755
Total distributable earnings (loss)	(4,930,019)
Net assets	$46,191,736
Capital shares outstanding	1,623,640
Net asset value per share	$28.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$149,146
Interest from securities of unaffiliated issuers	1,258,957
Total investment income	1,408,103

Expenses:
Management fees	136,918
Distribution and service fees	57,049
Transfer agent/maintenance fees	12,575
Professional fees	26,326
Fund accounting/administration fees	19,347
Trustees’ fees*	9,083
Custodian fees	7,721
Interest expense	3,046
Line of credit fees	2,026
Miscellaneous	15,452
Total expenses	289,543
Less:
Expenses waived by Adviser	(43,283)
Earnings credits applied	(8)
Total waived expenses	(43,291)
Net expenses	246,252
Net investment income	1,161,851

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	383,501
Swap agreements	172,650
Forward foreign currency exchange contracts	3,061
Foreign currency transactions	(2,107)
Net realized gain	557,105
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(42,026)
Swap agreements	(105,530)
Forward foreign currency exchange contracts	3,632
Foreign currency translations	(8)
Net change in unrealized appreciation (depreciation)	(143,932)
Net realized and unrealized gain	413,173
Net increase in net assets resulting from operations	$1,575,024

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,161,851	$2,212,603
Net realized gain (loss) on investments	557,105	(3,370,145)
Net change in unrealized appreciation (depreciation) on investments	(143,932)	2,805,377
Net increase in net assets resulting from operations	1,575,024	1,647,835

Distributions to shareholders	—	(3,157,421)

Capital share transactions:
Proceeds from sale of shares	39,295,886	17,515,926
Distributions reinvested	—	3,157,421
Cost of shares redeemed	(39,832,148)	(28,298,902)
Net decrease from capital share transactions	(536,262)	(7,625,555)
Net increase (decrease) in net assets	1,038,762	(9,135,141)

Net assets:
Beginning of period	45,152,974	54,288,115
End of period	$46,191,736	$45,152,974

Capital share activity:
Shares sold	1,407,534	669,412
Shares issued from reinvestment of distributions	—	123,918
Shares redeemed	(1,426,155)	(1,063,235)
Net decrease in shares	(18,621)	(269,905)

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$27.49	$28.39	$27.51	$31.13	$30.82	$28.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	1.37	1.68	1.79	1.81	1.91
Net gain (loss) on investments (realized and unrealized)	.26	(.21)	1.45	(2.99)	.09	2.93
Total from investment operations	.96	1.16	3.13	(1.20)	1.90	4.84
Less distributions from:
Net investment income	—	(2.06)	(2.25)	(2.42)	(1.59)	(2.65)
Total distributions	—	(2.06)	(2.25)	(2.42)	(1.59)	(2.65)
Net asset value, end of period	$28.45	$27.49	$28.39	$27.51	$31.13	$30.82

Total Return[c]	3.49%	4.64%	11.59%	(4.16%)	6.23%	17.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,192	$45,153	$54,288	$52,504	$79,272	$95,760
Ratios to average net assets:
Net investment income (loss)	5.09%	5.13%	5.89%	5.98%	5.79%	6.46%
Total expenses[d]	1.27%	1.38%	1.31%	1.42%	1.40%	1.17%
Net expenses[e,f,g]	1.08%	1.12%	1.10%	1.26%	1.33%	1.13%
Portfolio turnover rate	37%	84%	58%	51%	76%	84%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
1.06%	1.07%	1.07%	1.07%	1.07%	1.07%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.00%*	0.02%	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Range Resources Corp.	2.6%
Pioneer Natural Resources Co.	2.5%
iShares Russell 2000 Value ETF	2.5%
First Horizon Corp.	2.0%
Parsons Corp.	2.0%
MDU Resources Group, Inc.	1.6%
Physicians Realty Trust	1.5%
Encompass Health Corp.	1.5%
Patterson-UTI Energy, Inc.	1.4%
Evolent Health, Inc. — Class A	1.4%
Top Ten Total	19.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series Q (Small Cap Value Series)	23.30%	55.69%	10.15%	8.98%
Russell 2000 Value Index	26.69%	73.28%	13.62%	10.85%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

98 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 96.0%

Financial - 25.5%
First Horizon Corp.	89,171	$1,540,875
Physicians Realty Trust REIT	62,421	1,152,916
Lexington Realty Trust REIT	81,504	973,973
CNO Financial Group, Inc.	40,859	965,089
Axis Capital Holdings Ltd.	17,543	859,782
Cathay General Bancorp	21,370	841,123
Investors Bancorp, Inc.	52,455	748,009
Prosperity Bancshares, Inc.	10,367	744,351
Simmons First National Corp. — Class A	25,348	743,710
BOK Financial Corp.	8,584	743,374
Stifel Financial Corp.	10,984	712,422
Radian Group, Inc.	31,547	701,921
Hanmi Financial Corp.	35,569	677,945
MGIC Investment Corp.	47,910	651,576
Hancock Whitney Corp.	13,170	585,275
Berkshire Hills Bancorp, Inc.	21,325	584,518
Hilltop Holdings, Inc.	15,584	567,258
Flagstar Bancorp, Inc.	12,439	525,797
Independent Bank Group, Inc.	6,785	501,954
Heritage Insurance Holdings, Inc.	58,346	500,609
Apple Hospitality REIT, Inc.	30,185	460,623
Sunstone Hotel Investors, Inc. REIT*	35,434	440,090
Old Republic International Corp.	17,213	428,776
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	420,285
Kennedy-Wilson Holdings, Inc.	20,793	413,157
STAG Industrial, Inc. REIT	10,756	402,597
Park Hotels & Resorts, Inc. REIT*	19,249	396,722
Zions Bancorp North America	7,193	380,222
Heartland Financial USA, Inc.	7,689	361,306
RMR Group, Inc. — Class A	7,220	278,981
Unum Group	4,415	125,386
Total Financial		19,430,622

Industrial - 20.3%
MDU Resources Group, Inc.	38,023	1,191,641
Owens Corning	10,556	1,033,432
Kirby Corp.*	15,172	920,030
Rexnord Corp.	17,141	857,736
GATX Corp.	9,649	853,647
Altra Industrial Motion Corp.	12,814	833,166
Plexus Corp.*	8,628	788,686
Sanmina Corp.*	19,739	769,031
Knight-Swift Transportation Holdings, Inc.	16,678	758,182
Valmont Industries, Inc.	3,161	746,154
PGT Innovations, Inc.*	31,621	734,556
Graphic Packaging Holding Co.	39,961	724,893
Colfax Corp.*	15,643	716,606
Energizer Holdings, Inc.	16,081	691,161
EnerSys	6,949	679,126
Terex Corp.	12,374	589,250
Curtiss-Wright Corp.	4,017	477,059
Littelfuse, Inc.	1,568	399,511
Kennametal, Inc.	11,020	395,838
Encore Wire Corp.	5,174	392,137
II-VI, Inc.*	5,363	389,300
Park Aerospace Corp.	22,473	334,848
Howmet Aerospace, Inc.*	6,358	219,160
Total Industrial		15,495,150

Consumer, Cyclical - 13.3%
Abercrombie & Fitch Co. — Class A*	19,162	889,691
KAR Auction Services, Inc.*	43,801	768,707
Hawaiian Holdings, Inc.*	31,086	757,566
MSC Industrial Direct Company, Inc. — Class A	8,379	751,848
Alaska Air Group, Inc.*	12,258	739,280
Penske Automotive Group, Inc.	9,418	710,965
Avient Corp.	11,923	586,135
Dick’s Sporting Goods, Inc.	5,840	585,109
International Game Technology plc*	23,298	558,220
Meritage Homes Corp.*	5,862	551,497
Methode Electronics, Inc.	9,889	486,638
Urban Outfitters, Inc.*	11,467	472,670
Zumiez, Inc.*	8,816	431,896
Movado Group, Inc.	12,832	403,823
Big Lots, Inc.	5,985	395,070
Dana, Inc.	15,507	368,446
Tenneco, Inc. — Class A*	17,087	330,121
Lakeland Industries, Inc.*	14,009	312,821
Total Consumer, Cyclical		10,100,503

Energy - 7.6%
Range Resources Corp.*	118,684	1,989,144
Pioneer Natural Resources Co.	11,717	1,904,247
Patterson-UTI Energy, Inc.	111,109	1,104,424
CNX Resources Corp.*	40,226	549,487
Oil States International, Inc.*	30,739	241,301
Total Energy		5,788,603

Consumer, Non-cyclical - 7.5%
Encompass Health Corp.	14,281	1,114,347
Central Garden & Pet Co. — Class A*	16,553	799,510
Ingredion, Inc.	8,743	791,242
Sabre Corp.*	57,177	713,569
US Foods Holding Corp.*	16,542	634,551
Integer Holdings Corp.*	6,366	599,677
Emergent BioSolutions, Inc.*	7,378	464,740
Pacira BioSciences, Inc.*	6,247	379,068
Perdoceo Education Corp.*	20,801	255,228
Total Consumer, Non-cyclical		5,751,932

Technology - 6.8%
Parsons Corp.*	38,227	1,504,615
Evolent Health, Inc. — Class A*	50,502	1,066,602
DXC Technology Co.*	24,545	955,782
Conduent, Inc.*	109,019	817,643
Science Applications International Corp.	9,254	811,853
Total Technology		5,156,495

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
Communications - 5.6%
Infinera Corp.*	102,982	$1,050,416
TEGNA, Inc.	40,898	767,246
Gray Television, Inc.	25,944	607,090
Ciena Corp.*	10,256	583,464
FireEye, Inc.*	27,506	556,171
Viavi Solutions, Inc.*	24,430	431,434
Entercom Communications Corp.*	57,603	248,269
Total Communications		4,244,090

Basic Materials - 5.3%
Huntsman Corp.	34,999	928,173
Commercial Metals Co.	21,704	666,747
Ashland Global Holdings, Inc.	6,799	594,913
Reliance Steel & Aluminum Co.	3,874	584,586
Element Solutions, Inc.	24,781	579,380
Kraton Corp.*	11,022	355,900
Verso Corp. — Class A	19,294	341,504
Total Basic Materials		4,051,203

Utilities - 4.1%
Black Hills Corp.	12,958	850,433
Avista Corp.	16,495	703,842
Southwest Gas Holdings, Inc.	8,470	560,629
Spire, Inc.	7,249	523,885
ALLETE, Inc.	6,868	480,623
Total Utilities		3,119,412

Total Common Stocks
(Cost $58,078,688)		73,138,010

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	116,667	34
Total Convertible Preferred Stocks
(Cost $111,410)		34

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	69,069
Total Rights
(Cost $—)		69,069

EXCHANGE-TRADED FUNDS† - 2.5%
iShares Russell 2000 Value ETF	11,483	1,903,537
Total Exchange-Traded Funds
(Cost $1,301,506)		1,903,537

MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	1,045,871	1,045,871
Total Money Market Fund
(Cost $1,045,871)		1,045,871

Total Investments - 100.0%
(Cost $60,537,475)		$76,156,521
Other Assets & Liabilities, net - 0.0%		14,221
Total Net Assets - 100.0%		$76,170,742

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7-day yield as of June 30, 2021.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES Q (SMALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$73,138,010	$—	$—	$73,138,010
Convertible Preferred Stocks	—	—	34	34
Rights	69,069	—	—	69,069
Exchange-Traded Funds	1,903,537	—	—	1,903,537
Money Market Fund	1,045,871	—	—	1,045,871
Total Assets	$76,156,487	$—	$34	$76,156,521

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments, at value (cost $60,537,475)	$76,156,521
Prepaid expenses	442
Receivables:
Securities sold	392,317
Dividends	99,166
Fund shares sold	1,456
Interest	3
Total assets	76,649,905

Liabilities:
Payable for:
Securities purchased	379,620
Management fees	43,596
Distribution and service fees	15,975
Fund accounting/administration fees	5,633
Trustees’ fees*	2,290
Transfer agent/maintenance fees	2,286
Fund shares redeemed	2,173
Miscellaneous	27,590
Total liabilities	479,163
Commitments and contingent liabilities (Note 12)	—
Net assets	$76,170,742

Net assets consist of:
Paid in capital	$58,987,275
Total distributable earnings (loss)	17,183,467
Net assets	$76,170,742
Capital shares outstanding	1,656,284
Net asset value per share	$45.99

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends	$595,128
Interest	66
Total investment income	595,194

Expenses:
Management fees	276,321
Distribution and service fees	92,107
Transfer agent/maintenance fees	12,690
Fund accounting/administration fees	28,645
Professional fees	16,537
Trustees’ fees*	9,325
Custodian fees	2,735
Line of credit fees	1,388
Miscellaneous	5,134
Total expenses	444,882
Less:
Expenses waived by Adviser	(28,557)
Earnings credits applied	(2)
Total waived expenses	(28,559)
Net expenses	416,323
Net investment income	178,871

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,187,820
Net realized gain	5,187,820
Net change in unrealized appreciation (depreciation) on:
Investments	9,448,052
Net change in unrealized appreciation (depreciation)	9,448,052
Net realized and unrealized gain	14,635,872
Net increase in net assets resulting from operations	$14,814,743

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$178,871	$552,276
Net realized gain (loss) on investments	5,187,820	(4,256,850)
Net change in unrealized appreciation (depreciation) on investments	9,448,052	1,558,527
Net increase (decrease) in net assets resulting from operations	14,814,743	(2,146,047)

Distributions to shareholders	—	(4,948,061)

Capital share transactions:
Proceeds from sale of shares	3,893,293	3,971,913
Distributions reinvested	—	4,948,061
Cost of shares redeemed	(6,955,533)	(11,422,980)
Net decrease from capital share transactions	(3,062,240)	(2,503,006)
Net increase (decrease) in net assets	11,752,503	(9,597,114)

Net assets:
Beginning of period	64,418,239	74,015,353
End of period	$76,170,742	$64,418,239

Capital share activity:
Shares sold	87,645	120,097
Shares issued from reinvestment of distributions	—	161,070
Shares redeemed	(158,564)	(342,024)
Net decrease in shares	(70,919)	(60,857)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$37.30	$41.39	$36.18	$45.89	$46.02	$39.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.32	.32	.30	.05	.21
Net gain (loss) on investments (realized and unrealized)	8.58	(1.36)	7.62	(5.28)	1.58	9.76
Total from investment operations	8.69	(1.04)	7.94	(4.98)	1.63	9.97
Less distributions from:
Net investment income	—	(.37)	(.33)	(.16)	(.17)	(.05)
Net realized gains	—	(2.68)	(2.40)	(4.57)	(1.59)	(3.61)
Total distributions	—	(3.05)	(2.73)	(4.73)	(1.76)	(3.66)
Net asset value, end of period	$45.99	$37.30	$41.39	$36.18	$45.89	$46.02

Total Return[c]	23.30%	(0.97%)	22.58%	(12.66%)	3.70%	26.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,171	$64,418	$74,015	$68,349	$98,726	$106,304
Ratios to average net assets:
Net investment income (loss)	0.49%	0.97%	0.80%	0.68%	0.11%	0.52%
Total expenses[d]	1.21%	1.29%	1.29%	1.26%	1.23%	1.16%
Net expenses[e,f,g]	1.13%	1.14%	1.14%	1.14%	1.14%	1.16%
Portfolio turnover rate	17%	32%	54%	37%	32%	68%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expense may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
1.13%	1.13%	1.14%	1.14%	1.12%	1.16%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	—	0.00%*	—

*	Less than 0.01%.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES V (SMID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
Pioneer Natural Resources Co.	2.6%
Bunge Ltd.	2.2%
First Horizon Corp.	2.2%
Alleghany Corp.	2.0%
Parsons Corp.	2.0%
LKQ Corp.	1.8%
Voya Financial, Inc.	1.8%
Range Resources Corp.	1.6%
Physicians Realty Trust	1.6%
Infinera Corp.	1.5%
Top Ten Total	19.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series V (SMid Cap Value Series)	20.26%	53.04%	12.92%	9.97%
Russell 2500 Value Index	22.68%	63.23%	12.29%	10.93%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 99.3%

Financial - 22.9%
First Horizon Corp.	245,918	$4,249,463
Alleghany Corp.*	5,855	3,905,695
Voya Financial, Inc.	55,773	3,430,040
Physicians Realty Trust REIT	164,446	3,037,318
Alexandria Real Estate Equities, Inc. REIT	14,205	2,584,458
Axis Capital Holdings Ltd.	46,003	2,254,607
VICI Properties, Inc. REIT	70,712	2,193,486
Prosperity Bancshares, Inc.	26,579	1,908,372
BOK Financial Corp.	21,837	1,891,084
Radian Group, Inc.	81,944	1,823,254
Sun Communities, Inc. REIT	10,576	1,812,726
Hilltop Holdings, Inc.	48,143	1,752,405
Stifel Financial Corp.	26,146	1,695,829
KeyCorp	72,582	1,498,819
Apple Hospitality REIT, Inc.	82,613	1,260,674
Old Republic International Corp.	46,321	1,153,856
Medical Properties Trust, Inc. REIT	53,620	1,077,762
Heritage Insurance Holdings, Inc.	124,542	1,068,570
Park Hotels & Resorts, Inc. REIT*	50,975	1,050,595
STAG Industrial, Inc. REIT	27,704	1,036,961
Heartland Financial USA, Inc.	21,485	1,009,580
Zions Bancorp North America	18,375	971,303
Unum Group	33,388	948,219
Gaming and Leisure Properties, Inc. REIT	19,571	906,724
Total Financial		44,521,800

Industrial - 18.7%
Jacobs Engineering Group, Inc.	19,651	2,621,836
Kirby Corp.*	38,649	2,343,675
Johnson Controls International plc	32,961	2,262,114
Graphic Packaging Holding Co.	119,885	2,174,714
Rexnord Corp.	42,569	2,130,153
Altra Industrial Motion Corp.	32,424	2,108,208
Plexus Corp.*	21,533	1,968,331
Knight-Swift Transportation Holdings, Inc.	42,599	1,936,551
Valmont Industries, Inc.	7,997	1,887,692
PGT Innovations, Inc.*	79,587	1,848,806
Colfax Corp.*	39,965	1,830,797
EnerSys	18,562	1,814,064
Energizer Holdings, Inc.	40,672	1,748,083
Terex Corp.	31,725	1,510,744
Owens Corning	14,008	1,371,383
Curtiss-Wright Corp.	10,964	1,302,085
Kennametal, Inc.	28,392	1,019,841
Littelfuse, Inc.	3,990	1,016,612
II-VI, Inc.*	13,730	996,661
GATX Corp.	10,780	953,706
Park Aerospace Corp.	63,025	939,073
Howmet Aerospace, Inc.*	16,386	564,825
Total Industrial		36,349,954

Consumer, Cyclical - 17.3%
LKQ Corp.*	72,822	3,584,299
Kohl’s Corp.	41,202	2,270,642
MSC Industrial Direct Company, Inc. — Class A	22,407	2,010,580
PVH Corp.*	18,398	1,979,441
KAR Auction Services, Inc.*	112,121	1,967,723
Alaska Air Group, Inc.*	32,117	1,936,976
Penske Automotive Group, Inc.	24,295	1,834,030
Abercrombie & Fitch Co. — Class A*	37,831	1,756,493
Ralph Lauren Corp. — Class A	13,536	1,594,676
Dick’s Sporting Goods, Inc.	15,861	1,589,114
Avient Corp.	30,730	1,510,687
Urban Outfitters, Inc.*	32,119	1,323,945
Methode Electronics, Inc.	26,885	1,323,011
Lear Corp.	7,479	1,310,919
Skechers USA, Inc. — Class A*	23,767	1,184,310
DR Horton, Inc.	12,860	1,162,158
Zumiez, Inc.*	22,656	1,109,917
Movado Group, Inc.	34,347	1,080,900
Big Lots, Inc.	14,858	980,777
Dana, Inc.	38,966	925,832
Lakeland Industries, Inc.*	35,963	803,054
La-Z-Boy, Inc.	13,202	489,002
Total Consumer, Cyclical		33,728,486

Consumer, Non-cyclical - 11.0%
Bunge Ltd.	54,912	4,291,373
Encompass Health Corp.	31,114	2,427,825
Central Garden & Pet Co. — Class A*	43,114	2,082,406
Sabre Corp.*	153,048	1,910,039
US Foods Holding Corp.*	45,191	1,733,527
Integer Holdings Corp.*	17,381	1,637,290
Ingredion, Inc.	16,839	1,523,930
Emergent BioSolutions, Inc.*	22,794	1,435,794
Tyson Foods, Inc. — Class A	18,994	1,400,997
J M Smucker Co.	8,196	1,061,956
Pacira BioSciences, Inc.*	15,959	968,392
Henry Schein, Inc.*	12,473	925,372
Total Consumer, Non-cyclical		21,398,901

Technology - 7.8%
Parsons Corp.*	97,262	3,828,232
Evolent Health, Inc. — Class A*	129,629	2,737,765
DXC Technology Co.*	61,893	2,410,114
Science Applications International Corp.	23,262	2,040,775
Leidos Holdings, Inc.	19,309	1,952,140
Skyworks Solutions, Inc.	6,098	1,169,291
Qorvo, Inc.*	5,812	1,137,118
Total Technology		15,275,435

Basic Materials - 7.2%
Huntsman Corp.	95,151	2,523,405
Ashland Global Holdings, Inc.	27,027	2,364,863
Westlake Chemical Corp.	25,390	2,287,385
Commercial Metals Co.	59,376	1,824,031
Element Solutions, Inc.	67,298	1,573,427
Reliance Steel & Aluminum Co.	9,765	1,473,538
Kraton Corp.*	29,931	966,472

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
Nucor Corp.	9,527	$913,925
Total Basic Materials		13,927,046

Energy - 5.6%
Pioneer Natural Resources Co.	30,929	5,026,581
Range Resources Corp.*	184,618	3,094,198
Patterson-UTI Energy, Inc.	284,964	2,832,542
HydroGen Corp.*,†††,1	672,346	1
Total Energy		10,953,322

Communications - 5.1%
Infinera Corp.*	285,587	2,912,987
Viavi Solutions, Inc.*	121,514	2,145,937
TEGNA, Inc.	104,531	1,961,002
Ciena Corp.*	25,828	1,469,355
FireEye, Inc.*	69,983	1,415,056
Total Communications		9,904,337

Utilities - 3.7%
Black Hills Corp.	23,547	1,545,390
Pinnacle West Capital Corp.	18,086	1,482,509
Avista Corp.	33,993	1,450,481
Southwest Gas Holdings, Inc.	21,495	1,422,754
Spire, Inc.	17,968	1,298,548
Total Utilities		7,199,682

Total Common Stocks
(Cost $151,984,622)		193,258,963

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	187,270
Total Rights
(Cost $—)		187,270

MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	629,195	629,195
Total Money Market Fund
(Cost $629,195)		629,195

Total Investments - 99.7%
(Cost $152,908,255)		$194,075,518
Other Assets & Liabilities, net - 0.3%		584,199
Total Net Assets - 100.0%		$194,659,717

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7-day yield as of June 30, 2021.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$193,258,962	$—	$1	$193,258,963
Convertible Preferred Stocks	—	—	90	90
Rights	187,270	—	—	187,270
Money Market Fund	629,195	—	—	629,195
Total Assets	$194,075,427	$—	$91	$194,075,518

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES V (SMID CAP VALUE SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21
Common Stock
HydroGen Corp.*	$1	$—	$—	$—	$—	$1	672,346

*	Non-income producing security.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (SMID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $150,336,680)	$194,075,517
Investments in affiliated issuers, at value (cost $2,571,575)	1
Prepaid expenses	1,256
Receivables:
Securities sold	1,442,842
Dividends	264,850
Fund shares sold	60,494
Interest	2
Total assets	195,844,962

Liabilities:
Payable for:
Securities purchased	969,801
Management fees	85,736
Distribution and service fees	40,814
Fund shares redeemed	25,172
Fund accounting/administration fees	12,143
Trustees’ fees*	3,435
Transfer agent/maintenance fees	3,192
Miscellaneous	44,952
Total liabilities	1,185,245
Commitments and contingent liabilities (Note 12)	—
Net assets	$194,659,717

Net assets consist of:
Paid in capital	$136,091,589
Total distributable earnings (loss)	58,568,128
Net assets	$194,659,717
Capital shares outstanding	2,369,550
Net asset value per share	$82.15

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$1,496,615
Interest	114
Total investment income	1,496,729

Expenses:
Management fees	716,107
Distribution and service fees	238,702
Transfer agent/maintenance fees	12,462
Fund accounting/administration fees	67,542
Professional fees	21,392
Trustees’ fees*	10,679
Custodian fees	4,257
Line of credit fees	3,827
Miscellaneous	7,839
Total expenses	1,082,807
Less:
Expenses waived by Adviser	(223,227)
Net expenses	859,580
Net investment income	637,149

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	16,773,359
Net realized gain	16,773,359
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	16,989,349
Net change in unrealized appreciation (depreciation)	16,989,349
Net realized and unrealized gain	33,762,708
Net increase in net assets resulting from operations	$34,399,857

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SERIES V (SMID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$637,149	$3,240,442
Net realized gain (loss) on investments	16,773,359	(3,032,217)
Net change in unrealized appreciation (depreciation) on investments	16,989,349	2,945,264
Net increase in net assets resulting from operations	34,399,857	3,153,489

Distributions to shareholders	—	(8,192,481)

Capital share transactions:
Proceeds from sale of shares	3,914,296	3,673,402
Distributions reinvested	—	8,192,481
Cost of shares redeemed	(16,094,611)	(29,593,956)
Net decrease from capital share transactions	(12,180,315)	(17,728,073)
Net increase (decrease) in net assets	22,219,542	(22,767,065)

Net assets:
Beginning of period	172,440,175	195,207,240
End of period	$194,659,717	$172,440,175

Capital share activity:
Shares sold	49,110	65,752
Shares issued from reinvestment of distributions	—	145,257
Shares redeemed	(203,819)	(508,289)
Net decrease in shares	(154,709)	(297,280)

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (SMID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$68.31	$69.18	$61.70	$82.36	$74.35	$65.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	1.21	.68	.53	(.16)	.99
Net gain (loss) on investments (realized and unrealized)	13.58	1.10 [f]	15.01	(9.07)	10.16	15.50
Total from investment operations	13.84	2.31	15.69	(8.54)	10.00	16.49
Less distributions from:
Net investment income	—	(.77)	(.64)	(.49)	(.52)	(.68)
Net realized gains	—	(2.41)	(7.57)	(11.63)	(1.47)	(7.20)
Total distributions	—	(3.18)	(8.21)	(12.12)	(1.99)	(7.88)
Net asset value, end of period	$82.15	$68.31	$69.18	$61.70	$82.36	$74.35

Total Return[c]	20.26%	4.30%	26.70%	(12.97%)	13.71%	26.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194,660	$172,440	$195,207	$176,113	$242,217	$248,062
Ratios to average net assets:
Net investment income (loss)	0.67%	2.05%	1.01%	0.68%	(0.21%)	1.46%
Total expenses	1.13%	1.22%	1.19%	1.19%	1.10%	0.93%
Net expenses[d,e]	0.90%	0.90%	0.91%	0.91%	0.91%	0.93%
Portfolio turnover rate	21%	38%	41%	65%	54%	60%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.90%	0.90%	0.91%	0.91%	0.89%	0.93%

[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	21.8%
Guggenheim Strategy Fund III	19.8%
Guggenheim Variable Insurance Strategy Fund III	19.8%
Guggenheim Strategy Fund II	16.6%
Viavi Solutions, Inc.	0.3%
Power Integrations, Inc.	0.2%
Advanced Energy Industries, Inc.	0.2%
Hillenbrand, Inc.	0.2%
CSG Systems International, Inc.	0.2%
Axos Financial, Inc.	0.2%
Top Ten Total	79.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series X (StylePlus—Small Growth Series)	10.26%	53.96%	18.09%	13.12%
Russell 2000 Growth Index	8.98%	51.36%	18.76%	13.52%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

112 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 16.4%

Technology - 3.9%
Power Integrations, Inc.	1,135	$93,138
CSG Systems International, Inc.	1,699	80,159
Rambus, Inc.*	3,295	78,125
Progress Software Corp.	1,663	76,914
FormFactor, Inc.*	1,996	72,774
Diodes, Inc.*	856	68,283
ExlService Holdings, Inc.*	592	62,906
Kulicke & Soffa Industries, Inc.	1,005	61,506
Onto Innovation, Inc.*	811	59,235
SPS Commerce, Inc.*	590	58,912
MicroStrategy, Inc. — Class A*	80	53,160
LivePerson, Inc.*	798	50,466
MaxLinear, Inc. — Class A*	1,110	47,164
Computer Programs & Systems, Inc.	1,380	45,857
CEVA, Inc.*	944	44,651
Synaptics, Inc.*	281	43,718
Cirrus Logic, Inc.*	498	42,390
Xperi Holding Corp.	1,881	41,833
CTS Corp.	1,048	38,944
TTEC Holdings, Inc.	355	36,597
Allscripts Healthcare Solutions, Inc.*	1,917	35,484
Axcelis Technologies, Inc.*	865	34,963
Photronics, Inc.*	2,472	32,655
Ultra Clean Holdings, Inc.*	606	32,554
NextGen Healthcare, Inc.*	1,916	31,787
8x8, Inc.*	1,116	30,980
Agilysys, Inc.*	544	30,937
Lumentum Holdings, Inc.*	368	30,187
Veeco Instruments, Inc.*	1,255	30,170
Simulations Plus, Inc.	486	26,686
DSP Group, Inc.*	1,667	24,672
Digi International, Inc.*	1,049	21,095
CDK Global, Inc.	417	20,721
Qualys, Inc.*	193	19,433
Total Technology		1,559,056

Consumer, Non-cyclical - 3.4%
Ensign Group, Inc.	910	78,870
Alarm.com Holdings, Inc.*	806	68,268
EVERTEC, Inc.	1,509	65,868
Select Medical Holdings Corp.	1,333	56,332
Innoviva, Inc.*	4,192	56,215
Omnicell, Inc.*	367	55,582
Eagle Pharmaceuticals, Inc.*	1,282	54,870
Coherus Biosciences, Inc.*	3,724	51,503
Vanda Pharmaceuticals, Inc.*	2,231	47,989
Corcept Therapeutics, Inc.*	2,129	46,838
Fulgent Genetics, Inc.*	491	45,285
Chemed Corp.	90	42,705
Supernus Pharmaceuticals, Inc.*	1,368	42,121
Vector Group Ltd.	2,929	41,416
Surmodics, Inc.*	741	40,200
Xencor, Inc.*	1,157	39,905
Medifast, Inc.	140	39,617
Pacira BioSciences, Inc.*	627	38,046
CorVel Corp.*	275	36,933
Rent-A-Center, Inc.	672	35,663
US Physical Therapy, Inc.	289	33,486
Collegium Pharmaceutical, Inc.*	1,380	32,623
Meridian Bioscience, Inc.*	1,428	31,673
United Therapeutics Corp.*	165	29,603
Owens & Minor, Inc.	691	29,250
NeoGenomics, Inc.*	640	28,909
Enanta Pharmaceuticals, Inc.*	655	28,826
RadNet, Inc.*	788	26,548
ModivCare, Inc.*	156	26,531
Community Health Systems, Inc.*	1,705	26,325
Tivity Health, Inc.*	990	26,047
Halozyme Therapeutics, Inc.*	510	23,159
Perdoceo Education Corp.*	1,696	20,810
Cara Therapeutics, Inc.*	1,420	20,263
Exelixis, Inc.*	1,037	18,894
Total Consumer, Non-cyclical		1,387,173

Industrial - 3.1%
Advanced Energy Industries, Inc.	767	86,449
Hillenbrand, Inc.	1,936	85,339
Mueller Industries, Inc.	1,737	75,229
OSI Systems, Inc.*	693	70,437
UFP Industries, Inc.	891	66,237
Alamo Group, Inc.	407	62,141
Chart Industries, Inc.*	416	60,869
Comfort Systems USA, Inc.	740	58,304
Eagle Materials, Inc.	397	56,418
Applied Industrial Technologies, Inc.	555	50,538
Sturm Ruger & Company, Inc.	538	48,409
Albany International Corp. — Class A	542	48,379
Tennant Co.	591	47,191
John Bean Technologies Corp.	314	44,783
MYR Group, Inc.*	489	44,460
Badger Meter, Inc.	420	41,210
Matson, Inc.	633	40,512
Patrick Industries, Inc.	500	36,500
Proto Labs, Inc.*	372	34,150
AeroVironment, Inc.*	338	33,851
Insteel Industries, Inc.	1,012	32,536
Louisiana-Pacific Corp.	491	29,602
Timken Co.	353	28,448
American Woodmark Corp.*	275	22,465
Saia, Inc.*	96	20,111
Dorian LPG Ltd.*	1,392	19,655
Total Industrial		1,244,223

Financial - 2.3%
Axos Financial, Inc.*	1,715	79,559
Walker & Dunlop, Inc.	578	60,331
NMI Holdings, Inc. — Class A*	2,387	53,660
Brighthouse Financial, Inc.*	1,141	51,961
Piper Sandler Cos.	383	49,621
ServisFirst Bancshares, Inc.	707	48,062
Hilltop Holdings, Inc.	1,262	45,937

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
Umpqua Holdings Corp.	2,474	$45,645
Interactive Brokers Group, Inc. — Class A	684	44,959
Virtus Investment Partners, Inc.	154	42,777
Innovative Industrial Properties, Inc. REIT	223	42,597
Great Western Bancorp, Inc.	1,157	37,938
Federated Hermes, Inc. — Class B	993	33,673
PacWest Bancorp	792	32,599
AMERISAFE, Inc.	535	31,934
Mr Cooper Group, Inc.*	955	31,572
Meta Financial Group, Inc.	606	30,682
PRA Group, Inc.*	776	29,853
Evercore, Inc. — Class A	209	29,421
Essent Group Ltd.	574	25,801
HCI Group, Inc.	222	22,074
World Acceptance Corp.*	123	19,709
Essential Properties Realty Trust, Inc. REIT	698	18,874
Agree Realty Corp. REIT	185	13,041
Total Financial		922,280

Consumer, Cyclical - 2.2%
Meritage Homes Corp.*	740	69,619
LGI Homes, Inc.*	413	66,881
Vista Outdoor, Inc.*	1,297	60,025
Sleep Number Corp.*	527	57,944
Century Communities, Inc.	798	53,099
iRobot Corp.*	507	47,349
Methode Electronics, Inc.	928	45,667
Big Lots, Inc.	681	44,953
Installed Building Products, Inc.	356	43,560
Dorman Products, Inc.*	404	41,883
LCI Industries	310	40,740
MarineMax, Inc.*	775	37,773
Tupperware Brands Corp.*	1,499	35,601
Kontoor Brands, Inc.	557	31,420
Gentherm, Inc.*	439	31,191
Winnebago Industries, Inc.	410	27,864
Brunswick Corp.	245	24,407
Polaris, Inc.	153	20,955
Haverty Furniture Companies, Inc.	482	20,610
PetMed Express, Inc.	646	20,575
Universal Electronics, Inc.*	406	19,691
Jack in the Box, Inc.	168	18,722
Shake Shack, Inc. — Class A*	133	14,234
MDC Holdings, Inc.	1	41
Total Consumer, Cyclical		874,804

Communications - 0.9%
Viavi Solutions, Inc.*	6,856	121,077
Stamps.com, Inc.*	298	59,686
HealthStream, Inc.*	2,067	57,752
Shutterstock, Inc.	376	36,912
Extreme Networks, Inc.*	2,899	32,353
Plantronics, Inc.*	553	23,077
Shenandoah Telecommunications Co.	456	22,120
Vonage Holdings Corp.*	907	13,070
Total Communications		366,047

Basic Materials - 0.4%
Ingevity Corp.*	623	50,687
Rogers Corp.*	173	34,739
NewMarket Corp.	83	26,724
Valvoline, Inc.	791	25,676
Balchem Corp.	101	13,257
Total Basic Materials		151,083

Energy - 0.2%
Renewable Energy Group, Inc.*	660	41,144
Antero Midstream Corp.	1,889	19,627
Equitrans Midstream Corp.	2,079	17,692
Total Energy		78,463

Total Common Stocks
(Cost $5,772,629)		6,583,129

MUTUAL FUNDS† - 78.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	879,256	8,766,186
Guggenheim Strategy Fund III[1]	316,471	7,962,410
Guggenheim Variable Insurance Strategy Fund III[1]	316,818	7,942,636
Guggenheim Strategy Fund II1	266,339	6,655,818
Total Mutual Funds
(Cost $31,207,154)		31,327,050

MONEY MARKET FUND† - 5.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	2,169,280	2,169,280
Total Money Market Fund
(Cost $2,169,280)		2,169,280

Total Investments - 99.8%
(Cost $39,149,063)		$40,079,459
Other Assets & Liabilities, net - 0.2%		61,234
Total Net Assets - 100.0%		$40,140,693

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	4	Sep 2021	$461,160	$(2,063)
S&P MidCap 400 Index Mini Futures Contracts	2	Sep 2021	538,140	(5,817)
			$999,300	$(7,880)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	0.25% (3 Month USD LIBOR + 0.05%)	At Maturity	10/05/21	20,654	$32,696,893	$497,534

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,583,129	$—	$—	$6,583,129
Mutual Funds	31,327,050	—	—	31,327,050
Money Market Fund	2,169,280	—	—	2,169,280
Equity Index Swap Agreements**	—	497,534	—	497,534
Total Assets	$40,079,459	$497,534	$—	$40,576,993

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$7,880	$—	$—	$7,880

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,236,714	$2,415,116	$—	$—	$3,988	$6,655,818	266,339	$42,531
Guggenheim Strategy Fund III	7,881,769	61,810	—	—	18,831	7,962,410	316,471	62,716
Guggenheim Ultra Short Duration Fund — Institutional Class	10,787,486	5,578,089	(7,586,956)	60,242	(72,675)	8,766,186	879,256	45,687
Guggenheim Variable Insurance Strategy Fund III	7,870,976	62,252	—	—	9,408	7,942,636	316,818	63,097
	$30,776,945	$8,117,267	$(7,586,956)	$60,242	$(40,448)	$31,327,050		$214,031

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $7,941,909)	$8,752,409
Investments in affiliated issuers, at value (cost $31,207,154)	31,327,050
Cash	2,390
Segregated cash with broker	53,000
Unrealized appreciation on OTC swap agreements	497,534
Prepaid expenses	261
Receivables:
Dividends	37,342
Swap settlement	13,955
Fund shares sold	77
Interest	6
Total assets	40,684,024

Liabilities:
Segregated cash due to broker	450,000
Payable for:
Securities purchased	35,520
Management fees	11,971
Distribution and service fees	8,085
Fund accounting/administration fees	3,565
Transfer agent/maintenance fees	2,275
Variation margin on futures contracts	1,900
Trustees’ fees*	1,780
Fund shares redeemed	992
Miscellaneous	27,243
Total liabilities	543,331
Commitments and contingent liabilities (Note 12)	—
Net assets	$40,140,693

Net assets consist of:
Paid in capital	$26,779,937
Total distributable earnings (loss)	13,360,756
Net assets	$40,140,693
Capital shares outstanding	810,658
Net asset value per share	$49.52

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$19,238
Dividends from securities of affiliated issuers	214,031
Interest	72
Total investment income	233,341

Expenses:
Management fees	148,505
Distribution and service fees	49,502
Transfer agent/maintenance fees	12,479
Fund accounting/administration fees	17,359
Professional fees	16,568
Custodian fees	10,829
Trustees’ fees*	8,822
Prime broker interest expense	4,363
Line of credit fees	773
Miscellaneous	4,443
Total expenses	273,643
Less:
Expenses waived by Adviser	(72,325)
Net expenses	201,318
Net investment income	32,023

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,076,548
Investments in affiliated issuers	60,242
Swap agreements	9,241,297
Futures contracts	143,447
Net realized gain	10,521,534
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(138,569)
Investments in affiliated issuers	(40,448)
Swap agreements	(6,486,004)
Futures contracts	(11,887)
Net change in unrealized appreciation (depreciation)	(6,676,908)
Net realized and unrealized gain	3,844,626
Net increase in net assets resulting from operations	$3,876,649

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$32,023	$149,056
Net realized gain on investments	10,521,534	4,165,403
Net change in unrealized appreciation (depreciation) on investments	(6,676,908)	4,700,737
Net increase in net assets resulting from operations	3,876,649	9,015,196

Distributions to shareholders	—	(390,463)

Capital share transactions:
Proceeds from sale of shares	683,041	951,691
Distributions reinvested	—	390,463
Cost of shares redeemed	(2,407,828)	(5,013,878)
Net decrease from capital share transactions	(1,724,787)	(3,671,724)
Net increase in net assets	2,151,862	4,953,009

Net assets:
Beginning of period	37,988,831	33,035,822
End of period	$40,140,693	$37,988,831

Capital share activity:
Shares sold	14,105	29,544
Shares issued from reinvestment of distributions	—	11,666
Shares redeemed	(49,331)	(152,191)
Net decrease in shares	(35,226)	(110,981)

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$44.91	$34.53	$30.87	$40.19	$33.08	$31.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.17	.42	.56	.36	.25
Net gain (loss) on investments (realized and unrealized)	4.57	10.65	7.28	(3.33)	7.02	3.74
Total from investment operations	4.61	10.82	7.70	(2.77)	7.38	3.99
Less distributions from:
Net investment income	—	(.44)	(.22)	(.43)	(.27)	(.13)
Net realized gains	—	—	(3.82)	(6.12)	—	(1.81)
Total distributions	—	(.44)	(4.04)	(6.55)	(.27)	(1.94)
Net asset value, end of period	$49.52	$44.91	$34.53	$30.87	$40.19	$33.08

Total Return[c]	10.26%	31.82%	25.68%	(10.30%)	22.38%	13.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,141	$37,989	$33,036	$28,644	$39,560	$34,216
Ratios to average net assets:
Net investment income (loss)	0.16%	0.49%	1.24%	1.42%	0.99%	0.83%
Total expenses[d]	1.36%	1.50%	1.62%	1.47%	1.37%	1.23%
Net expenses[e,f]	0.99%	1.02%	1.11%	1.12%	1.10%	1.23%
Portfolio turnover rate	36%	86%	59%	65%	50%	76%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.99%	1.01%	1.03%	1.06%	1.09%	1.23%

[f]	The portion of the ratios of net expenses to average net assets attributable to recoupment of prior fee reductions or expenses reimbursements for the periods presented was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	0.00%*	—	—

*	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	22.0%
Guggenheim Variable Insurance Strategy Fund III	21.8%
Guggenheim Strategy Fund III	19.8%
Guggenheim Strategy Fund II	13.4%
Apple, Inc.	2.0%
Microsoft Corp.	1.7%
Alphabet, Inc. — Class C	1.2%
Amazon.com, Inc.	1.1%
Facebook, Inc. — Class A	0.7%
QUALCOMM, Inc.	0.3%
Top Ten Total	84.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series Y (StylePlus—Large Growth Series)	13.38%	44.37%	22.90%	16.37%
Russell 1000 Growth Index	12.99%	42.50%	23.66%	17.87%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

120 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 16.9%

Technology - 6.4%
Apple, Inc.	7,987	$1,093,899
Microsoft Corp.	3,336	903,722
QUALCOMM, Inc.	1,131	161,654
NVIDIA Corp.	200	160,020
Broadcom, Inc.	281	133,992
Oracle Corp.	1,567	121,975
Lam Research Corp.	165	107,366
Teradyne, Inc.	769	103,015
KLA Corp.	294	95,318
Cognizant Technology Solutions Corp. — Class A	1,364	94,471
Cerner Corp.	1,145	89,493
Qorvo, Inc.*	439	85,890
Citrix Systems, Inc.	704	82,558
Microchip Technology, Inc.	551	82,507
Adobe, Inc.*	104	60,907
Advanced Micro Devices, Inc.*	580	54,479
salesforce.com, Inc.*	109	26,626
Total Technology		3,457,892

Communications - 3.7%
Alphabet, Inc. — Class C*	255	639,112
Amazon.com, Inc.*	175	602,028
Facebook, Inc. — Class A*	1,037	360,575
Motorola Solutions, Inc.	449	97,366
Arista Networks, Inc.*	263	95,287
Corning, Inc.	2,009	82,168
F5 Networks, Inc.*	374	69,811
Netflix, Inc.*	72	38,031
Total Communications		1,984,378

Consumer, Non-cyclical - 3.1%
AbbVie, Inc.	1,139	128,297
Merck & Company, Inc.	1,596	124,121
Bristol-Myers Squibb Co.	1,711	114,329
Amgen, Inc.	457	111,394
Regeneron Pharmaceuticals, Inc.*	197	110,032
Humana, Inc.	240	106,253
United Rentals, Inc.*	325	103,678
PayPal Holdings, Inc.*	348	101,435
PerkinElmer, Inc.	652	100,675
Bio-Rad Laboratories, Inc. — Class A*	155	99,865
Vertex Pharmaceuticals, Inc.*	485	97,791
DaVita, Inc.*	755	90,925
Hologic, Inc.*	1,356	90,472
Incyte Corp.*	958	80,596
S&P Global, Inc.	113	46,381
McKesson Corp.	224	42,838
Biogen, Inc.*	89	30,818
UnitedHealth Group, Inc.	65	26,028
Johnson & Johnson	157	25,864
Thermo Fisher Scientific, Inc.	37	18,666
Organon & Co.*	1	27
Total Consumer, Non-cyclical		1,650,485

Consumer, Cyclical - 1.9%
Tesla, Inc.*	221	150,214
Lowe’s Companies, Inc.	623	120,843
O’Reilly Automotive, Inc.*	189	107,014
AutoZone, Inc.*	69	102,963
Target Corp.	413	99,839
PulteGroup, Inc.	1,695	92,496
Cummins, Inc.	379	92,404
Yum! Brands, Inc.	801	92,139
Best Buy Company, Inc.	682	78,416
Home Depot, Inc.	213	67,924
Total Consumer, Cyclical		1,004,252

Industrial - 0.9%
Deere & Co.	374	131,914
Parker-Hannifin Corp.	322	98,889
Keysight Technologies, Inc.*	640	98,822
Masco Corp.	1,558	91,782
Sealed Air Corp.	1,260	74,655
Total Industrial		496,062

Financial - 0.7%
Progressive Corp.	1,119	109,897
SVB Financial Group*	167	92,924
Cboe Global Markets, Inc.	723	86,073
Visa, Inc. — Class A	262	61,261
Mastercard, Inc. — Class A	96	35,048
Total Financial		385,203

Utilities - 0.2%
AES Corp.	3,583	93,409

Total Common Stocks
(Cost $7,042,616)		9,071,681

MUTUAL FUNDS† - 77.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,187,000	11,834,391
Guggenheim Variable Insurance Strategy Fund III[1]	466,978	11,707,146
Guggenheim Strategy Fund III[1]	422,943	10,641,245
Guggenheim Strategy Fund II1	287,690	7,189,372
Total Mutual Funds
(Cost $41,186,503)		41,372,154

MONEY MARKET FUND† - 5.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	3,193,837	3,193,837
Total Money Market Fund
(Cost $3,193,837)		3,193,837

Total Investments - 99.8%
(Cost $51,422,956)		$53,637,672
Other Assets & Liabilities, net - 0.2%		94,704
Total Net Assets - 100.0%		$53,732,376

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	5	Sep 2021	$1,071,625	$12,458
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2021	290,870	10,435
			$1,362,495	$22,893

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	0.42% (3 Month USD LIBOR + 0.22%)	At Maturity	10/05/21	15,979	$43,662,506	$3,263,583

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,071,681	$—	$—	$9,071,681
Mutual Funds	41,372,154	—	—	41,372,154
Money Market Fund	3,193,837	—	—	3,193,837
Equity Futures Contracts**	22,893	—	—	22,893
Equity Index Swap Agreements**	—	3,263,583	—	3,263,583
Total Assets	$53,660,565	$3,263,583	$—	$56,924,148

**	This derivative is reported as unrealized appreciation/depreciation at period end.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,132,904	$47,906	$—	$—	$8,562	$7,189,372	287,690	$48,601
Guggenheim Strategy Fund III	10,533,474	82,605	—	—	25,166	10,641,245	422,943	83,814
Guggenheim Ultra Short Duration Fund — Institutional Class	9,026,315	6,428,283	(3,610,976)	53,051	(62,282)	11,834,391	1,187,000	47,786
Guggenheim Variable Insurance Strategy Fund III	11,601,522	91,757	—	—	13,867	11,707,146	466,978	93,002
	$38,294,215	$6,650,551	$(3,610,976)	$53,051	$(14,687)	$41,372,154		$273,203

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $10,236,453)	$12,265,518
Investments in affiliated issuers, at value (cost $41,186,503)	41,372,154
Segregated cash with broker	71,000
Unrealized appreciation on OTC swap agreements	3,263,583
Prepaid expenses	383
Receivables:
Dividends	50,263
Swap settlement	38,847
Fund shares sold	8,396
Variation margin on futures contracts	2,145
Interest	10
Total assets	57,072,299

Liabilities:
Segregated cash due to broker	3,180,000
Payable for:
Securities purchased	46,391
Fund shares redeemed	46,327
Management fees	14,923
Distribution and service fees	10,703
Fund accounting/administration fees	4,251
Transfer agent/maintenance fees	2,267
Trustees’ fees*	1,021
Miscellaneous	34,040
Total liabilities	3,339,923
Commitments and contingent liabilities (Note 12)	—
Net assets	$53,732,376

Net assets consist of:
Paid in capital	$30,001,360
Total distributable earnings (loss)	23,731,016
Net assets	$53,732,376
Capital shares outstanding	1,837,904
Net asset value per share	$29.24

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$42,902
Dividends from securities of affiliated issuers	273,203
Interest	107
Total investment income	316,212

Expenses:
Management fees	162,958
Distribution and service fees	62,676
Transfer agent/maintenance fees	12,426
Fund accounting/administration fees	20,841
Professional fees	17,831
Trustees’ fees*	8,853
Custodian fees	7,400
Interest expense	1,896
Line of credit fees	1,046
Miscellaneous	2,361
Total expenses	298,288
Less:
Expenses waived by Adviser	(78,312)
Net expenses	219,976
Net investment income	96,236

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	906,578
Investments in affiliated issuers	53,051
Swap agreements	6,153,919
Futures contracts	92,000
Net realized gain	7,205,548
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	283,376
Investments in affiliated issuers	(14,687)
Swap agreements	(1,134,553)
Futures contracts	14,837
Net change in unrealized appreciation (depreciation)	(851,027)
Net realized and unrealized gain	6,354,521
Net increase in net assets resulting from operations	$6,450,757

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$96,236	$310,704
Net realized gain on investments	7,205,548	12,023,032
Net change in unrealized appreciation (depreciation) on investments	(851,027)	1,790,062
Net increase in net assets resulting from operations	6,450,757	14,123,798

Distributions to shareholders	—	(2,463,223)

Capital share transactions:
Proceeds from sale of shares	1,771,536	5,759,960
Distributions reinvested	—	2,463,223
Cost of shares redeemed	(3,967,419)	(10,593,308)
Net decrease from capital share transactions	(2,195,883)	(2,370,125)
Net increase in net assets	4,254,874	9,290,450

Net assets:
Beginning of period	49,477,502	40,187,052
End of period	$53,732,376	$49,477,502

Capital share activity:
Shares sold	66,490	280,129
Shares issued from reinvestment of distributions	—	116,354
Shares redeemed	(147,195)	(504,964)
Net decrease in shares	(80,705)	(108,481)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$25.79	$19.82	$16.47	$20.30	$15.75	$15.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.16	.28	.34	.25	.17
Net gain (loss) on investments (realized and unrealized)	3.40	7.07	5.13	(.63)	4.48	1.13
Total from investment operations	3.45	7.23	5.41	(.29)	4.73	1.30
Less distributions from:
Net investment income	—	(.28)	(.38)	(.34)	(.18)	(.08)
Net realized gains	—	(.98)	(1.68)	(3.20)	—	(.58)
Total distributions	—	(1.26)	(2.06)	(3.54)	(.18)	(.66)
Net asset value, end of period	$29.24	$25.79	$19.82	$16.47	$20.30	$15.75

Total Return[c]	13.38%	37.87%	33.92%	(3.68%)	30.11%	8.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,732	$49,478	$40,187	$31,737	$48,173	$38,565
Ratios to average net assets:
Net investment income (loss)	0.38%	0.73%	1.51%	1.70%	1.36%	1.14%
Total expenses[d]	1.18%	1.29%	1.44%	1.38%	1.20%	1.04%
Net expenses[e,f,g]	0.87%	0.88%	0.97%	1.02%	0.97%	1.04%
Portfolio turnover rate	19%	66%	47%	59%	43%	42%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
0.87%	0.88%	0.90%	0.93%	0.97%	1.04%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions of expense reimbursements for the periods presented was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	0.00%*	—	—	—

*	Less than 0.01%.

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2021

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings (% of Total Net Assets)
Toro Co.	1.1%
Merck & Company, Inc.	1.1%
CSG Systems International, Inc.	1.1%
AutoZone, Inc.	1.1%
Alphabet, Inc. — Class C	1.0%
VeriSign, Inc.	1.0%
Gilead Sciences, Inc.	1.0%
Verizon Communications, Inc.	1.0%
Johnson & Johnson	1.0%
Berkshire Hathaway, Inc. — Class B	1.0%
Top Ten Total	10.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2021

	6 Month‡	1 Year	5 Year	10 Year
Series Z (Alpha Opportunity Series)	6.27%	11.04%	1.49%	4.79%
Morningstar Long/Short Equity Category Average	8.95%	20.04%	5.95%	4.55%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.09%	1.17%	0.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
COMMON STOCKS† - 103.7%

Financial - 22.0%
Berkshire Hathaway, Inc. — Class B*,1	160	$44,467
Hanover Insurance Group, Inc.	277	37,572
Aflac, Inc.[1]	666	35,738
Highwoods Properties, Inc. REIT[1]	779	35,187
Synchrony Financial	724	35,129
Allstate Corp.[1]	266	34,697
Raymond James Financial, Inc.	264	34,294
Mercury General Corp.	526	34,164
Old Republic International Corp.	1,253	31,212
Safety Insurance Group, Inc.	386	30,216
Brandywine Realty Trust REIT[1]	2,168	29,723
Healthcare Realty Trust, Inc. REIT	940	28,388
Discover Financial Services	212	25,078
Progressive Corp.	247	24,258
Jefferies Financial Group, Inc.	704	24,077
Enstar Group Ltd.*	93	22,220
Markel Corp.*	18	21,361
Evercore, Inc. — Class A	151	21,256
Everest Re Group Ltd.	84	21,169
Travelers Companies, Inc.[1]	139	20,810
Associated Banc-Corp.	1,011	20,705
Arch Capital Group Ltd.*	526	20,482
Brighthouse Financial, Inc.*	447	20,356
Essent Group Ltd.	423	19,014
Houlihan Lokey, Inc.	229	18,730
Federated Hermes, Inc. — Class B	552	18,718
Interactive Brokers Group, Inc. — Class A	281	18,470
AMERISAFE, Inc.	306	18,265
Capital One Financial Corp.	118	18,253
Marsh & McLennan Companies, Inc.	127	17,866
Cboe Global Markets, Inc.	149	17,738
Janus Henderson Group plc	431	16,727
BankUnited, Inc.	378	16,137
RenaissanceRe Holdings Ltd.	106	15,775
Radian Group, Inc.	696	15,486
Affiliated Managers Group, Inc.	100	15,421
SEI Investments Co.	244	15,121
OneMain Holdings, Inc.	233	13,959
Lexington Realty Trust REIT	1,127	13,468
First American Financial Corp.	215	13,405
Cincinnati Financial Corp.	113	13,178
Stewart Information Services Corp.	231	13,095
Artisan Partners Asset Management, Inc. — Class A	217	11,028
MGIC Investment Corp.	798	10,853
Sabra Health Care REIT, Inc.	569	10,356
Western Union Co.	431	9,900
Total Financial		1,003,522

Consumer, Non-cyclical - 16.9%
Merck & Company, Inc.[1]	660	51,276
Gilead Sciences, Inc.[1]	669	46,067
Johnson & Johnson[1]	274	45,139
Bristol-Myers Squibb Co.[1]	639	42,698
Amgen, Inc.[1]	152	37,050
McKesson Corp.[1]	169	32,320
Bio-Rad Laboratories, Inc. — Class A*	48	30,926
Molson Coors Beverage Co. — Class B*,1	545	29,261
Regeneron Pharmaceuticals, Inc.*,1	50	27,927
Thermo Fisher Scientific, Inc.	55	27,746
John B Sanfilippo & Son, Inc.[1]	298	26,394
Pfizer, Inc.[1]	666	26,081
Hologic, Inc.*,1	365	24,353
United Therapeutics Corp.*,1	135	24,220
Hershey Co.[1]	120	20,902
Incyte Corp.*,1	235	19,771
Prestige Consumer Healthcare, Inc.*,1	378	19,694
Eagle Pharmaceuticals, Inc.*	448	19,174
PerkinElmer, Inc.	117	18,066
Vector Group Ltd.[1]	1,248	17,647
H&R Block, Inc.[1]	737	17,305
Blueprint Medicines Corp.*	190	16,712
Vertex Pharmaceuticals, Inc.*	77	15,526
Innoviva, Inc.*,1	1,085	14,550
Coherus Biosciences, Inc.*	985	13,622
Quest Diagnostics, Inc.[1]	103	13,593
Vanda Pharmaceuticals, Inc.*	587	12,626
Hill-Rom Holdings, Inc.[1]	111	12,608
Chemed Corp.	26	12,337
Humana, Inc.	26	11,511
Grand Canyon Education, Inc.*	127	11,426
Exelixis, Inc.*	579	10,549
Laboratory Corporation of America Holdings*	38	10,482
PepsiCo, Inc.	67	9,927
Total Consumer, Non-cyclical		769,486

Industrial - 16.0%
Toro Co.[1]	468	51,424
Donaldson Company, Inc.[1]	645	40,977
MDU Resources Group, Inc.[1]	1,301	40,773
Watts Water Technologies, Inc. — Class A	231	33,705
Garmin Ltd.	231	33,412
Eagle Materials, Inc.	228	32,401
Vishay Intertechnology, Inc.[1]	1,371	30,916
OSI Systems, Inc.*	292	29,679
Oshkosh Corp.[1]	214	26,673
Mettler-Toledo International, Inc.*,1	18	24,936
3M Co.[1]	112	22,247
Masco Corp.[1]	373	21,974
Snap-on, Inc.[1]	98	21,896
Northrop Grumman Corp.[1]	56	20,352
Timken Co.[1]	233	18,777
Parker-Hannifin Corp.[1]	61	18,734
Owens Corning[1]	191	18,699
Agilent Technologies, Inc.[1]	121	17,885
Louisiana-Pacific Corp.	290	17,484
Fortive Corp.[1]	244	17,017
Waters Corp.*,1	49	16,935
Carlisle Companies, Inc.	79	15,119
Huntington Ingalls Industries, Inc.[1]	71	14,963

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
Lincoln Electric Holdings, Inc.	108	$14,225
Lennox International, Inc.[1]	40	14,032
Acuity Brands, Inc.[1]	75	14,027
Boise Cascade Co.	237	13,829
Sealed Air Corp.[1]	226	13,390
Hillenbrand, Inc.[1]	303	13,356
AGCO Corp.[1]	102	13,299
Sanmina Corp.*,1	322	12,545
Keysight Technologies, Inc.*	81	12,507
Sturm Ruger & Company, Inc.	128	11,517
Worthington Industries, Inc.	187	11,441
Total Industrial		731,146

Technology - 12.3%
CSG Systems International, Inc.[1]	1,045	49,303
Microsoft Corp.	128	34,675
Activision Blizzard, Inc.	353	33,690
Cadence Design Systems, Inc.*	223	30,511
Electronic Arts, Inc.	204	29,341
Texas Instruments, Inc.[1]	150	28,845
Rambus, Inc.*	1,172	27,788
CDK Global, Inc.[1]	434	21,566
HP, Inc.[1]	691	20,861
Seagate Technology Holdings plc[1]	236	20,751
Cerner Corp.[1]	257	20,087
Cirrus Logic, Inc.*,1	234	19,918
Take-Two Interactive Software, Inc.*	108	19,118
Progress Software Corp.	384	17,760
Cognizant Technology Solutions Corp. — Class A1	241	16,692
Broadcom, Inc.[1]	35	16,689
Kulicke & Soffa Industries, Inc.[1]	268	16,402
International Business Machines Corp.[1]	110	16,125
NetApp, Inc.[1]	191	15,628
Lumentum Holdings, Inc.*	173	14,191
Intel Corp.[1]	244	13,698
MAXIMUS, Inc.	130	11,436
Qorvo, Inc.*	58	11,348
Synaptics, Inc.*	72	11,202
ExlService Holdings, Inc.*	102	10,839
Paychex, Inc.	101	10,837
QUALCOMM, Inc.	74	10,577
Dropbox, Inc. — Class A*	334	10,124
Total Technology		560,002

Consumer, Cyclical - 12.2%
AutoZone, Inc.*,1	33	49,243
O’Reilly Automotive, Inc.*,1	77	43,598
Gentex Corp.[1]	1,262	41,760
Yum! Brands, Inc.	310	35,659
Lowe’s Companies, Inc.	173	33,557
Allison Transmission Holdings, Inc.[1]	706	28,056
Cummins, Inc.[1]	112	27,307
WW Grainger, Inc.[1]	59	25,842
Brunswick Corp.[1]	241	24,009
Dolby Laboratories, Inc. — Class A1	243	23,884
MSC Industrial Direct Company, Inc. — Class A1	258	23,150
Best Buy Company, Inc.	178	20,467
Gentherm, Inc.*,1	281	19,965
PulteGroup, Inc.[1]	355	19,372
Carter’s, Inc.	184	18,983
AutoNation, Inc.*,1	197	18,678
Murphy USA, Inc.[1]	138	18,405
Whirlpool Corp.	76	16,570
Polaris, Inc.	118	16,161
Meritage Homes Corp.*	131	12,325
Lennar Corp. — Class A	109	10,829
Dick’s Sporting Goods, Inc.	107	10,720
Tri Pointe Homes, Inc.*	494	10,586
NVR, Inc.*	2	9,947
Total Consumer, Cyclical		559,073

Utilities - 11.8%
CMS Energy Corp.	715	42,242
IDACORP, Inc.[1]	430	41,925
UGI Corp.[1]	905	41,911
Public Service Enterprise Group, Inc.[1]	698	41,698
Southern Co.[1]	674	40,784
DTE Energy Co.	311	40,306
MGE Energy, Inc.	526	39,155
American States Water Co.	486	38,666
Chesapeake Utilities Corp.	266	32,008
New Jersey Resources Corp.	753	29,796
Pinnacle West Capital Corp.[1]	308	25,247
Sempra Energy[1]	188	24,906
American Water Works Company, Inc.	160	24,661
Avista Corp.	538	22,956
WEC Energy Group, Inc.	209	18,591
National Fuel Gas Co.	353	18,444
Portland General Electric Co.[1]	302	13,916
Total Utilities		537,212

Communications - 9.7%
Alphabet, Inc. — Class C*	19	47,620
VeriSign, Inc.*,1	209	47,587
Verizon Communications, Inc.[1]	807	45,216
Viavi Solutions, Inc.*,1	2,462	43,479
Omnicom Group, Inc.[1]	515	41,195
Cisco Systems, Inc.[1]	579	30,687
Cogent Communications Holdings, Inc.	278	21,376
Juniper Networks, Inc.[1]	738	20,184
TEGNA, Inc.	1,038	19,473
Telephone & Data Systems, Inc.[1]	844	19,125
InterDigital, Inc.[1]	225	16,432
Motorola Solutions, Inc.[1]	70	15,180
Nexstar Media Group, Inc. — Class A1	90	13,309
F5 Networks, Inc.*	70	13,066
Ciena Corp.*,1	224	12,743
World Wrestling Entertainment, Inc. — Class A	219	12,678
Fox Corp. — Class A	321	11,919

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
Yelp, Inc. — Class A*	273	$10,909
Total Communications		442,178

Basic Materials - 1.5%
Reliance Steel & Aluminum Co.	150	22,635
NewMarket Corp.	61	19,641
Commercial Metals Co.	443	13,609
Ingevity Corp.*	167	13,587
Total Basic Materials		69,472

Energy - 1.3%
Williams Companies, Inc.	754	20,019
Kinder Morgan, Inc.	999	18,212
Antero Midstream Corp.	1,173	12,187
Equitrans Midstream Corp.	1,112	9,463
Total Energy		59,881

Total Common Stocks
(Cost $4,434,545)		4,731,972

MONEY MARKET FUND† - 11.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	526,253	526,253
Total Money Market Fund
(Cost $526,253)		526,253

Total Investments - 115.2%
(Cost $4,960,798)		$5,258,225
Other Assets & Liabilities, net - (15.2)%		(694,771)
Total Net Assets - 100.0%		$4,563,454

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	0.55% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$828,343	$5,618
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.50% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	828,189	5,561
					$1,656,532	$11,179
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.20)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$2,059,342	$(100,954)
Goldman Sachs International	GS Equity Custom Basket	(0.10)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	2,127,193	(103,295)
					$4,186,535	$(204,249)

130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Financial
Mercury General Corp.	96	0.72%	$431
Allstate Corp.	48	0.74%	398
Jefferies Financial Group, Inc.	127	0.52%	276
Synchrony Financial	131	0.77%	216
Progressive Corp.	44	0.52%	212
Cboe Global Markets, Inc.	27	0.39%	149
Federated Hermes, Inc. — Class B	100	0.41%	148
Houlihan Lokey, Inc.	41	0.40%	98
Marsh & McLennan Companies, Inc.	23	0.39%	53
Sabra Health Care REIT, Inc.	103	0.23%	31
OneMain Holdings, Inc.	42	0.30%	27
Interactive Brokers Group, Inc. — Class A	50	0.40%	24
Janus Henderson Group plc	78	0.37%	(16)
Arch Capital Group Ltd.	95	0.45%	(21)
Berkshire Hathaway, Inc. — Class B	29	0.97%	(22)
Evercore, Inc. — Class A	27	0.46%	(27)
SEI Investments Co.	44	0.33%	(29)
RenaissanceRe Holdings Ltd.	19	0.34%	(36)
Everest Re Group Ltd.	15	0.46%	(39)
Raymond James Financial, Inc.	47	0.74%	(40)
Markel Corp.	3	0.43%	(54)
Highwoods Properties, Inc.	141	0.77%	(58)
Brighthouse Financial, Inc.	81	0.45%	(84)
Radian Group, Inc.	126	0.34%	(85)
Aflac, Inc.	120	0.78%	(87)
Cincinnati Financial Corp.	20	0.28%	(102)
Stewart Information Services Corp.	42	0.29%	(113)
Capital One Financial Corp.	21	0.39%	(114)
Artisan Partners Asset Management, Inc. — Class A	39	0.24%	(116)
MGIC Investment Corp.	144	0.24%	(121)
Affiliated Managers Group, Inc.	18	0.34%	(122)
First American Financial Corp.	39	0.29%	(135)
Enstar Group Ltd.	16	0.46%	(138)
AMERISAFE, Inc.	55	0.40%	(142)
Travelers Companies, Inc.	25	0.45%	(152)
Safety Insurance Group, Inc.	70	0.66%	(163)
Western Union Co.	78	0.22%	(184)
Hanover Insurance Group, Inc.	50	0.82%	(188)
Discover Financial Services	38	0.54%	(201)
Essent Group Ltd.	76	0.41%	(203)
Lexington Realty Trust	204	0.29%	(208)
BankUnited, Inc.	68	0.35%	(239)
Brandywine Realty Trust	393	0.65%	(254)
Old Republic International Corp.	227	0.68%	(320)
Healthcare Realty Trust, Inc.	170	0.62%	(334)
Associated Banc-Corp.	183	0.45%	(335)
Total Financial			(2,419)

Industrial
Acuity Brands, Inc.	13	0.29%	643
Toro Co.	84	1.11%	342
Waters Corp.	8	0.33%	307
Agilent Technologies, Inc.	21	0.37%	261
Sturm Ruger & Company, Inc.	23	0.25%	253
Owens Corning	34	0.40%	248
Donaldson Company, Inc.	116	0.89%	229
Sealed Air Corp.	40	0.29%	226
Mettler-Toledo International, Inc.	3	0.50%	199
Northrop Grumman Corp.	10	0.44%	190
OSI Systems, Inc.	52	0.64%	188
Lennox International, Inc.	7	0.30%	182
3M Co.	20	0.48%	161
Watts Water Technologies, Inc. — Class A	42	0.74%	141
Oshkosh Corp.	38	0.57%	129
Lincoln Electric Holdings, Inc.	19	0.30%	122
Keysight Technologies, Inc.	14	0.26%	102
Carlisle Companies, Inc.	14	0.32%	35
Masco Corp.	67	0.48%	34
Parker-Hannifin Corp.	11	0.41%	34
Garmin Ltd.	41	0.72%	13
Louisiana-Pacific Corp.	52	0.38%	4
Huntington Ingalls Industries, Inc.	12	0.31%	(49)
AGCO Corp.	18	0.28%	(82)
Fortive Corp.	44	0.37%	(85)
Timken Co.	42	0.41%	(108)
Sanmina Corp.	58	0.27%	(124)
Worthington Industries, Inc.	34	0.25%	(130)
Boise Cascade Co.	42	0.30%	(154)
Snap-on, Inc.	17	0.46%	(158)
Hillenbrand, Inc.	55	0.29%	(202)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Eagle Materials, Inc.	41	0.70%	$(353)
Vishay Intertechnology, Inc.	248	0.68%	(396)
MDU Resources Group, Inc.	235	0.89%	(475)
Total Industrial			1,727

Consumer, Cyclical
AutoZone, Inc.	6	1.08%	672
O’Reilly Automotive, Inc.	13	0.89%	488
Lennar Corp. — Class A	19	0.23%	171
Polaris, Inc.	21	0.35%	159
PulteGroup, Inc.	64	0.42%	158
AutoNation, Inc.	35	0.40%	140
Brunswick Corp.	43	0.52%	140
Lowe’s Companies, Inc.	31	0.73%	113
Dick’s Sporting Goods, Inc.	19	0.23%	14
Best Buy Company, Inc.	32	0.44%	13
MSC Industrial Direct Company, Inc. — Class A	46	0.50%	4
Carter’s, Inc.	33	0.41%	(47)
WW Grainger, Inc.	10	0.53%	(51)
Tri Pointe Homes, Inc.	89	0.23%	(58)
Dolby Laboratories, Inc. — Class A	44	0.52%	(62)
Whirlpool Corp.	13	0.34%	(93)
Meritage Homes Corp.	23	0.26%	(101)
Murphy USA, Inc.	25	0.40%	(116)
Gentherm, Inc.	51	0.44%	(191)
Yum! Brands, Inc.	56	0.78%	(253)
Cummins, Inc.	20	0.59%	(276)
Allison Transmission Holdings, Inc.	128	0.61%	(350)
Gentex Corp.	228	0.91%	(401)
Total Consumer, Cyclical			73

Communications
Cisco Systems, Inc.	105	0.67%	828
VeriSign, Inc.	38	1.04%	627
Viavi Solutions, Inc.	446	0.95%	351
Motorola Solutions, Inc.	12	0.31%	310
Juniper Networks, Inc.	133	0.44%	247
Ciena Corp.	40	0.27%	185
Cogent Communications Holdings, Inc.	50	0.46%	15
Alphabet, Inc. — Class C	3	0.91%	1
Verizon Communications, Inc.	68	0.46%	(10)
Yelp, Inc. — Class A	49	0.24%	(24)
Fox Corp. — Class A	58	0.26%	(40)
Nexstar Media Group, Inc. — Class A	16	0.29%	(46)
F5 Networks, Inc.	12	0.27%	(61)
TEGNA, Inc.	188	0.43%	(67)
InterDigital, Inc.	40	0.35%	(106)
World Wrestling Entertainment, Inc. — Class A	39	0.27%	(162)
Omnicom Group, Inc.	93	0.90%	(198)
Telephone & Data Systems, Inc.	153	0.42%	(382)
Total Communications			1,468

Energy
Antero Midstream Corp.	212	0.27%	(39)
Kinder Morgan, Inc.	181	0.40%	(170)
Williams Companies, Inc.	136	0.44%	(170)
Equitrans Midstream Corp.	201	0.21%	(227)
Total Energy			(606)

Utilities
UGI Corp.	164	0.92%	416
Chesapeake Utilities Corp.	48	0.70%	7
IDACORP, Inc.	77	0.91%	(61)
Public Service Enterprise Group, Inc.	126	0.91%	(100)
Pinnacle West Capital Corp.	55	0.54%	(104)
WEC Energy Group, Inc.	37	0.40%	(142)
American Water Works Company, Inc.	29	0.54%	(161)
MGE Energy, Inc.	95	0.85%	(165)
National Fuel Gas Co.	64	0.40%	(181)
CMS Energy Corp.	129	0.92%	(186)
Sempra Energy	34	0.54%	(203)
American States Water Co.	88	0.85%	(215)
Southern Co.	122	0.89%	(236)
Portland General Electric Co.	54	0.30%	(237)
Avista Corp.	97	0.50%	(268)
DTE Energy Co.	56	0.88%	(363)
New Jersey Resources Corp.	136	0.65%	(595)
Total Utilities			(2,794)

Consumer, Non-cyclical
Molson Coors Beverage Co. — Class B	99	0.64%	1,456
Regeneron Pharmaceuticals, Inc.	9	0.61%	474
Thermo Fisher Scientific, Inc.	10	0.61%	406
Bio-Rad Laboratories, Inc. — Class A	8	0.62%	355
Merck & Company, Inc.	55	0.52%	287
Vanda Pharmaceuticals, Inc.	106	0.28%	255
Bristol-Myers Squibb Co.	115	0.93%	254

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Innoviva, Inc.	196	0.32%	$223
Gilead Sciences, Inc.	121	1.01%	181
United Therapeutics Corp.	24	0.52%	177
Laboratory Corporation of America Holdings	6	0.20%	172
McKesson Corp.	30	0.69%	171
PerkinElmer, Inc.	21	0.39%	169
Prestige Consumer Healthcare, Inc.	68	0.43%	166
Vector Group Ltd.	67	0.11%	163
Pfizer, Inc.	120	0.57%	162
Eagle Pharmaceuticals, Inc.	81	0.42%	162
Humana, Inc.	4	0.21%	141
Quest Diagnostics, Inc.	18	0.29%	130
Amgen, Inc.	27	0.79%	117
Hershey Co.	21	0.44%	115
H&R Block, Inc.	133	0.38%	104
Incyte Corp.	42	0.43%	88
Johnson & Johnson	23	0.46%	84
Vertex Pharmaceuticals, Inc.	14	0.34%	75
Blueprint Medicines Corp.	34	0.36%	64
Hill-Rom Holdings, Inc.	20	0.27%	45
Hologic, Inc.	66	0.53%	24
PepsiCo, Inc.	12	0.21%	17
Chemed Corp.	4	0.23%	(27)
Grand Canyon Education, Inc.	23	0.25%	(74)
Coherus Biosciences, Inc.	178	0.30%	(114)
John B Sanfilippo & Son, Inc.	54	0.58%	(149)
Exelixis, Inc.	104	0.23%	(493)
Total Consumer, Non-cyclical			5,380

Technology
Rambus, Inc.	212	0.61%	814
Kulicke & Soffa Industries, Inc.	48	0.35%	551
International Business Machines Corp.	19	0.34%	489
Seagate Technology Holdings plc	42	0.45%	361
CSG Systems International, Inc.	189	1.08%	335
Microsoft Corp.	23	0.75%	323
Dropbox, Inc. — Class A	60	0.22%	317
Cadence Design Systems, Inc.	40	0.66%	314
NetApp, Inc.	34	0.34%	268
Cerner Corp.	46	0.43%	255
Cirrus Logic, Inc.	42	0.43%	206
Synaptics, Inc.	13	0.24%	203
Texas Instruments, Inc.	27	0.63%	188
Qorvo, Inc.	10	0.24%	188
Paychex, Inc.	18	0.23%	129
Broadcom, Inc.	6	0.35%	121
QUALCOMM, Inc.	13	0.22%	103
Lumentum Holdings, Inc.	31	0.31%	40
ExlService Holdings, Inc.	18	0.23%	23
HP, Inc.	125	0.46%	(73)
Electronic Arts, Inc.	37	0.64%	(89)
Progress Software Corp.	69	0.39%	(111)
MAXIMUS, Inc.	23	0.24%	(126)
Take-Two Interactive Software, Inc.	19	0.41%	(172)
Activision Blizzard, Inc.	64	0.74%	(173)
Cognizant Technology Solutions Corp. — Class A	43	0.36%	(223)
Intel Corp.	44	0.30%	(259)
CDK Global, Inc.	78	0.47%	(263)
Total Technology			3,739

Basic Materials
Ingevity Corp.	30	0.29%	(67)
NewMarket Corp.	11	0.43%	(154)
Commercial Metals Co.	80	0.30%	(192)
Reliance Steel & Aluminum Co.	27	0.49%	(594)
Total Basic Materials			(1,007)
Total MS Equity Long Custom Basket			$5,561

MS EQUITY SHORT CUSTOM BASKET
Financial
JBG SMITH Properties	921	(1.44)%	$1,354
Lincoln National Corp.	257	(0.78)%	1,235
American International Group, Inc.	241	(0.56)%	1,060
U.S. Bancorp	501	(1.39)%	1,033
Alexandria Real Estate Equities, Inc.	96	(0.85)%	1,031
Truist Financial Corp.	404	(1.09)%	1,014
Prudential Financial, Inc.	280	(1.39)%	856
Global Net Lease, Inc.	512	(0.46)%	852
CyrusOne, Inc.	169	(0.59)%	433
Bank of America Corp.	813	(1.63)%	418
Comerica, Inc.	174	(0.60)%	402
State Street Corp.	244	(0.97)%	353
Equitable Holdings, Inc.	428	(0.63)%	290
Mid-America Apartment Communities, Inc.	100	(0.82)%	259
UDR, Inc.	585	(1.39)%	226
Ryman Hospitality Properties, Inc.	108	(0.41)%	202
Wells Fargo & Co.	238	(0.52)%	53
Americold Realty Trust	605	(1.11)%	(27)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
SBA Communications Corp.	27	(0.42)%	$(48)
Crown Castle International Corp.	75	(0.71)%	(67)
Bank of New York Mellon Corp.	136	(0.34)%	(124)
Host Hotels & Resorts, Inc.	948	(0.79)%	(238)
Digital Realty Trust, Inc.	143	(1.04)%	(387)
Welltower, Inc.	166	(0.67)%	(648)
American Homes 4 Rent — Class A	256	(0.48)%	(816)
Federal Realty Investment Trust	86	(0.49)%	(887)
Invitation Homes, Inc.	406	(0.74)%	(1,156)
Charles Schwab Corp.	382	(1.35)%	(1,236)
Healthpeak Properties, Inc.	847	(1.37)%	(1,324)
American Tower Corp. — Class A	42	(0.55)%	(2,803)
Howard Hughes Corp.	133	(0.63)%	(2,803)
Rayonier, Inc.	436	(0.76)%	(2,885)
Prologis, Inc.	176	(1.02)%	(3,387)
Loews Corp.	216	(0.57)%	(3,485)
Brookline Bancorp, Inc.	910	(0.66)%	(3,806)
Equinix, Inc.	31	(1.21)%	(4,686)
Camden Property Trust	152	(0.98)%	(4,867)
Sun Communities, Inc.	134	(1.12)%	(6,714)
Rexford Industrial Realty, Inc.	399	(1.10)%	(8,319)
First Republic Bank	177	(1.61)%	(9,804)
Total Financial			(49,446)

Industrial
Jacobs Engineering Group, Inc.	240	(1.55)%	1,575
Ball Corp.	150	(0.59)%	1,354
Stericycle, Inc.	411	(1.43)%	1,082
XPO Logistics, Inc.	107	(0.73)%	929
Norfolk Southern Corp.	109	(1.40)%	691
Exponent, Inc.	86	(0.37)%	570
MSA Safety, Inc.	87	(0.70)%	32
US Ecology, Inc.	276	(0.50)%	(17)
FedEx Corp.	56	(0.81)%	(169)
Republic Services, Inc. — Class A	311	(1.66)%	(209)
United Parcel Service, Inc. — Class B	50	(0.50)%	(282)
Boeing Co.	63	(0.73)%	(477)
TransDigm Group, Inc.	14	(0.44)%	(637)
Raytheon Technologies Corp.	333	(1.38)%	(679)
Waste Management, Inc.	242	(1.65)%	(843)
Ingersoll Rand, Inc.	321	(0.76)%	(2,214)
Tetra Tech, Inc.	94	(0.56)%	(2,908)
Casella Waste Systems, Inc. — Class A	346	(1.07)%	(3,705)
Total Industrial			(5,907)

Utilities
Atmos Energy Corp.	284	(1.33)%	1,510
Exelon Corp.	608	(1.31)%	1,434
Xcel Energy, Inc.	373	(1.19)%	1,270
ONE Gas, Inc.	387	(1.39)%	1,263
Black Hills Corp.	197	(0.63)%	736
OGE Energy Corp.	453	(0.74)%	665
CenterPoint Energy, Inc.	377	(0.45)%	510
Edison International	511	(1.43)%	(19)
Total Utilities			7,369

Consumer, Non-cyclical
Verisk Analytics, Inc. — Class A	199	(1.69)%	2,148
Archer-Daniels-Midland Co.	387	(1.14)%	1,985
ManpowerGroup, Inc.	148	(0.85)%	517
CoStar Group, Inc.	210	(0.84)%	207
Cooper Companies, Inc.	19	(0.37)%	140
McCormick & Company, Inc.	221	(0.95)%	23
Brink’s Co.	123	(0.46)%	(79)
Alnylam Pharmaceuticals, Inc.	53	(0.44)%	(330)
Guardant Health, Inc.	91	(0.55)%	(338)
Rollins, Inc.	402	(0.67)%	(376)
TransUnion	196	(1.05)%	(1,568)
Avalara, Inc.	34	(0.27)%	(2,215)
Cintas Corp.	97	(1.80)%	(2,889)
Equifax, Inc.	77	(0.90)%	(5,703)
Total Consumer, Non-cyclical			(8,478)

Energy
Baker Hughes Co.	498	(0.55)%	1,487
Schlumberger N.V.	970	(1.51)%	1,153
Phillips 66	130	(0.54)%	28
Pioneer Natural Resources Co.	208	(1.64)%	(1,312)
NOV, Inc.	564	(0.42)%	(1,929)
Hess Corp.	175	(0.74)%	(3,309)
ChampionX Corp.	672	(0.84)%	(5,402)
Halliburton Co.	1,417	(1.59)%	(5,888)
Ovintiv, Inc.	677	(1.03)%	(8,813)
Total Energy			(23,985)

Consumer, Cyclical
JetBlue Airways Corp.	992	(0.81)%	1,828
United Airlines Holdings, Inc.	390	(0.99)%	1,714
IAA, Inc.	232	(0.61)%	1,243

134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Marriott International, Inc. — Class A	64	(0.42)%	$435
Freshpet, Inc.	90	(0.71)%	389
Hilton Worldwide Holdings, Inc.	82	(0.48)%	247
Delta Air Lines, Inc.	635	(1.33)%	54
Alaska Air Group, Inc.	345	(1.01)%	(686)
Southwest Airlines Co.	511	(1.32)%	(2,627)
Copart, Inc.	180	(1.15)%	(5,159)
Total Consumer, Cyclical			(2,562)

Technology
KBR, Inc.	524	(0.97)%	927
Leidos Holdings, Inc.	151	(0.74)%	796
Blackline, Inc.	44	(0.24)%	226
Sailpoint Technologies Holdings, Inc.	98	(0.24)%	(279)
Clarivate plc	406	(0.54)%	(280)
Twilio, Inc. — Class A	14	(0.27)%	(406)
Tyler Technologies, Inc.	11	(0.24)%	(758)
Ceridian HCM Holding, Inc.	111	(0.52)%	(884)
Coupa Software, Inc.	42	(0.53)%	(989)
Smartsheet, Inc. — Class A	71	(0.25)%	(1,755)
Rapid7, Inc.	109	(0.50)%	(2,384)
HubSpot, Inc.	9	(0.25)%	(2,985)
Total Technology			(8,771)

Communications
Anaplan, Inc.	89	(0.23)%	322
Okta, Inc.	46	(0.55)%	(31)
Uber Technologies, Inc.	320	(0.78)%	(112)
Q2 Holdings, Inc.	156	(0.78)%	(1,953)
Zendesk, Inc.	73	(0.51)%	(2,781)
Liberty Broadband Corp. — Class C	99	(0.83)%	(3,010)
Total Communications			(7,565)

Basic Materials
Linde plc	24	(0.34)%	(288)
Quaker Chemical Corp.	42	(0.48)%	(1,321)
Total Basic Materials			(1,609)
Total MS Equity Short Custom Basket			$(100,954)

GS EQUITY LONG CUSTOM BASKET
Industrial
Acuity Brands, Inc.	14	0.28%	$725
Toro Co.	84	1.08%	331
Waters Corp.	8	0.33%	308
Agilent Technologies, Inc.	21	0.37%	261
Sturm Ruger & Company, Inc.	23	0.25%	254
Owens Corning	34	0.40%	248
Sealed Air Corp.	40	0.29%	227
Donaldson Company, Inc.	116	0.89%	226
Mettler-Toledo International, Inc.	3	0.50%	207
Northrop Grumman Corp.	10	0.44%	198
OSI Systems, Inc.	52	0.64%	186
Lennox International, Inc.	7	0.30%	181
3M Co.	20	0.48%	169
Watts Water Technologies, Inc. — Class A	42	0.74%	144
Oshkosh Corp.	38	0.57%	131
Lincoln Electric Holdings, Inc.	19	0.30%	115
Keysight Technologies, Inc.	14	0.26%	102
Carlisle Companies, Inc.	14	0.32%	39
Parker-Hannifin Corp.	11	0.41%	35
Masco Corp.	67	0.48%	32
Garmin Ltd.	41	0.72%	24
Louisiana-Pacific Corp.	52	0.38%	2
Huntington Ingalls Industries, Inc.	12	0.31%	(52)
Fortive Corp.	44	0.37%	(89)
AGCO Corp.	18	0.28%	(91)
Timken Co.	42	0.41%	(98)
Worthington Industries, Inc.	34	0.25%	(124)
Sanmina Corp.	58	0.27%	(125)
Boise Cascade Co.	42	0.30%	(161)
Snap-on, Inc.	17	0.46%	(163)
Hillenbrand, Inc.	55	0.29%	(203)
Eagle Materials, Inc.	41	0.70%	(363)
Vishay Intertechnology, Inc.	248	0.68%	(397)
MDU Resources Group, Inc.	235	0.89%	(473)
Total Industrial			1,806

Financial
Mercury General Corp.	96	0.74%	429
Allstate Corp.	48	0.76%	397
Jefferies Financial Group, Inc.	127	0.52%	264
Progressive Corp.	44	0.52%	214
Synchrony Financial	131	0.77%	213
Federated Hermes, Inc. — Class B	100	0.41%	156
Cboe Global Markets, Inc.	27	0.39%	155
Houlihan Lokey, Inc.	41	0.40%	106
Marsh & McLennan Companies, Inc.	23	0.39%	55
Sabra Health Care REIT, Inc.	103	0.23%	31
Interactive Brokers Group, Inc. — Class A	50	0.40%	21

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OneMain Holdings, Inc.	42	0.30%	$20
Janus Henderson Group plc	78	0.37%	(15)
Berkshire Hathaway, Inc. — Class B	29	0.97%	(23)
Arch Capital Group Ltd.	95	0.45%	(23)
SEI Investments Co.	44	0.33%	(27)
Evercore, Inc. — Class A	27	0.46%	(29)
RenaissanceRe Holdings Ltd.	19	0.34%	(40)
Everest Re Group Ltd.	15	0.46%	(40)
Raymond James Financial, Inc.	47	0.74%	(46)
Markel Corp.	3	0.43%	(58)
Highwoods Properties, Inc.	141	0.77%	(61)
Aflac, Inc.	120	0.78%	(87)
Brighthouse Financial, Inc.	81	0.45%	(89)
Radian Group, Inc.	126	0.34%	(91)
Cincinnati Financial Corp.	20	0.28%	(104)
Stewart Information Services Corp.	42	0.29%	(114)
Artisan Partners Asset Management, Inc. — Class A	39	0.24%	(116)
Capital One Financial Corp.	21	0.39%	(117)
Affiliated Managers Group, Inc.	18	0.34%	(124)
MGIC Investment Corp.	144	0.24%	(128)
First American Financial Corp.	39	0.29%	(134)
Enstar Group Ltd.	16	0.46%	(140)
AMERISAFE, Inc.	55	0.40%	(144)
Travelers Companies, Inc.	25	0.45%	(150)
Safety Insurance Group, Inc.	70	0.66%	(161)
Western Union Co.	78	0.22%	(182)
Hanover Insurance Group, Inc.	50	0.82%	(187)
Lexington Realty Trust	204	0.29%	(202)
Discover Financial Services	38	0.54%	(207)
Essent Group Ltd.	76	0.41%	(214)
BankUnited, Inc.	68	0.35%	(251)
Brandywine Realty Trust	393	0.65%	(258)
Old Republic International Corp.	227	0.68%	(320)
Healthcare Realty Trust, Inc.	170	0.62%	(329)
Associated Banc-Corp.	183	0.45%	(343)
Total Financial			(2,493)

Utilities
UGI Corp.	164	0.92%	414
Chesapeake Utilities Corp.	48	0.70%	(3)
IDACORP, Inc.	77	0.91%	(50)
Public Service Enterprise Group, Inc.	126	0.91%	(90)
Pinnacle West Capital Corp.	55	0.54%	(97)
WEC Energy Group, Inc.	37	0.40%	(131)
American Water Works Company, Inc.	29	0.54%	(157)
CMS Energy Corp.	129	0.92%	(165)
MGE Energy, Inc.	95	0.85%	(168)
National Fuel Gas Co.	64	0.40%	(180)
Sempra Energy	34	0.54%	(192)
American States Water Co.	88	0.85%	(223)
Southern Co.	122	0.89%	(227)
Portland General Electric Co.	54	0.30%	(233)
Avista Corp.	97	0.50%	(271)
DTE Energy Co.	56	0.88%	(334)
New Jersey Resources Corp.	136	0.65%	(586)
Total Utilities			(2,693)

Consumer, Cyclical
AutoZone, Inc.	6	1.08%	663
O’Reilly Automotive, Inc.	13	0.89%	484
Lennar Corp. — Class A	19	0.23%	166
Polaris, Inc.	21	0.35%	160
PulteGroup, Inc.	64	0.42%	157
AutoNation, Inc.	35	0.40%	137
Brunswick Corp.	43	0.52%	135
Lowe’s Companies, Inc.	31	0.73%	110
Best Buy Company, Inc.	32	0.44%	12
Dick’s Sporting Goods, Inc.	19	0.23%	11
MSC Industrial Direct Company, Inc. — Class A	46	0.50%	4
Carter’s, Inc.	33	0.41%	(48)
WW Grainger, Inc.	10	0.53%	(48)
Dolby Laboratories, Inc. — Class A	44	0.52%	(54)
Tri Pointe Homes, Inc.	89	0.23%	(61)
Whirlpool Corp.	13	0.34%	(92)
Meritage Homes Corp.	23	0.26%	(100)
Murphy USA, Inc.	25	0.40%	(117)
Gentherm, Inc.	51	0.44%	(191)
Yum! Brands, Inc.	56	0.78%	(251)
Cummins, Inc.	20	0.59%	(282)
Allison Transmission Holdings, Inc.	128	0.61%	(339)
Gentex Corp.	228	0.91%	(406)
Total Consumer, Cyclical			50

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Molson Coors Beverage Co. — Class B	99	0.64%	$1,455
Regeneron Pharmaceuticals, Inc.	9	0.61%	478
Thermo Fisher Scientific, Inc.	10	0.61%	410
Bio-Rad Laboratories, Inc. — Class A	8	0.62%	351
Merck & Company, Inc.	55	0.52%	286
Bristol-Myers Squibb Co.	115	0.93%	259
Vanda Pharmaceuticals, Inc.	106	0.28%	243
Innoviva, Inc.	196	0.32%	228
Gilead Sciences, Inc.	121	1.01%	188
United Therapeutics Corp.	24	0.52%	183
PerkinElmer, Inc.	21	0.39%	170
Laboratory Corporation of America Holdings	6	0.20%	169
Prestige Consumer Healthcare, Inc.	68	0.43%	169
Vector Group Ltd.	67	0.11%	162
Pfizer, Inc.	120	0.57%	162
McKesson Corp.	30	0.69%	155
Humana, Inc.	4	0.21%	142
Eagle Pharmaceuticals, Inc.	81	0.42%	133
Quest Diagnostics, Inc.	18	0.29%	130
Hershey Co.	21	0.44%	120
Amgen, Inc.	27	0.79%	118
H&R Block, Inc.	133	0.38%	111
Johnson & Johnson	23	0.46%	93
Incyte Corp.	42	0.43%	93
Vertex Pharmaceuticals, Inc.	14	0.34%	86
Blueprint Medicines Corp.	34	0.36%	66
Hill-Rom Holdings, Inc.	20	0.27%	43
Hologic, Inc.	66	0.53%	30
PepsiCo, Inc.	12	0.21%	17
Chemed Corp.	4	0.23%	(23)
Grand Canyon Education, Inc.	23	0.25%	(73)
Coherus Biosciences, Inc.	178	0.30%	(110)
John B Sanfilippo & Son, Inc.	54	0.58%	(161)
Exelixis, Inc.	104	0.23%	(492)
Total Consumer, Non-cyclical			5,391

Communications
Cisco Systems, Inc.	105	0.67%	831
VeriSign, Inc.	38	1.04%	624
Viavi Solutions, Inc.	446	0.95%	353
Motorola Solutions, Inc.	12	0.31%	304
Juniper Networks, Inc.	133	0.44%	250
Ciena Corp.	40	0.27%	186
Cogent Communications Holdings, Inc.	50	0.46%	17
Alphabet, Inc. — Class C	3	0.91%	7
Yelp, Inc. — Class A	49	0.24%	(15)
Fox Corp. — Class A	58	0.26%	(41)
Nexstar Media Group, Inc. — Class A	16	0.29%	(46)
Verizon Communications, Inc.	68	0.46%	(56)
F5 Networks, Inc.	12	0.27%	(63)
TEGNA, Inc.	188	0.43%	(71)
InterDigital, Inc.	40	0.35%	(106)
World Wrestling Entertainment, Inc. — Class A	39	0.27%	(160)
Omnicom Group, Inc.	93	0.90%	(195)
Telephone & Data Systems, Inc.	153	0.42%	(386)
Total Communications			1,433

Technology
Rambus, Inc.	212	0.61%	813
Kulicke & Soffa Industries, Inc.	48	0.35%	555
International Business Machines Corp.	19	0.34%	486
Seagate Technology Holdings plc	42	0.45%	361
Cadence Design Systems, Inc.	40	0.66%	319
CSG Systems International, Inc.	189	1.08%	319
Dropbox, Inc. — Class A	60	0.22%	316
Microsoft Corp.	23	0.75%	314
NetApp, Inc.	34	0.34%	268
Cerner Corp.	46	0.43%	264
Cirrus Logic, Inc.	42	0.43%	206
Synaptics, Inc.	13	0.24%	205
Texas Instruments, Inc.	27	0.63%	189
Qorvo, Inc.	10	0.24%	188
Paychex, Inc.	18	0.23%	130
Broadcom, Inc.	6	0.35%	118
QUALCOMM, Inc.	13	0.22%	103
Lumentum Holdings, Inc.	31	0.31%	38
ExlService Holdings, Inc.	18	0.23%	20
HP, Inc.	125	0.46%	(70)
Electronic Arts, Inc.	37	0.64%	(87)
Progress Software Corp.	69	0.39%	(105)
MAXIMUS, Inc.	23	0.24%	(128)
Take-Two Interactive Software, Inc.	19	0.41%	(168)
Activision Blizzard, Inc.	64	0.74%	(175)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp. — Class A	43	0.36%	$(225)
Intel Corp.	44	0.30%	(253)
CDK Global, Inc.	78	0.47%	(257)
Total Technology			3,744

Energy
Antero Midstream Corp.	212	0.27%	(36)
Williams Companies, Inc.	136	0.44%	(172)
Kinder Morgan, Inc.	181	0.40%	(172)
Equitrans Midstream Corp.	201	0.21%	(230)
Total Energy			(610)

Basic Materials
Ingevity Corp.	31	0.29%	(59)
NewMarket Corp.	11	0.43%	(153)
Commercial Metals Co.	80	0.30%	(205)
Reliance Steel & Aluminum Co.	27	0.49%	(593)
Total Basic Materials			(1,010)
Total GS Equity Long Custom Basket			$5,618

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Verisk Analytics, Inc. — Class A	199	(1.61)%	$2,143
Archer-Daniels-Midland Co.	387	(1.08)%	1,955
ManpowerGroup, Inc.	148	(0.83)%	506
CoStar Group, Inc.	210	(0.82)%	193
Cooper Companies, Inc.	19	(0.35)%	141
McCormick & Company, Inc.	221	(0.92)%	5
Brink’s Co.	123	(0.44)%	(87)
Alnylam Pharmaceuticals, Inc.	53	(0.42)%	(325)
Guardant Health, Inc.	91	(0.53)%	(345)
Rollins, Inc.	402	(0.65)%	(377)
TransUnion	196	(1.01)%	(1,576)
Avalara, Inc.	34	(0.26)%	(1,980)
Cintas Corp.	97	(1.74)%	(2,929)
Equifax, Inc.	77	(0.87)%	(5,715)
Total Consumer, Non-cyclical			(8,391)

Financial
JBG SMITH Properties	921	(1.36)%	1,353
Lincoln National Corp.	257	(0.76)%	1,286
American International Group, Inc.	241	(0.54)%	1,071
U.S. Bancorp	501	(1.34)%	1,033
Alexandria Real Estate Equities, Inc.	96	(0.82)%	1,025
Truist Financial Corp.	404	(1.05)%	1,017
Prudential Financial, Inc.	280	(1.35)%	893
Global Net Lease, Inc.	512	(0.45)%	847
Comerica, Inc.	174	(0.58)%	435
Bank of America Corp.	813	(1.58)%	423
CyrusOne, Inc.	169	(0.57)%	410
State Street Corp.	244	(0.94)%	366
Equitable Holdings, Inc.	428	(0.61)%	300
Mid-America Apartment Communities, Inc.	100	(0.79)%	260
UDR, Inc.	585	(1.35)%	234
Ryman Hospitality Properties, Inc.	108	(0.40)%	212
Wells Fargo & Co.	238	(0.51)%	56
SBA Communications Corp.	27	(0.40)%	(49)
Crown Castle International Corp.	75	(0.69)%	(64)
Bank of New York Mellon Corp.	136	(0.33)%	(123)
Host Hotels & Resorts, Inc.	948	(0.76)%	(208)
Digital Realty Trust, Inc.	143	(1.01)%	(382)
Welltower, Inc.	166	(0.65)%	(647)
American Homes 4 Rent — Class A	256	(0.47)%	(806)
Federal Realty Investment Trust	86	(0.47)%	(840)
Invitation Homes, Inc.	406	(0.71)%	(1,139)
Americold Realty Trust	605	(1.08)%	(1,150)
Charles Schwab Corp.	382	(1.31)%	(1,224)
Healthpeak Properties, Inc.	847	(1.33)%	(1,319)
Howard Hughes Corp.	133	(0.61)%	(2,767)
American Tower Corp. — Class A	42	(0.53)%	(2,803)
Rayonier, Inc.	436	(0.74)%	(2,875)
Prologis, Inc.	176	(0.99)%	(3,364)
Loews Corp.	216	(0.55)%	(3,482)
Brookline Bancorp, Inc.	910	(0.64)%	(3,811)
Equinix, Inc.	31	(1.17)%	(4,133)
Morgan Stanley	740	(3.19)%	(4,649)
Camden Property Trust	152	(0.95)%	(4,864)
Sun Communities, Inc.	134	(1.08)%	(5,592)
Rexford Industrial Realty, Inc.	399	(1.07)%	(6,862)
First Republic Bank	177	(1.56)%	(9,787)
Total Financial			(51,719)

Utilities
Atmos Energy Corp.	284	(1.28)%	1,489
Exelon Corp.	608	(1.27)%	1,323
ONE Gas, Inc.	387	(1.35)%	1,254
Xcel Energy, Inc.	373	(1.16)%	1,212
Black Hills Corp.	197	(0.61)%	721
OGE Energy Corp.	453	(0.72)%	634

138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CenterPoint Energy, Inc.	377	(0.43)%	$510
Edison International	511	(1.39)%	(78)
Total Utilities			7,065

Industrial
Jacobs Engineering Group, Inc.	240	(1.51)%	1,580
Ball Corp.	150	(0.57)%	1,355
Stericycle, Inc.	411	(1.38)%	1,075
XPO Logistics, Inc.	107	(0.70)%	916
Norfolk Southern Corp.	109	(1.36)%	688
Exponent, Inc.	86	(0.36)%	583
MSA Safety, Inc.	87	(0.68)%	49
US Ecology, Inc.	276	(0.49)%	(15)
FedEx Corp.	56	(0.79)%	(165)
Republic Services, Inc. — Class A	311	(1.61)%	(275)
United Parcel Service, Inc. — Class B	50	(0.49)%	(283)
Boeing Co.	63	(0.71)%	(477)
TransDigm Group, Inc.	14	(0.43)%	(632)
Raytheon Technologies Corp.	333	(1.34)%	(672)
Waste Management, Inc.	242	(1.59)%	(846)
Ingersoll Rand, Inc.	321	(0.74)%	(2,222)
Tetra Tech, Inc.	94	(0.54)%	(2,913)
Casella Waste Systems, Inc. — Class A	346	(1.03)%	(3,718)
Total Industrial			(5,972)

Technology
KBR, Inc.	524	(0.94)%	898
Leidos Holdings, Inc.	151	(0.72)%	747
Blackline, Inc.	44	(0.23)%	221
Clarivate plc	406	(0.53)%	(285)
Sailpoint Technologies Holdings, Inc.	98	(0.24)%	(288)
Twilio, Inc. — Class A	14	(0.26)%	(421)
Tyler Technologies, Inc.	11	(0.23)%	(759)
Ceridian HCM Holding, Inc.	111	(0.50)%	(897)
Coupa Software, Inc.	42	(0.52)%	(988)
Smartsheet, Inc. — Class A	71	(0.24)%	(1,757)
Rapid7, Inc.	109	(0.48)%	(2,333)
HubSpot, Inc.	9	(0.25)%	(2,926)
Total Technology			(8,788)

Energy
Baker Hughes Co.	498	(0.54)%	1,481
Schlumberger N.V.	970	(1.46)%	1,178
Phillips 66	130	(0.52)%	36
Pioneer Natural Resources Co.	208	(1.59)%	(1,336)
NOV, Inc.	564	(0.41)%	(1,933)
Hess Corp.	175	(0.72)%	(3,323)
ChampionX Corp.	672	(0.81)%	(5,405)
Halliburton Co.	1,417	(1.54)%	(5,901)
Ovintiv, Inc.	677	(1.00)%	(8,771)
Total Energy			(23,974)

Communications
Anaplan, Inc.	89	(0.22)%	320
Okta, Inc.	46	(0.53)%	(53)
Uber Technologies, Inc.	320	(0.75)%	(107)
Q2 Holdings, Inc.	156	(0.75)%	(1,721)
Zendesk, Inc.	73	(0.50)%	(2,767)
Liberty Broadband Corp. — Class C	99	(0.81)%	(3,010)
Total Communications			(7,338)

Basic Materials
Linde plc	24	(0.33)%	(291)
Quaker Chemical Corp.	42	(0.47)%	(1,342)
Total Basic Materials			(1,633)

Consumer, Cyclical
JetBlue Airways Corp.	992	(0.78)%	1,840
United Airlines Holdings, Inc.	390	(0.96)%	1,722
IAA, Inc.	232	(0.59)%	1,247
Marriott International, Inc. — Class A	64	(0.41)%	438
Freshpet, Inc.	90	(0.69)%	391
Hilton Worldwide Holdings, Inc.	82	(0.46)%	254
Delta Air Lines, Inc.	635	(1.29)%	62
Alaska Air Group, Inc.	345	(0.98)%	(716)
Southwest Airlines Co.	511	(1.28)%	(2,622)
Copart, Inc.	180	(1.12)%	(5,161)
Total Consumer, Cyclical			(2,545)
Total GS Equity Short Custom Basket			$(103,295)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2021
SERIES Z (ALPHA OPPORTUNITY SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2021.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,731,972	$—	$—	$4,731,972
Money Market Fund	526,253	—	—	526,253
Equity Custom Basket Swap Agreements**	—	11,179	—	11,179
Total Assets	$5,258,225	$11,179	$—	$5,269,404

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$204,249	$—	$204,249

**	This derivative is reported as unrealized appreciation/depreciation at period end.

140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

Assets:
Investments, at value (cost $4,960,798)	$5,258,225
Unrealized appreciation on OTC swap agreements	11,179
Prepaid expenses	52
Receivables:
Investment Adviser	5,457
Dividends	4,833
Interest	2
Total assets	5,279,748

Liabilities:
Overdraft due to custodian bank	762
Unrealized depreciation on OTC swap agreements	204,249
Payable for:
Swap settlement	481,194
Fund accounting/administration fees	4,088
Transfer agent/maintenance fees	2,270
Distribution and service fees	936
Trustees’ fees*	500
Fund shares redeemed	124
Miscellaneous	22,171
Total liabilities	716,294
Commitments and contingent liabilities (Note 12)	—
Net assets	$4,563,454

Net assets consist of:
Paid in capital	$5,811,955
Total distributable earnings (loss)	(1,248,501)
Net assets	$4,563,454
Capital shares outstanding	289,584
Net asset value per share	$15.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2021

Investment Income:
Dividends	$56,284
Interest	6
Total investment income	56,290

Expenses:
Management fees	20,645
Distribution and service fees	5,735
Transfer agent/maintenance fees	12,470
Professional fees	20,281
Fund accounting/administration fees	16,409
Custodian fees	12,458
Trustees’ fees*	8,539
Pricing service expense	5,520
Line of credit fees	107
Interest expense	10
Miscellaneous	1,687
Total expenses	103,861
Less:
Expenses reimbursed by Adviser	(37,221)
Expenses waived by Adviser	(20,645)
Earnings credits applied	(2)
Total waived/reimbursed expenses	(57,868)
Net expenses	45,993
Net investment income	10,297

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	906,925
Swap agreements	(728,610)
Net realized gain	178,315
Net change in unrealized appreciation (depreciation) on:
Investments	(165,077)
Swap agreements	255,826
Net change in unrealized appreciation (depreciation)	90,749
Net realized and unrealized gain	269,064
Net increase in net assets resulting from operations	$279,361

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,297	$21,165
Net realized gain (loss) on investments	178,315	(7,970)
Net change in unrealized appreciation (depreciation) on investments	90,749	(63,272)
Net increase (decrease) in net assets resulting from operations	279,361	(50,077)

Distributions to shareholders	—	(31,639)

Capital share transactions:
Proceeds from sale of shares	11,997	78,547
Distributions reinvested	—	31,639
Cost of shares redeemed	(263,288)	(1,722,128)
Net decrease from capital share transactions	(251,291)	(1,611,942)
Net increase (decrease) in net assets	28,070	(1,693,658)

Net assets:
Beginning of period	4,535,384	6,229,042
End of period	$4,563,454	$4,535,384

Capital share activity:
Shares sold	779	5,512
Shares issued from reinvestment of distributions	—	2,180
Shares redeemed	(17,078)	(120,777)
Net decrease in shares	(16,299)	(113,085)

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2021[a]	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Per Share Data
Net asset value, beginning of period	$14.83	$14.87	$15.27	$20.05	$18.70	$16.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.06	.07	.04	(.04)	(.21)
Net gain (loss) on investments (realized and unrealized)	.90	(.01)	(.45)	(2.28)	1.39	2.32
Total from investment operations	.93	.05	(.38)	(2.24)	1.35	2.11
Less distributions from:
Net investment income	—	(.09)	(.02)	—	—	—
Net realized gains	—	—	—	(2.54)	—	—
Total distributions	—	(.09)	(.02)	(2.54)	—	—
Net asset value, end of period	$15.76	$14.83	$14.87	$15.27	$20.05	$18.70

Total Return[c]	6.27%	0.27%	(2.45%)	(11.57%)	7.22%	12.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,563	$4,535	$6,229	$8,056	$12,317	$13,192
Ratios to average net assets:
Net investment income (loss)	0.45%	0.41%	0.44%	0.22%	(0.23%)	(1.18%)
Total expenses[d]	4.53%	3.98%	3.52%	2.47%	2.48%	2.92%
Net expenses[e,f,g]	2.01%	2.01%	2.00%	1.99%	2.22%	2.92%
Portfolio turnover rate	103%	171%	172%	219%	182%	198%

[a]	Unaudited figures for the period ended June 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
2.00%	2.00%	2.00%	1.99%	2.13%	2.35%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

06/30/21[a]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
—	—	—	—	0.15%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 143

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2021, the Trust consisted of fourteen funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments (“GI”), provide advisory services. GPIM provides advisory services to Series F (Floating Rate Strategies Series) and Security Investors, LLC provides advisory services to the remaining Funds covered in this report. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are

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determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

(g) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(l) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statements of Operations at the end of the commitment period.

(m) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(n) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended June 30, 2021, are disclosed in the Statements of Operations.

(p) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.08% at June 30, 2021.

(q) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(r) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate,

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negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Duration, Hedge	$93,716,667	$—

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$4,928,079	$—
Series D (World Equity Income Series)	Hedge	—	8,676,912
Series J (StylePlus—Mid Growth Series)	Index exposure	2,927,273	—
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	12,129,734	626,155
Series X (StylePlus—Small Growth Series)	Index exposure	959,531	—
Series Y (StylePlus—Large Growth Series)	Index exposure	1,052,301	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$198,254,984	$—
Series E (Total Return Bond Series)	Income, Index exposure, Speculation	690,616	108,410
Series J (StylePlus—Mid Growth Series)	Index exposure	159,506,261	—
Series P (High Yield Series)	Income, Index exposure	1,787,963	—
Series X (StylePlus—Small Growth Series)	Index exposure	32,636,549	—
Series Y (StylePlus—Large Growth Series)	Index exposure	41,369,725	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series Z (Alpha Opportunity Series)	Hedge, Leverage	$714,715	$3,767,358

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Series E (Total Return Bond Series)	Duration, Hedge	$17,133,333	$—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Series E (Total Return Bond Series)	Income, Index exposure	$326,667	$—
Series P (High Yield Series)	Index exposure	933,333	—

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Series E (Total Return Bond Series)	Hedge, Income	$7,727,194	$7,865,023
Series P (High Yield Series)	Hedge	24,435	90,084

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2021:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
	Variation margin on futures contracts	Variation margin on futures contracts
Interest Rate contracts	Investments in unaffiliated issuers, at value Unamortized upfront premiums paid on interest rate swap agreements
Variation margin on interest rate swap agreements
Variation margin on futures contracts
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Variation margin on futures contracts
Credit contracts	Unrealized appreciation on OTC swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2021:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total Value at June 30, 2021
Series A (StylePlus—Large Core Series)	$34,883	$11,322,988	$—	$—	$—	$—	$—	$—	$11,357,871
Series D (World Equity Income Series)	—	—	159,388	—	—	—	—	—	159,388
Series E (Total Return Bond Series)	—	—	—	—	—	—	378,922	684,395	1,063,317
Series J (StylePlus—Mid Growth Series)	15,418	12,986,072	—	—	—	—	—	—	13,001,490
Series N (Managed Asset Allocation Series)	4,764	—	—	16,613	—	—	—	—	21,377
Series P (High Yield Series)	—	—	—	—	—	50,309	—	3,632	53,941
Series X (StylePlus—Small Growth Series)	—	497,534	—	—	—	—	—	—	497,534
Series Y (StylePlus—Large Growth Series)	22,893	3,263,583	—	—	—	—	—	—	3,286,476
Series Z (Alpha Opportunity Series)	—	11,179	—	—	—	—	—	—	11,179

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Total Value at June 30, 2021
Series E (Total Return Bond Series)	$—	$—	$—	$—	$587,476	$—	$—	$195,914	$783,390
Series J (StylePlus—Mid Growth Series)	14,542	—	—	—	—	—	—	—	14,542
Series N (Managed Asset Allocation Series)	126,183	—	—	1,328	—	—	—	—	127,511
Series X (StylePlus—Small Growth Series)	7,880	—	—	—	—	—	—	—	7,880
Series Z (Alpha Opportunity Series)	—	204,249	—	—	—	—	—	—	204,249

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2021:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Series A (StylePlus—Large Core Series)	$664,975	$38,031,706	$—	$—	$—	$—	$—	$—	$38,696,681
Series D (World Equity Income Series)	—	—	40,379	—	—	—	—	—	40,379
Series E (Total Return Bond Series)	—	—	—	—	(10,975)	67,990	313,201	121,010	491,226
Series J (StylePlus—Mid Growth Series)	349,194	28,403,681	—	—	—	—	—	—	28,752,875
Series N (Managed Asset Allocation Series)	1,200,227	—	(10,076)	(121,476)	—	—	—	—	1,068,675
Series P (High Yield Series)	—	—	—	—	—	172,650	—	3,061	175,711
Series X (StylePlus—Small Growth Series)	143,447	9,241,297	—	—	—	—	—	—	9,384,744
Series Y (StylePlus—Large Growth Series)	92,000	6,153,919	—	—	—	—	—	—	6,245,919
Series Z (Alpha Opportunity Series)	—	(728,610)	—	—	—	—	—	—	(728,610)

154 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Purchased Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Series A (StylePlus—Large Core Series)	$3,543	$(10,366,704)	$—	$—	$—	$—	$—	$—	$(10,363,161)
Series D (World Equity Income Series)	—	—	159,388	—	—	—	—	—	159,388
Series E (Total Return Bond Series)	—	—	—	—	(533,090)	(50,227)	(141,757)	(119,720)	(844,794)
Series J (StylePlus—Mid Growth Series)	(15,797)	(12,127,944)	—	—	—	—	—	—	(12,143,741)
Series N (Managed Asset Allocation Series)	(315,246)	—	865	12,976	—	—	—	—	301,405
Series P (High Yield Series)	—	—	—	—	—	(105,530)	—	3,632	(101,898)
Series X (StylePlus—Small Growth Series)	(11,887)	(6,486,004)	—	—	—	—	—	—	(6,497,891)
Series Y (StylePlus—Large Growth Series)	14,837	(1,134,553)	—	—	—	—	—	—	(1,119,716)
Series Z (Alpha Opportunity Series)	—	255,826	—	—	—	—	—	—	255,826

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

156 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series A (StylePlus—Large Core Series)	Swap equity contracts	$11,322,988	$—	$11,322,988	$—	$(10,780,000)	$542,988
Series E (Total Return Bond Series)	Forward foreign currency exchange contracts	684,395	—	684,395	(105,602)	(434,304)	144,489
	Options purchased	378,922	—	378,922	—	(159,895)	219,027
Series J (StylePlus—Mid Growth Series)	Swap equity contracts	12,986,072	—	12,986,072	—	(12,986,072)	—
Series P (High Yield Series)	Credit index swap agreements	50,309	—	50,309	—	—	50,309
	Forward foreign currency exchange contracts	3,632	—	3,632	—	—	3,632
Series X (StylePlus—Small Growth Series)	Swap equity contracts	497,534	—	497,534	—	(450,000)	47,534
Series Y (StylePlus—Large Growth Series)	Swap equity contracts	3,263,583	—	3,263,583	—	(3,180,000)	83,583
Series Z (Alpha Opportunity Series)	Custom basket swap agreements	11,179	—	11,179	(11,179)	—	—

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Forward foreign currency exchange contracts	$195,914	$—	$195,914	$(105,602)	$—	$90,312
Series Z (Alpha Opportunity Series)	Custom basket swap agreements	204,249	—	204,249	(204,249)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2021.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Series A (StylePlus—Large Core Series)	Morgan Stanley Capital Services LLC	Futures contracts	$154,000	$—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	10,780,000
Series A (StylePlus—Large Core Series) Total			154,000	10,780,000
Series D (World Equity Income Series)	BofA Securities, Inc.	Futures contracts	322,050	—
Series E (Total Return Bond Series)	BofA Securities, Inc.	Interest rate swap agreements	—	45,953
	Citibank, N.A.	Forward foreign currency exchange contracts	—	280,000
	Goldman Sachs International	Forward foreign currency exchange contracts, Options	—	300,000
	Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts, Options	—	220,357
Series E (Total Return Bond Series) Total			—	846,310
Series J (StylePlus—Mid Growth Series)	Citibank, N.A.	Total return swap agreements	—	13,650,000
	Morgan Stanley Capital Services LLC	Futures contracts	105,500	—
Series J (StylePlus—Mid Growth Series) Total			105,500	13,650,000
Series X (StylePlus—Small Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	53,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	450,000
Series X (StylePlus—Small Growth Series) Total			53,000	450,000
Series Y (StylePlus—Large Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	71,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	3,180,000
Series Y (StylePlus—Large Growth Series) Total			71,000	3,180,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

158 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.39%
Series F (Floating Rate Strategies Series)	0.65%[1]
Series J (StylePlus—Mid Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	0.40%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.75%
Series V (SMid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.75%
Series Y (StylePlus—Large Growth Series)	0.65%
Series Z (Alpha Opportunity Series)	0.90%

[1]	The Series’ management fee is subject to a 0.05% reduction on assets over $5 billion.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series A (StylePlus—Large Core Series)	0.91%	05/01/17	05/01/22
Series B (Large Cap Value Series)	0.80%	05/01/17	05/01/22
Series D (World Equity Income Series)	0.90%	05/01/17	05/01/22
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/22
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/22
Series J (StylePlus—Mid Growth Series)	0.94%	05/01/17	05/01/22
Series O (All Cap Value Series)	0.88%	05/01/17	05/01/22
Series P (High Yield Series)	1.07%	10/20/14	05/01/22
Series Q (Small Cap Value Series)	1.14%	05/01/17	05/01/22
Series V (Mid Cap Value Series)	0.91%	05/01/17	05/01/22
Series X (StylePlus—Small Growth Series)	1.06%	05/01/17	05/01/22
Series Y (StylePlus—Large Growth Series)	0.93%	05/01/17	05/01/22
Series Z (Alpha Opportunity Series)	2.00%	05/31/17	05/01/22

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At June 30, 2021, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended December 31, are presented in the following table:

Fund	2021	2022	2023	2024	Total
Series A (StylePlus - Large Core Series)	$398,625	$627,973	$609,622	$263,609	$1,899,829
Series B (Large Cap Value Series)	402,473	596,531	569,190	256,261	1,824,455
Series D (World Equity Income Series)	254,721	384,683	358,470	149,807	1,147,681
Series E (Total Return Bond Series)	109,348	159,891	102,283	21,715	393,237
Series F (Floating Rate Strategies Series)	31,761	92,992	97,708	32,919	255,380
Series J (StylePlus—Mid Growth Series)	274,454	429,212	445,780	197,996	1,347,442
Series O (All Cap Value Series)	224,011	319,350	288,584	126,090	958,035
Series P (High Yield Series)	62,373	112,110	111,843	43,283	329,609
Series Q (Small Cap Value Series)	74,408	107,646	89,756	28,557	300,367
Series V (Mid Cap Value Series)	390,235	531,107	493,187	223,227	1,637,756
Series X (StylePlus - Small Growth Series)	72,590	151,315	130,501	60,123	414,529
Series Y (StylePlus - Large Growth Series)	88,483	163,763	153,061	65,667	470,974
Series Z (Alpha Opportunity Series)	27,357	108,215	101,516	57,866	294,954

For the period ended June 30, 2021, no amounts were recouped by GI.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2021, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Series A (StylePlus—Large Core Series)	$70,477
Series E (Total Return Bond Series)	17,240
Series J (StylePlus—Mid Growth Series)	56,527
Series N (Managed Asset Allocation Series)	1,292
Series X (StylePlus—Small Growth Series)	12,202
Series Y (StylePlus—Large Growth Series)	12,645

160 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$245,285,097	$18,924,345	$(384,419)	$18,539,926
Series B (Large Cap Value Series)	165,964,167	67,358,209	(2,785,670)	64,572,539
Series D (World Equity Income Series)	118,504,250	21,174,387	(2,203,259)	18,971,128
Series E ( Total Return Bond Series)	168,187,416	8,166,993	(2,029,766)	6,137,227
Series F (Floating Rate Strategies Series)	45,887,864	194,159	(561,687)	(367,528)
Series J (StylePlus—Mid Growth Series)	199,372,747	17,253,103	(532,131)	16,720,972
Series N (Managed Asset Allocation Series)	33,638,743	13,450,157	(261,178)	13,188,979
Series O (All Cap Value Series)	76,874,192	28,921,078	(1,358,890)	27,562,188
Series P (High Yield Series)	49,155,640	1,667,540	(1,473,648)	193,892
Series Q (Small Cap Value Series)	60,537,475	18,647,754	(3,028,708)	15,619,046
Series V (SMid Cap Value Series)	152,992,037	46,318,650	(5,235,169)	41,083,481
Series X (StylePlus—Small Growth Series)	39,189,924	1,546,527	(167,338)	1,379,189
Series Y (StylePlus—Large Growth Series)	51,476,263	5,510,613	(62,728)	5,447,885
Series Z (Alpha Opportunity Series)	4,972,197	371,753	(278,795)	92,958

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Securities Transactions

For the period ended June 30, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$54,611,205	$33,158,917
Series B (Large Cap Value Series)	22,494,252	36,176,699
Series D (World Equity Income Series)	112,484,750	118,772,172
Series E (Total Return Bond Series)	51,335,988	65,177,896
Series F (Floating Rate Strategies Series)	13,458,898	8,644,627
Series J (StylePlus—Mid Growth Series)	64,934,868	54,961,337
Series N (Managed Asset Allocation Series)	10,456,284	9,550,834
Series O (All Cap Value Series)	13,358,083	19,715,033
Series P (High Yield Series)	19,667,655	17,012,491
Series Q (Small Cap Value Series)	11,975,314	14,967,433
Series V (SMid Cap Value Series)	38,311,002	50,266,704
Series X (StylePlus—Small Growth Series)	14,150,490	13,587,532
Series Y (StylePlus—Large Growth Series)	12,344,578	9,222,989
Series Z (Alpha Opportunity Series)	5,106,808	6,065,330

For the period ended June 30, 2021, the cost of purchases and proceeds from the sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$18,059,234	$10,652,342

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2021, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
Series E (Total Return Bond Series)	$739,384	$3,511,334	$331,549
Series F (Floating Rate Strategies Series)	—	356,561	8,828
Series P (High Yield Series)	155,484	1,658,323	81,373

162 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2021. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2021, were as follows:

Fund	Borrower	Maturity Date		Face Amount*	Value
Series E (Total Return Bond Series)
	HAH Group Holding Co. LLC	10/29/27		$20,000	$270
	Higginbotham	11/25/22		43,931	230
	HighTower Holding LLC	04/21/28		30,000	—
	MB2 Dental Solutions LLC	01/29/27		91,009	1,693
	National Mentor Holdings, Inc.	03/02/28		4,467	21
	Service Logic Acquisition, Inc.	10/22/27		19,701	178
	Southern Veterinary Partners LLC	10/05/27		18,182	163
	Datix Bidco Ltd.	09/22/21	GBP	300,000	—
					$2,555
Series F (Floating Rate Strategies Series)
	DG Investment Intermediate Holdings 2, Inc.	03/17/28		$8,312	$—
	Hillman Group, Inc.	02/24/28		50,633	120
	National Mentor Holdings, Inc.	03/02/28		8,933	42
	Osmosis Holdings Australia II Pty Ltd.	06/17/28		11,111	—
	TricorBraun Holdings, Inc.	03/03/28		35,501	280
					$442
Series P (High Yield Series)
	HAH Group Holding Co. LLC	10/29/27		$20,000	$270
	National Mentor Holdings, Inc.	03/02/28		4,467	21
	PT Intermediate Holdings III LLC	10/15/25		12,664	222
	SCP Eye Care Services LLC	03/16/28		22,159	28
	Datix Bidco Ltd.	09/22/21	GBP	225,000	—
					$541

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP — British Pound

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$17,460	$17,622
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	717,677	718,165
	LSTAR Securities Investment Ltd.
	2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	391,572	392,492
	LSTAR Securities Investment Ltd.
	2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[2]	03/17/21	271,670	271,554
	Putnam Structured Product Funding Ltd.
	2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[2]	06/01/16	3,356	3,577
			$1,401,735	$1,403,410
Series P (High Yield Series)
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	$174,125	$33,250
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	15,603
			$528,034	$48,853

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]

Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Security is in default of interest and/or principal obligations.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 2, 2020, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2021.

In addition, Series E (Total Return Bond Series) and Series F (Floating Rate Strategies Series)(the “Funds”) entered into an additional unlimited credit facility agreement with BNP Paribas Prime Brokerage, Inc. (the “counterparty”) whereby the counterparty has agreed to provide secured financing to the Funds and the Funds will provide pledged collateral to the counterparty. Fees related to borrowings, if any, equate to 1 month LIBOR plus 0.90%. The Funds did not have any borrowings under this agreement at or during the period ended June 30, 2021.

164 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 11 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2021, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2021		Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	106	$—	*	$3,443,831	(0.08%)
Series P (High Yield Series)	181	2,983,439		1,496,096	0.41%

*	As of June 30, 2021, Series E (Total Return Bond Series) did not have any open reverse repurchase agreements.

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets of Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series P (High Yield Series)	Reverse repurchase agreements	$2,983,439	$—	$2,983,439	$(2,983,439)	$—	$—

As of June 30, 2021, Series P (High Yield Series) had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Interest Rate(s)	Maturity Date(s)	Face Value
BNP Paribas	(0.10%)*	Open Maturity	$99,320
BMO Capital Markets Corp.	0.40%*	Open Maturity	2,884,119
			$2,983,439

*

The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective as of June 30, 2021.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Fund:

Fund	Asset Type	Overnight and Continuous	Total
Series P (High Yield Series)	Corporate Bonds	$2,983,439	$2,983,439
Gross amount of recognized liabilities for reverse repurchase agreements		$2,983,439	$2,983,439

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 12 – Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the SBL Fund of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the SBL Fund, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). SBL Fund has been named as a defendant in two of the SLCFC actions: Deutsche Bank Trust Co. Americas v. Ohlson Enter., No. 12-0064 (S.D.N.Y.) and Deutsche Bank Trust Co. Americas v. Cantor Fitzgerald & Co., No. 11-4900 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed a response to plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include SBL Fund. Defendants filed an opposition to the petition for certiorari on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final

166 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020.

None of these lawsuits alleges any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series A (StylePlus–Large Core Series) f/k/a Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 13 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 167

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the insurance company that offers your contract or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the insurance company that you wish to receive paper copies of reports by following the instructions provided by the insurance company. Your election to receive reports in paper may apply to all portfolio companies available under your contract.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Guggenheim Variable Funds Trust Contracts Review Committee

Guggenheim Variable Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series:

● Series A (StylePlus—Large Core Series) (“Series A”)

● Series D (World Equity Income Series) (“Series D”)

● Series F (Floating Rate Strategies Series) (“Series F”)

● Series N (Managed Asset Allocation Series) (“Series N”)

● Series P (High Yield Series) (“Series P”)

● Series V (SMid Cap Value Series) (“Series V”)

● Series Y (StylePlus—Large Growth Series) (“Series Y”)

● Series B (Large Cap Value Series) (“Series B”)

● Series E (Total Return Bond Series) (“Series E”)

● Series J (StylePlus—Mid Growth Series) (“Series J”)

● Series O (All Cap Value Series) (“Series O”)

● Series Q (Small Cap Value Series) (“Series Q”)

● Series X (StylePlus—Small Growth Series) (“Series X”)

● Series Z (Alpha Opportunity Series) (“Series Z”)

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OTHER INFORMATION (Unaudited)(continued)

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of: (i) Series A; (ii) Series B; (iii) Series D; (iv) Series E; (v) Series J; (vi) Series N; (vii) Series O; (viii) Series P; (ix) Series Q; (x) Series V; (xi) Series X; (xii) Series Y; and (xiii) Series Z (collectively, the “SI-Advised Funds”). Guggenheim Partners Investment Management, LLC (“GPIM”) serves as investment adviser to Series F (the “GPIM-Advised Fund” and together with the SI-Advised Funds, the “Funds” and individually, a “Fund”).1 (Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” Security Investors and GPIM are also known as “Guggenheim Investments,” the global asset management and investment advisory division of Guggenheim Partners that includes other affiliated investment management businesses.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Advisers regularly provide investment research, advice and supervision, along with a continuous investment program for the Funds, and direct the purchase and sale of securities and other investments for each Fund’s portfolio.

Each of the Advisory Agreements continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.2 At meetings held by videoconference on April 20, 2021 (the “April Meeting”) and on May 26, 2021 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Series D, Series F and Series Z were the same as the performance universe constituent funds due to each Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

[1]

The investment advisory agreements pertaining to the SI-Advised Funds and the investment advisory agreement pertaining to the GPIM-Advised Fund are each referred to herein as an “Advisory Agreement” and together, the “Advisory Agreements.” In addition, unless the context indicates otherwise, Security Investors, with respect to its service as investment adviser to the SI-Advised Funds, and GPIM as to the GPIM-Advised Fund, are each referred to herein as an “Adviser” and together, the “Advisers.”

[2]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief, initially provided for a limited period of time, has been extended multiple times and was in effect as of May 26, 2021. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreements at a meeting of the Board held by videoconference on May 26, 2021.

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OTHER INFORMATION (Unaudited)(continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of each of the Advisory Agreements for an additional annual term.

Nature, Extent and Quality of Services Provided by Each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal, regulatory and operational risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2020, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain updated performance information as of March 31, 2021.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. Except as to the individual Funds discussed below, the Committee observed that the returns of each Fund ranked in the third quartile or better of such Fund’s performance universe for each of the relevant periods considered.

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OTHER INFORMATION (Unaudited)(continued)

In addition, the Committee made the following observations:

Series B (Large Cap Value Series): The Fund’s returns ranked in the 42nd and 76th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily due to stock selection in certain sectors, notably healthcare and utilities in 2019 and materials in 2018. The Committee considered the Fund’s competitive performance over the five-year period, noting management’s statement that strong long-term performance is due to the investment team implementing enhancements to its investment process in August 2014, including a more systematic implementation of the team’s proprietary Delta Y metric, a rigorous sell discipline, and a stock selection tool called Compass, which is a natural extension and evolution of the Delta Y measurement. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 33rd and 61st percentiles, respectively.

Series F (Floating Rate Strategies Series): The Fund’s returns ranked in the 100th percentile of its performance universe for the five-year and three-year periods ended December 31, 2020. The Committee noted management’s explanation that the majority of the Fund’s relative underperformance over the five-year and three-year time periods was generated in 2018 and 2020, as the Fund was generally positioned more defensively than peers, with an underweight to lower quality loans in 2018 and a higher liquidity profile in 2020 after the markets rapidly appreciated following volatility in the first quarter, although the Fund performed well through the volatility in the first quarter. The Committee noted management’s statement that the investment management team continues to believe a more defensive approach is warranted and that more attractive risk-adjusted returns will be realized when volatility and downside risk increases. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 74th and 83rd percentiles, respectively.

Series O (All Cap Value Series): The Fund’s returns ranked in the 39th and 76th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily due poor stock selection in the healthcare and utilities sectors in 2019 and in the healthcare sector in 2018. The Committee considered the Fund’s competitive performance over the five-year period, noting management’s statement that strong long-term performance is due to the investment team implementing enhancements to its investment process in August 2014, including a more systematic implementation of the team’s proprietary Delta Y metric, a rigorous sell discipline, and a stock selection tool called Compass, which is a natural extension and evolution of the Delta Y measurement. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 29th and 52nd percentiles, respectively.

Series P (High Yield Series): The Fund’s returns ranked in the 70th and 87th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s defensive positioning in 2019, notably lower duration and average maturity and an underweight to credit risks, which reflected Guggenheim’s market views that were implemented beginning in 2018, contributed to relative underperformance. The Committee noted management’s statement that, although the Fund experienced strong downside protection in the first quarter of 2020, the Fund’s continued lower exposure to the most speculative names, which outperformed for the remainder of 2020, hurt relative performance. The Committee also took into account management’s statement that the investment team believes a defensive approach is warranted given deteriorating credit fundamentals and disproportionately tight markets and that more attractive risk-adjusted returns will be realized when volatility and downside risk increases. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 47th and 84th percentiles, respectively.

Series Q (Small Cap Value Series): The Fund’s returns ranked in the 90th and 55th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the outperformance of microcap stocks and low quality stocks in the fourth quarter of 2020 as the market reacted to news of successful COVID-19 vaccines, as well as poor stock selection in 2017 and 2016 in several sectors, notably in the information technology sector. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings were in the 78th and 65th percentiles, respectively.

Series X (StylePlus—Small Growth Series): The Fund’s returns ranked in the 79th and 85th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was attributable to the Fund’s defensively-positioned portfolio, in particular its holdings in Guggenheim’s Enhanced Strategy funds that were defensively positioned beginning in 2018, reflecting Guggenheim’s market views, as well as the Fund’s style tilt to value-oriented, lower-growth companies. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 66th and 79th percentiles, respectively.

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OTHER INFORMATION (Unaudited)(continued)

Series Z (Alpha Opportunity Series): The Fund’s returns ranked in the 80th and 100th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was primarily due to the Fund’s beta profile and fundamental factor tilts. The Committee noted management’s statement that the Fund’s lower beta profile to broad market U.S. equities relative to its peers, long exposure to value and short exposure to growth, and negative sector exposures to well-performing sectors have detracted from investment performance. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings were in the 91st and 92nd percentiles, respectively, but that management continued to attribute the underperformance to the unfavorable market conditions for the Fund’s investment strategy.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by Each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the entrepreneurial, legal, regulatory and operational risks it faces when offering the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Funds discussed below, the Committee observed that each Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee ranks in the fourth quartile (100th percentile) of its peer group. The Fund’s net effective management fee ranks in the first quartile (1st percentile) of its peer group, reflecting a waiver in place for the Fund. The Fund’s total net expense ratio ranks in the fourth quartile (100th percentile) of its peer group, which the Committee noted was largely driven by the small size of the Fund and the higher other operating expense ratio in comparison to its peers. The Committee considered the Adviser’s statement explaining the higher contractual advisory fee that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the Fund’s strong investment performance for the since-inception period ended December 31, 2020. The Committee also considered that the peer group is limited in number, comprised only of five funds. In addition, the Committee took into account the Adviser’s statement that the Fund’s currently effective expense limitation agreement with the Adviser is intended to limit the impact of the Fund’s small size.

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

Series O (All Cap Value Series): The Fund’s contractual advisory fee ranks in the fourth quartile (77th percentile) of its peer group. The Committee considered that the Fund’s net effective management fee and total net expense ratio each rank in the first quartile (8th and 23rd percentiles, respectively) of its peer group. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Series P (High Yield Series): The Fund’s contractual advisory fee and net effective management fee each rank in the first quartile (23rd and 8th percentiles, respectively) of its peer group, with the net effective management fee ranking reflecting a waiver in place for the Fund. The Fund’s total net expense ratio ranks in the fourth quartile (77th percentile) of its peer group, which the Committee noted was largely driven by the small size of the Fund and the higher other operating expense ratio in comparison to its peers. The Committee considered the Adviser’s statement that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the Fund’s strong investment performance for the since-inception period ended December 31, 2020. The Committee also took into account the Adviser’s statement that the Fund’s currently effective expense limitation agreement with the Adviser is intended to limit the impact of the Fund’s small size.

Series Z (Alpha Opportunities Series): The Fund’s contractual advisory fee ranks in the fourth quartile (80th percentile) of its peer group. The Fund’s net effective management fee ranks in the first quartile (1st percentile) of its peer group, reflecting a waiver in place for the Fund. The Fund’s total net expense ratio ranks in the fourth quartile (100th percentile) of its peer group, which the Committee noted was largely driven by the small size of the Fund and the higher operating expense ratio in comparison to its peers. The Committee considered the Adviser’s statement explaining the higher contractual advisory fee that the Fund employs a sophisticated quantitative methodology that seeks to generate absolute returns through factor and stock selection with minimal market exposure. The Committee also took into account the Adviser’s statement that the Fund’s currently effective expense limitation agreement with the Adviser is intended to limit the impact of the Fund’s small size. The Committee noted that the Fund’s size is the smallest of its peer group and the Fund’s other operating expenses are the highest of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2020, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2019. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Advisers derive any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Advisers may benefit from certain economies of scale and synergies, such as enhanced visibility of the Advisers, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by each Adviser from its relationship with the Funds were appropriate and that each Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, although Guggenheim’s overall expenses declined in 2020, generally, costs are anticipated to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

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OTHER INFORMATION (Unaudited)(concluded)

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each of the Advisory Agreements is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

176 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 177

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

178 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 179

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

180 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 181

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

182 THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), Guggenheim Variable Funds Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2020, to March 31, 2021. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 8, 2021

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 8, 2021

*	Print the name and title of each signing officer under his or her signature.